UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22739

New York Life Investments Active ETF Trust

(Exact name of registrant as specified in charter)

51 Madison Avenue

New York, NY 10010

(Address of principal executive offices) (Zip code)

Kirk C. Lehneis
New York Life Investment Management LLC
51 Madison Avenue
New York, NY 10010

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-474-7725

Date of fiscal year end: April 30

Date of reporting period: October 31, 2024

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

NYLI MacKay Core Plus Bond ETF*

(formerly, IQ MacKay ESG Core Plus Bond ETF)

CPLB*/NYSE Arca, Inc.

SEMIANNUAL SHAREHOLDER REPORT  |  October 31, 2024

This semi-annual shareholder report contains important information about NYLI MacKay Core Plus Bond ETF* (the "Fund") for the period of May 1, 2024 to October 31, 2024.You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 1-888-474-7725.

* Effective December 4, 2024, the Fund's name changed from NYLI MacKay ESG Core Plus Bond ETF to NYLI MacKay Core Plus Bond ETF, and the Fund's ticker changed from ESGB to CPLB.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1,Footnote Reference2
NYLI MacKay Core Plus Bond ETF*	$20	0.39%
Footnote	Description
Footnote[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
Footnote[2]	Annualized.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

	NYLI MacKay Core Plus Bond ETF* - NAV 9,622	Bloomberg U.S. Aggregate Bond Index9,370
06/29/2021	10,000	10,000
10/31/2021	10,020	10,016
04/30/2022	9,069	9,068
10/31/2022	8,323	8,446
04/30/2023	8,950	9,029
10/31/2023	8,424	8,476
04/30/2024	9,052	8,897
10/31/2024	9,622	9,370

Period-Ended

7256617

MEESGB10-12/24

NYLI MacKay Core Plus Bond ETF* | 1

Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six MonthsFootnote Reference1	One Year	Since Inception
NYLI MacKay Core Plus Bond ETF* - NAV	06/29/2021	6.29%	14.21%	-1.15%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference2		5.31%	10.55%	-1.93%
Footnote	Description
Footnote[1]	Not annualized.
Footnote[2]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

The Fund's past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Performance figures may reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. Visit newyorklifeinvestments.com/etf for the most recent performance.

Key Fund Statistics

Fund's net assets	$310,751,454
Total number of portfolio holdings	454
Portfolio turnover rate	128%

7256617

MEESGB10-12/24

NYLI MacKay Core Plus Bond ETF* | 2

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.

Top Ten Holdings and/or Issuers*

U.S. Treasury Notes, 4.13%, due 10/31/31	18.7%
Fannie Mae Pool, Series 2023-MA5108, 6.00%, due 8/1/53	7.5%
U.S. Treasury Bonds, 4.13%, due 8/15/44	6.9%
Government National Mortgage Association, Series 2023-101 KO, 0.00%, due 1/20/51	5.7%
Freddie Mac STACR REMIC Trust, Series 2021-HQA1 B2, 9.86%, (SOFR30A + 5.00%), due 8/25/33	4.2%
Freddie Mac Pool, Series 2022-SD8243, 3.50%, due 9/1/52	3.7%
Freddie Mac REMICS, Series 2024-5471 SK, 0.35%, (SOFR30A + 5.35%), due 8/25/54	2.0%
Connecticut Avenue Securities Trust, Series 2022-R05 2B2, 11.86%, (SOFR30A + 7.00%), due 4/25/42	1.9%
RCKT Mortgage Trust, Series 2021-5 A1, 2.50%, due 11/25/51	1.9%
BANK, Series 2023-BNK46 A4, 5.75%, due 8/15/56	1.8%

*  Excluding short-term investments

Top Industries

Mortgage Securities	39.7%
U.S. Treasury Note	18.7
Banks	9.7
Asset Backed Securities	7.3
U.S. Treasury Bond	6.9
Electric	3.2
Diversified Financial Services	2.7
Auto Manufacturers	1.5
REITS	1.4
Airlines	1.3

Availability of Additional Information

At dfinview.com/NYLIM, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

  Proxy voting information

You can also request this information by contacting us at 1-888-474-7725.

Householding

Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary.

7256617

MEESGB10-12/24

NYLI MacKay Core Plus Bond ETF* | 3

NYLI MacKay ESG High Income ETF

(formerly, IQ MacKay ESG High Income ETF)

IQHI/NYSE Arca, Inc.

SEMIANNUAL SHAREHOLDER REPORT  |  October 31, 2024

This semi-annual shareholder report contains important information about NYLI MacKay ESG High Income ETF (the "Fund") for the period of May 1, 2024 to October 31, 2024.You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 1-888-474-7725.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1,Footnote Reference2
NYLI MacKay ESG High Income ETF	$21	0.40%
Footnote	Description
Footnote[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
Footnote[2]	Annualized.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

	NYLI MacKay ESG High Income ETF - NAV 12,290	Bloomberg U.S. Aggregate Bond Index11,242	Bloomberg Very Liquid High Yield Index12,556
10/25/2022	10,000	10,000	10,000
10/31/2022	10,049	10,133	10,191
04/30/2023	10,712	10,833	10,814
10/31/2023	10,663	10,169	10,788
04/30/2024	11,521	10,674	11,777
10/31/2024	12,290	11,242	12,556

Period-Ended

7256617

MEIQHI10-12/24

NYLI MacKay ESG High Income ETF | 1

Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six MonthsFootnote Reference1	One Year	Since Inception
NYLI MacKay ESG High Income ETF - NAV	10/25/2022	6.68%	15.26%	10.75%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference2		5.31%	10.55%	5.97%
Bloomberg Very Liquid High Yield IndexFootnote Reference3		6.61%	16.39%	11.93%
Footnote	Description
Footnote[1]	Not annualized.
Footnote[2]	In accordance with new regulatory requirements, the Fund has selected the Bloomberg U.S. Aggregate Bond Index, a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities, as a replacement for the Bloomberg Very Liquid High Yield Index.
Footnote[3]	The Bloomberg Very Liquid High Yield Index, is designed to measure the performance of publicly issued U.S. dollar denominated high yield corporate bonds with above-average liquidity. High yield securities are generally rated below investment grade and are commonly referred to as “junk bonds.”

The Fund's past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Performance figures may reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. Visit newyorklifeinvestments.com/etf for the most recent performance.

Key Fund Statistics

Fund's net assets	$64,139,761
Total number of portfolio holdings	334
Portfolio turnover rate	26%

7256617

MEIQHI10-12/24

NYLI MacKay ESG High Income ETF | 2

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.

Top Ten Holdings and/or Issuers*

CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, due 5/1/32	2.0%
Cloud Software Group, Inc., 6.50%, due 3/31/29	1.7%
OneMain Finance Corp., 6.63%, due 1/15/28	1.6%
Venture Global LNG, Inc., 8.38%, due 6/1/31	1.4%
CSC Holdings LLC, 6.50%, due 2/1/29	1.2%
Post Holdings, Inc., 5.50%, due 12/15/29	1.2%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.63%, due 1/15/27	1.0%
Carnival Corp., 6.00%, due 5/1/29	1.0%
United Airlines, Inc., 4.63%, due 4/15/29	0.9%
Herc Holdings, Inc., 5.50%, due 7/15/27	0.8%

*  Excluding short-term investments

Top Industries

Media	9.9%
Commercial Services	7.2
Short-Term Investments	5.0
Oil & Gas	5.4
Diversified Financial Services	4.8
REITs	3.9
Chemicals	3.9
Entertainment	3.7
Telecommunications	3.6
Retail	3.6

Availability of Additional Information

At dfinview.com/NYLIM, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

  Proxy voting information

You can also request this information by contacting us at 1-888-474-7725.

Householding

Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary.

7256617

MEIQHI10-12/24

NYLI MacKay ESG High Income ETF | 3

NYLI MacKay Securitized Income ETF

(formerly, IQ MacKay Securitized Income ETF)

SECR/NYSE Arca, Inc.

SEMIANNUAL SHAREHOLDER REPORT  |  October 31, 2024

This semi-annual shareholder report contains important information about NYLI MacKay Securitized Income ETF (the "Fund") for the period of May 31, 2024 to October 31, 2024.You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 1-888-474-7725.

What were the Fund costs for the period since inception?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference1	Costs paid as a percentage of a $10,000 investmentFootnote Reference2,Footnote Reference3
NYLI MacKay Securitized Income ETF	$17	0.40%
Footnote	Description
Footnote[1]	The Fund commenced operations on May 31, 2024. Expenses for a full reporting period would be higher than the amount shown.
Footnote[2]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
Footnote[3]	Annualized.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

	NYLI MacKay Securitized Income ETF - NAV 10,497	Bloomberg U.S. Aggregate Bond Index9,915	Bloomberg U.S. Securitized Bond Index9,797
10/1/2019	10,007	10,030	10,035
4/30/2020	10,131	10,517	10,401
10/31/2020	10,567	10,651	10,445
4/30/2021	10,759	10,489	10,420
10/31/2021	10,778	10,600	10,395
4/30/2022	10,025	9,596	9,522
10/31/2022	9,211	8,938	8,852
4/30/2023	9,892	9,555	9,441
10/31/2023	9,307	8,969	8,800
4/30/2024	9,865	9,415	9,264
10/31/2024	10,497	9,915	9,797

Period-Ended

7256617

MESECR10-12/24

NYLI MacKay Securitized Income ETF | 1

Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six MonthsFootnote Reference1	One Year	Five Years	Since Inception
NYLI MacKay Securitized Income ETF - NAV	10/01/2019	6.40%	12.79%	0.96%	0.96%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference2		5.31%	10.55%	-0.23%	-0.17%
Bloomberg U.S. Securitized Bond IndexFootnote Reference3		5.76%	11.34%	-0.48%	-0.40%
Footnote	Description
Footnote[1]	Not annualized.
Footnote[2]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.
Footnote[3]	The Bloomberg U.S. Securitized Bond Index is an unmanaged index that includes the MBS, ABS, and CMBS sectors of the Bloomberg U.S. Aggregate Bond universe.

Performance prior to May 31, 2024, is that of a separately managed account (the “Predecessor Account”) prior to its conversion into shares of the Fund. The Predecessor Account was converted into the Fund on May 31, 2024. The Predecessor Account was not registered under the Investment Company Act of 1940 (the “1940 Act”) and therefore was not subject to certain restrictions imposed on registered investment companies by the 1940 Act and by the Internal Revenue Code of 1986. If the Predecessor Account had been registered under the 1940 Act, the Predecessor Account's performance may have been adversely affected.

The Fund's past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Performance figures may reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. Visit newyorklifeinvestments.com/etf for the most recent performance.

Key Fund Statistics

Fund's net assets	$157,364,829
Total number of portfolio holdings	461
Portfolio turnover rate	126%

7256617

MESECR10-12/24

NYLI MacKay Securitized Income ETF | 2

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.

Top Ten Holdings and/or Issuers*

Fannie Mae Pool, Series 2022-MA4626, 4.00%, due 6/1/52	19.6%
Freddie Mac Pool, Series 2022-SD8220, 3.00%, due 6/1/52	12.7%
Freddie Mac STACR REMIC Trust, Series 2020-HQA5 B2, 12.26%, (SOFR30A + 7.40%), due 11/25/50	7.5%
Government National Mortgage Association, Series 2021-205 GA, 2.00%, due 11/20/51	4.9%
Connecticut Avenue Securities Trust, Series 2022-R03 1B2, 14.71%, (SOFR30A + 9.85%), due 3/25/42	3.4%
J.P. Morgan Mortgage Trust, Series 2021-12 A3, 2.50%, due 2/25/52	3.1%
BANK, Series 2023-BNK46 A4, 5.75%, due 8/15/56	2.4%
RCKT Mortgage Trust, Series 2021-5 A1, 2.50%, due 11/25/51	2.4%
Wells Fargo Commercial Mortgage Trust, Series 2024-1CHI E, 7.57%, due 7/15/35	2.2%
Flagship Credit Auto Trust, Series 2024-1 D, 6.30%, due 4/15/30	2.1%

*  Excluding short-term investments

Top Industries

Mortgage Securities	84.2%
Asset Backed Securities	12.5
Short-Term Investments	2.6
Collateralized Loan Obligation	1.1
U.S. Treasury Note	0.3

Availability of Additional Information

At dfinview.com/NYLIM, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

  Proxy voting information

You can also request this information by contacting us at 1-888-474-7725.

Householding

Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary.

7256617

MESECR10-12/24

NYLI MacKay Securitized Income ETF | 3

NYLI MacKay Muni Insured ETF

(formerly, IQ MacKay Municipal Insured ETF)

MMIN/NYSE Arca, Inc.

SEMIANNUAL SHAREHOLDER REPORT  |  October 31, 2024

This semi-annual shareholder report contains important information about NYLI MacKay Muni Insured ETF (the "Fund") for the period of May 1, 2024 to October 31, 2024.You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 1-888-474-7725.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1,Footnote Reference2
NYLI MacKay Muni Insured ETF	$15	0.30%
Footnote	Description
Footnote[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
Footnote[2]	Annualized.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

	NYLI MacKay Muni Insured ETF - NAV 11,725	Bloomberg Municipal Bond Index11,425	Bloomberg Municipal All Insured Bond Index11,749
10/18/2017	10,000	10,000	10,000
10/31/2017	9,996	9,960	9,966
04/30/2018	9,987	9,864	9,903
10/31/2018	10,042	9,909	9,975
04/30/2019	10,658	10,471	10,617
10/31/2019	11,089	10,842	11,081
04/30/2020	11,090	10,697	10,929
10/31/2020	11,714	11,231	11,520
04/30/2021	12,012	11,526	11,945
10/31/2021	12,036	11,528	11,985
04/30/2022	10,968	10,617	10,872
10/31/2022	10,202	10,147	10,274
04/30/2023	11,159	10,922	11,186
10/31/2023	10,492	10,415	10,572
04/30/2024	11,405	11,150	11,452
10/31/2024	11,725	11,425	11,749

Period-Ended

7256617

MEMMIN10-12/24

NYLI MacKay Muni Insured ETF | 1

Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six MonthsFootnote Reference1	One Year	Five Years	Since Inception
NYLI MacKay Muni Insured ETF - NAV	10/18/2017	2.80%	11.74%	1.12%	2.29%
Bloomberg Municipal Bond IndexFootnote Reference2		2.46%	9.70%	1.05%	1.91%
Bloomberg Municipal All Insured Bond IndexFootnote Reference3		2.59%	11.14%	1.18%	2.32%
Footnote	Description
Footnote[1]	Not annualized.
Footnote[2]	In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year and bonds subject to the alternative minimum tax or with floating or zero coupons are excluded, as a replacement for the Bloomberg Municipal All Insured Bond Index.
Footnote[3]	The Bloomberg Municipal All Insured Bond Index, which is a total return performance benchmark for municipal bonds that are backed by insurers with Aaa/AAA ratings and have maturities of at least one year.

The Fund's past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Performance figures may reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. Visit newyorklifeinvestments.com/etf for the most recent performance.

Key Fund Statistics

Fund's net assets	$510,246,620
Total number of portfolio holdings	318
Portfolio turnover rate	9%

7256617

MEMMIN10-12/24

NYLI MacKay Muni Insured ETF | 2

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.

Top Ten Holdings and/or Issuers*

Maine Health & Higher Educational Facilities Authority, Series A, 5.25%, due 7/1/49	2.0%
Greater Asheville Regional Airport Authority, Series A, 5.25%, due 7/1/41	1.7%
Flagler County School District, Series R, 5.00%, due 8/1/30	1.6%
City of Chicago IL Waterworks Revenue, Series B, 5.00%, due 11/1/31	1.3%
Wildwood Utility Dependent District, 5.00%, due 10/1/52	1.3%
Chicago O'Hare International Airport, Series A, 5.25%, due 1/1/45	1.2%
Metropolitan Transportation Authority, Series 1, 5.00%, due 11/15/33	1.1%
Anaheim Public Financing Authority, Series C, 3.31%, due 9/1/30	1.1%
Texas State Technical College, 5.50%, due 8/1/42	1.1%
San Francisco Community College District, Series B, 5.25%, due 6/15/49	1.0%

*  Excluding short-term investments

Portfolio Composition

Texas	15.5%
Illinois	14.2
California	10.9
New York	6.3
Florida	5.3
Colorado	4.4
Pennsylvania	4.2
New Jersey	3.9
North Carolina	3.4
Michigan	2.3

Availability of Additional Information

At dfinview.com/NYLIM, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

  Proxy voting information

You can also request this information by contacting us at 1-888-474-7725.

Householding

Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary.

7256617

MEMMIN10-12/24

NYLI MacKay Muni Insured ETF | 3

NYLI MacKay Muni Intermediate ETF

(formerly, IQ MacKay Municipal Intermediate ETF)

MMIT/NYSE Arca, Inc.

SEMIANNUAL SHAREHOLDER REPORT  |  October 31, 2024

This semi-annual shareholder report contains important information about NYLI MacKay Muni Intermediate ETF (the "Fund") for the period of May 1, 2024 to October 31, 2024.You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 1-888-474-7725.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1,Footnote Reference2
NYLI MacKay Muni Intermediate ETF	$15	0.30%
Footnote	Description
Footnote[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
Footnote[2]	Annualized.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

	NYLI MacKay Muni Intermediate ETF - NAV 11,822	Bloomberg Municipal Bond Index11,425	Bloomberg Municipal Bond Index 1-15 Year Blend11,348
10/18/2017	10,000	10,000	10,000
10/31/2017	9,992	9,960	9,969
04/30/2018	9,966	9,864	9,853
10/31/2018	10,021	9,909	9,916
04/30/2019	10,623	10,471	10,403
10/31/2019	11,037	10,842	10,721
04/30/2020	10,904	10,697	10,649
10/31/2020	11,485	11,231	11,113
04/30/2021	11,864	11,526	11,323
10/31/2021	11,850	11,528	11,311
04/30/2022	11,018	10,617	10,554
10/31/2022	10,565	10,147	10,299
04/30/2023	11,311	10,922	10,923
10/31/2023	10,949	10,415	10,553
04/30/2024	11,548	11,150	11,124
10/31/2024	11,822	11,425	11,348

Period-Ended

7256617

MEMMIT10-12/24

NYLI MacKay Muni Intermediate ETF | 1

Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six MonthsFootnote Reference1	One Year	Five Years	Since Inception
NYLI MacKay Muni Intermediate ETF - NAV	10/18/2017	2.37%	7.97%	1.38%	2.41%
Bloomberg Municipal Bond IndexFootnote Reference2		2.46%	9.70%	1.05%	1.91%
Bloomberg Municipal Bond Index 1-15 Year BlendFootnote Reference3		2.01%	7.53%	1.14%	1.81%
Footnote	Description
Footnote[1]	Not annualized.
Footnote[2]	In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year and bonds subject to the alternative minimum tax or with floating or zero coupons are excluded, as a replacement for the Bloomberg Municipal Bond 1-15 Year Blend Index.
Footnote[3]	The Bloomberg Municipal Bond 1-15 Year Blend Index, which covers the U.S. dollar-denominate long-term tax-exempt bond market. The index has four main sectors state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds.

The Fund's past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Performance figures may reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. Visit newyorklifeinvestments.com/etf for the most recent performance.

Key Fund Statistics

Fund's net assets	$728,997,767
Total number of portfolio holdings	554
Portfolio turnover rate	17%

7256617

MEMMIT10-12/24

NYLI MacKay Muni Intermediate ETF | 2

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.

Top Ten Holdings and/or Issuers*

Black Belt Energy Gas District, Series C, 5.00%, due 5/1/55	2.5%
Main Street Natural Gas, Inc., Series C, 5.00%, due 12/1/54	2.5%
California Community Choice Financing Authority, 5.25%, due 1/1/54	1.8%
Chicago O'Hare International Airport, Series D, 5.00%, due 1/1/44	1.6%
New York State Dormitory Authority, 5.25%, due 10/1/43	1.6%
Charlotte-Mecklenburg Hospital Authority (The), Series G, 4.00%, due 1/15/48	1.3%
City of Chicago IL, 5.00%, due 11/1/26	1.2%
Triborough Bridge & Tunnel Authority, Series 2, 5.25%, due 5/15/47	1.2%
Kentucky Public Energy Authority, Series A-1, 5.25%, due 4/1/54	1.2%
District of Columbia Housing Finance Agency, 5.00%, due 7/1/26	1.0%

*  Excluding short-term investments

Top Industries

General	21.5%
General Obligation	12.0
School District	10.1
Medical	9.5
Multifamily Housing	8.1
Water	7.2
Transportation	5.0
Single Family Housing	4.9
Airport	4.1
Power	4.0

Availability of Additional Information

At dfinview.com/NYLIM, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

  Proxy voting information

You can also request this information by contacting us at 1-888-474-7725.

Householding

Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary.

7256617

MEMMIT10-12/24

NYLI MacKay Muni Intermediate ETF | 3

NYLI MacKay California Muni Intermediate ETF

(formerly, IQ MacKay California Municipal Intermediate ETF)

MMCA/NYSE Arca, Inc.

SEMIANNUAL SHAREHOLDER REPORT  |  October 31, 2024

This semi-annual shareholder report contains important information about NYLI MacKay California Muni Intermediate ETF (the "Fund") for the period of May 1, 2024 to October 31, 2024.You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 1-888-474-7725.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1,Footnote Reference2
NYLI MacKay California Muni Intermediate ETF	$18	0.35%
Footnote	Description
Footnote[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
Footnote[2]	Annualized.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

	NYLI MacKay California Muni Intermediate ETF - NAV 9,417	Bloomberg Municipal Bond Index9,814	Bloomberg California Intermediate Municipal Bond Index9,891
12/21/2021	10,000	10,000	10,000
04/30/2022	8,782	9,121	9,186
10/31/2022	8,427	8,716	9,028
04/30/2023	8,983	9,383	9,583
10/31/2023	8,687	8,947	9,224
04/30/2024	9,228	9,578	9,697
10/31/2024	9,417	9,814	9,891

Period-Ended

7256617

MEMMCA10-12/24

NYLI MacKay California Muni Intermediate ETF | 1

Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six MonthsFootnote Reference1	One Year	Since Inception
NYLI MacKay California Muni Intermediate ETF - NAV	12/21/2021	2.05%	8.41%	-2.08%
Bloomberg Municipal Bond IndexFootnote Reference2		2.46%	9.70%	-0.65%
Bloomberg California Intermediate Municipal Bond IndexFootnote Reference3		2.00%	7.23%	-0.38%
Footnote	Description
Footnote[1]	Not annualized.
Footnote[2]	In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year and bonds subject to the alternative minimum tax or with floating or zero coupons are excluded, as a replacement for the Bloomberg California Intermediate Municipal Bond Index.
Footnote[3]	The Bloomberg California Intermediate Municipal Bond Index, is a market value-weighted index of California investment grade tax exempt fixed-rate municipal bonds with maturities of one year or more.

The Fund's past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Performance figures may reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. Visit newyorklifeinvestments.com/etf for the most recent performance.

Key Fund Statistics

Fund's net assets	$24,670,641
Total number of portfolio holdings	49
Portfolio turnover rate	47%

7256617

MEMMCA10-12/24

NYLI MacKay California Muni Intermediate ETF | 2

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.

Top Ten Holdings and/or Issuers*

California Community Choice Financing Authority, 5.50%, due 10/1/54	10.8%
Territory of Guam, Series F, 5.00%, due 1/1/30	7.7%
California Municipal Finance Authority, Series A, 4.38%, due 9/1/53	5.6%
California Health Facilities Financing Authority, Series B, 5.00%, due 11/1/54	5.2%
San Francisco City & County Airport Comm-San Francisco International Airport, Series A, 5.00%, due 5/1/35	4.3%
Guam Power Authority, Series A, 5.00%, due 10/1/33	4.2%
Commonwealth of Puerto Rico, Series A1, 5.63%, due 7/1/29	3.3%
Compton Unified School District, Series B, 5.00%, due 6/1/29	3.2%
Kern Community College District, Series D, 5.00%, due 8/1/32	3.0%
Romoland School District, Series 1, 5.00%, due 9/1/46	2.7%

*  Excluding short-term investments

Top Industries

General	21.2%
School District	14.3
Airport	11.4
General Obligation	10.1
Medical	7.3
Short-Term Investments	6.6
Housing	5.2
Transportation	4.5
Power	4.2
Education	4.1

Availability of Additional Information

At dfinview.com/NYLIM, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

  Proxy voting information

You can also request this information by contacting us at 1-888-474-7725.

Householding

Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary.

7256617

MEMMCA10-12/24

NYLI MacKay California Muni Intermediate ETF | 3

NYLI CBRE Real Assets ETF

(formerly, IQ CBRE Real Assets ETF)

IQRA/NYSE Arca, Inc.

SEMIANNUAL SHAREHOLDER REPORT  |  October 31, 2024

This semi-annual shareholder report contains important information about NYLI CBRE Real Assets ETF (the "Fund") for the period of May 1, 2024 to October 31, 2024.You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 1-888-474-7725.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1,Footnote Reference2
NYLI CBRE Real Assets ETF	$35	0.65%
Footnote	Description
Footnote[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
Footnote[2]	Annualized.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

	NYLI CBRE Real Assets ETF - NAV 11,277	MSCI World Index (Net)13,243	CBRE Real Assets Blended Index11,354
05/10/2023	10,000	10,000	10,000
10/31/2023	8,759	9,907	8,860
04/30/2024	9,984	11,917	9,991
10/31/2024	11,277	13,243	11,354

Period-Ended

7256617

MEIQRA10-12/24

NYLI CBRE Real Assets ETF | 1

Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six MonthsFootnote Reference1	One Year	Since Inception
NYLI CBRE Real Assets ETF - NAV	05/10/2023	12.95%	28.75%	8.48%
MSCI World Index (Net)Footnote Reference2		11.13%	33.68%	20.96%
CBRE Real Assets Blended IndexFootnote Reference3		13.64%	28.16%	8.99%
Footnote	Description
Footnote[1]	Not annualized.
Footnote[2]	The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.
Footnote[3]	The CBRE Real Assets Blended Index is a blended index of 50% EPRA Nareit Developed Index Net Total Return Index a free-float adjusted, market capitalization weighted index designed to track the performance of listed real estate companies in developed countries worldwide, and 50% FTSE Global Core Infrastructure 50/50 Net Total Return Index which captures the performance of listed infrastructure securities in both developed and emerging markets.

The Fund's past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Performance figures may reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. Visit newyorklifeinvestments.com/etf for the most recent performance.

Key Fund Statistics

Fund's net assets	$5,368,281
Total number of portfolio holdings	114
Portfolio turnover rate	46%

7256617

MEIQRA10-12/24

NYLI CBRE Real Assets ETF | 2

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.

Top Ten Holdings and/or Issuers*

Simon Property Group, Inc.	4.5%
Realty Income Corp.	4.0%
Equinix, Inc.	3.7%
Targa Resources Corp.	2.9%
CSX Corp.	2.6%
WEC Energy Group, Inc.	2.6%
American Tower Corp.	2.2%
NextEra Energy, Inc.	2.2%
Welltower, Inc.	2.1%
Sun Communities, Inc.	2.1%

*  Excluding short-term investments

Top Industries

Utilities	27.1%
Transportation	12.9
Net Leased Properties	8.3
Retail: Enclosed Malls	7.3
Midstream/Pipelines	6.2
Diversified Property Holdings	5.5
Retail: Community Shopping Centers	5.1
Residential	5.0
Datacenters	4.9
Industrial Properties	4.6

Availability of Additional Information

At dfinview.com/NYLIM, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

  Proxy voting information

You can also request this information by contacting us at 1-888-474-7725.

Householding

Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary.

7256617

MEIQRA10-12/24

NYLI CBRE Real Assets ETF | 3

NYLI Winslow Large Cap Growth ETF

(formerly, IQ Winslow Large Cap Growth ETF)

IWLG/NYSE Arca, Inc.

SEMIANNUAL SHAREHOLDER REPORT  |  October 31, 2024

This semi-annual shareholder report contains important information about NYLI Winslow Large Cap Growth ETF (the "Fund") for the period of May 1, 2024 to October 31, 2024.You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 1-888-474-7725.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1,Footnote Reference2
NYLI Winslow Large Cap Growth ETF	$32	0.60%
Footnote	Description
Footnote[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
Footnote[2]	Annualized.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

	NYLI Winslow Large Cap Growth ETF - NAV 18,025	Russell 3000® Index15,554	Russell 1000® Growth Index17,589
06/23/2022	10,000	10,000	10,000
10/31/2022	10,186	10,411	10,285
04/30/2023	11,489	11,171	11,469
10/31/2023	12,259	11,283	12,234
04/30/2024	15,732	13,662	15,117
10/31/2024	18,025	15,554	17,589

Period-Ended

7256617

MEIWLG10-12/24

NYLI Winslow Large Cap Growth ETF | 1

Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six MonthsFootnote Reference1	One Year	Since Inception
NYLI Winslow Large Cap Growth ETF - NAV	06/23/2022	14.57%	47.03%	28.42%
Russell 3000®IndexFootnote Reference2		13.85%	37.86%	20.63%
Russell 1000® Growth IndexFootnote Reference3		16.36%	43.77%	27.09%
Footnote	Description
Footnote[1]	Not annualized.
Footnote[2]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market, as a replacement for the Russell 1000® Growth Index.
Footnote[3]	The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe and includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

The Fund's past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Performance figures may reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. Visit newyorklifeinvestments.com/etf for the most recent performance.

Key Fund Statistics

Fund's net assets	$74,298,463
Total number of portfolio holdings	42
Portfolio turnover rate	37%

7256617

MEIWLG10-12/24

NYLI Winslow Large Cap Growth ETF | 2

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.

Top Ten Holdings and/or Issuers*

Microsoft Corp.	11.9%
NVIDIA Corp.	8.6%
Amazon.com, Inc.	8.4%
Apple, Inc.	6.5%
Alphabet, Inc., Class A	6.5%
Meta Platforms, Inc., Class A	5.3%
Broadcom, Inc.	3.5%
Spotify Technology SA	2.6%
Mastercard, Inc., Class A	2.5%
Eli Lilly & Co.	2.4%

*  Excluding short-term investments

Top Industries

Information Technology	45.1%
Consumer Discretionary	17.4
Communication Services	15.6
Industrials	8.0
Health Care	7.9
Financials	4.5
Materials	1.1
Short-Term Investments	0.5

Availability of Additional Information

At dfinview.com/NYLIM, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

  Proxy voting information

You can also request this information by contacting us at 1-888-474-7725.

Householding

Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary.

7256617

MEIWLG10-12/24

NYLI Winslow Large Cap Growth ETF | 3

NYLI Winslow Focused Large Cap Growth ETF

(formerly, IQ Winslow Focused Large Cap Growth ETF)

IWFG/NYSE Arca, Inc.

SEMIANNUAL SHAREHOLDER REPORT  |  October 31, 2024

This semi-annual shareholder report contains important information about NYLI Winslow Focused Large Cap Growth ETF (the "Fund") for the period of May 1, 2024 to October 31, 2024.You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 1-888-474-7725.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1,Footnote Reference2
NYLI Winslow Focused Large Cap Growth ETF	$35	0.65%
Footnote	Description
Footnote[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
Footnote[2]	Annualized.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

	NYLI Winslow Focused Large Cap Growth ETF - NAV 18,692	Russell 3000® Index15,554	Russell 1000® Growth Index17,589
06/23/2022	10,000	10,000	10,000
10/31/2022	10,350	10,411	10,285
04/30/2023	11,812	11,171	11,469
10/31/2023	12,435	11,283	12,234
04/30/2024	16,219	13,662	15,117
10/31/2024	18,692	15,554	17,589

Period-Ended

7256617

MEIWFG10-12/24

NYLI Winslow Focused Large Cap Growth ETF | 1

Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six MonthsFootnote Reference1	One Year	Since Inception
NYLI Winslow Focused Large Cap Growth ETF - NAV	06/23/2022	15.24%	50.32%	30.41%
Russell 3000®IndexFootnote Reference2		13.85%	37.86%	20.63%
Russell 1000® Growth IndexFootnote Reference3		16.36%	43.77%	27.09%
Footnote	Description
Footnote[1]	Not annualized.
Footnote[2]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market, as a replacement for the Russell 1000® Growth Index.
Footnote[3]	The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe and includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

The Fund's past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Performance figures may reflect certain fee waivers and/or expense limitations, without which total returns may have been lower. Visit newyorklifeinvestments.com/etf for the most recent performance.

Key Fund Statistics

Fund's net assets	$10,143,692
Total number of portfolio holdings	29
Portfolio turnover rate	30%

7256617

MEIWFG10-12/24

NYLI Winslow Focused Large Cap Growth ETF | 2

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.

Top Ten Holdings and/or Issuers*

Microsoft Corp.	11.0%
NVIDIA Corp.	8.6%
Amazon.com, Inc.	7.7%
Alphabet, Inc., Class C	7.2%
Apple, Inc.	4.9%
Meta Platforms, Inc., Class A	4.5%
Broadcom, Inc.	4.3%
Spotify Technology SA	3.4%
Mastercard, Inc., Class A	3.3%
Trane Technologies PLC	3.1%

*  Excluding short-term investments

Top Industries

Information Technology	44.5%
Consumer Discretionary	20.0
Communication Services	17.9
Industrials	7.6
Financials	6.2
Health Care	2.8
Short-Term Investments	1.9

Availability of Additional Information

At dfinview.com/NYLIM, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

  Proxy voting information

You can also request this information by contacting us at 1-888-474-7725.

Householding

Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary.

7256617

MEIWFG10-12/24

NYLI Winslow Focused Large Cap Growth ETF | 3

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Please refer to Item 7(a).

(b)	Not applicable.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)	Attached herewith.

NYLI MacKay Core Plus Bond ETF (CPLB)(1)
(formerly, IQ MacKay ESG Core Plus Bond ETF)

NYLI MacKay ESG High Income ETF (IQHI)
(formerly, IQ MacKay ESG High Income ETF)

NYLI MacKay Securitized Income ETF (SECR)
(formerly, IQ MacKay Securitized Income ETF)

NYLI MacKay Muni Insured ETF (MMIN)
(formerly, IQ MacKay Municipal Insured ETF)

NYLI MacKay Muni Intermediate ETF (MMIT)
(formerly, IQ MacKay Municipal Intermediate ETF)

NYLI MacKay California Muni Intermediate ETF (MMCA)
(formerly, IQ MacKay California Municipal
Intermediate ETF)

NYLI CBRE Real Assets ETF (IQRA)
(formerly, IQ CBRE Real Assets ETF)

NYLI Winslow Large Cap Growth ETF (IWLG)
(formerly, IQ Winslow Large Cap Growth ETF)

NYLI Winslow Focused Large Cap Growth ETF (IWFG)
(formerly, IQ Winslow Focused Large Cap Growth ETF)

New York Life Investments Active ETF Trust

Semiannual Report - Financial Statements and Other Information

Unaudited - October 31, 2024

(1)Prior to December 4, 2024, the Fund's name was NYLI MacKay ESG Core Plus Bond ETF and the ticker symbol was ESGB.

See notes to financial statements.

Schedule of Investments — NYLI MacKay Core Plus Bond ETF

October 31, 2024 (unaudited)

	Principal Amount	Value
Long-Term Bonds — 99.5%
Collateralized Mortgage Obligations — 4.9%
Mortgage Securities — 4.9%
Agate Bay Mortgage Trust
Series 2015-5 B3, 3.576%, due 7/25/45(a)(b)	$156,212	$126,115
CHL Mortgage Pass-Through Trust
Series 2005-9 1A1, 5.452%, (TSFR1M + 0.71%), due 5/25/35(b)	36,514	30,440
Connecticut Avenue Securities Trust
Series 2020-SBT1 1B1, 11.721%, (SOFR30A + 6.86%), due 2/25/40(b)	685,000	738,891
Series 2020-SBT1 1M2, 8.621%, (SOFR30A + 3.76%), due 2/25/40(b)	1,045,000	1,102,937
Series 2020-SBT1 2B1, 11.571%, (SOFR30A + 6.71%), due 2/25/40(b)	715,000	767,910
Series 2021-R03 1B2, 10.357%, (SOFR30A + 5.50%), due 12/25/41(b)	485,000	506,775
Series 2022-R05 2B2, 11.857%, (SOFR30A + 7.00%), due 4/25/42(b)	1,080,000	1,176,303
Series 2022-R07 1M2, 9.507%, (SOFR30A + 4.65%), due 6/25/42(b)	100,000	107,875
Series 2022-R08 1B1, 10.457%, (SOFR30A + 5.60%), due 7/25/42(b)	865,000	945,272
Series 2024-R02 1B1, 7.357%, (SOFR30A + 2.50%), due 2/25/44(b)	220,000	224,487
CSMC
Series 2021-NQM2 A1, 1.179%, due 2/25/66(a)(b)	394,743	348,418
GS Mortgage-Backed Securities Corp. Trust
Series 2022-PJ4 A34, 2.500%, due 9/25/52(a)(b)	1,199,251	957,463
HarborView Mortgage Loan Trust
Series 2005-2 2A1A, 5.314%, (TSFR1M + 0.55%), due 5/19/35(b)	61,348	58,109
J.P. Morgan Mortgage Trust
Series 2024-INV1 A4, 6.000%, due 4/25/55(a)(b)	680,000	679,677
OBX Trust
Series 2019-INV2 A5, 4.000%, due 5/27/49(a)(b)	290,844	268,301
Series 2022-J1 A14, 2.500%, due 2/25/52(a)(b)	788,417	629,420
RCKT Mortgage Trust
Series 2021-5 A1, 2.500%, due 11/25/51(a)(b)	7,196,867	5,831,146
Sequoia Mortgage Trust
Series 2021-4 AIO1, 0.166%, due 6/25/51(a)(b)(c)	13,843,585	128,186
STACR Trust
Series 2018-HRP1 B2, 16.721%, (SOFR30A + 11.86%), due 5/25/43(b)	399,578	485,487
WaMu Mortgage Pass-Through Certificates Trust
Series 2004-AR13 A2B, 5.732%, (TSFR1M + 0.99%), due 11/25/34(b)	45,345	42,065
		15,155,277
Total Collateralized Mortgage Obligations
(Cost $15,291,169)		15,155,277

	Principal Amount	Value

Commercial Asset-Backed Securities — 7.3%
Asset Backed Securities — 7.3%
Ally Bank Auto Credit-Linked Notes
Series 2024-B G, 11.395%, due 9/15/32	$ 800,000	$ 799,636
AMSR Trust
Series 2020-SFR3 B, 1.806%, due 9/17/37	660,000	641,469
Bayview Opportunity Master Fund VII LLC
Series 2024-EDU1 C, 6.657%, (SOFR30A + 1.80%), due 6/25/47(b)	354,118	354,116
Bridgecrest Lending Auto Securitization Trust
Series 2023-1 D, 7.840%, due 8/15/29	435,000	459,108
Series 2024-1 D, 6.030%, due 11/15/29	1,500,000	1,523,582
CF Hippolyta Issuer LLC
Series 2020-1 A2, 1.990%, due 7/15/60	544,813	488,414
Series 2020-1 B1, 2.280%, due 7/15/60	845,485	813,149
Series 2020-1 B2, 2.600%, due 7/15/60	512,688	445,653
Series 2021-1A B1, 1.980%, due 3/15/61	362,842	334,790
Drive Auto Receivables Trust
Series 2024-2 D, 4.940%, due 5/17/32	1,885,000	1,852,212
DT Auto Owner Trust
Series 2021-4A D, 1.990%, due 9/15/27	180,000	173,655
Exeter Automobile Receivables Trust
Series 2021-3A E, 3.040%, due 12/15/28	855,000	819,814
Series 2022-2A E, 6.340%, due 10/15/29	880,000	867,210
Series 2022-3A E, 9.090%, due 1/15/30	435,000	432,540
Series 2022-5A E, 10.450%, due 4/15/30	1,265,000	1,356,293
Series 2023-4A D, 6.950%, due 12/17/29	260,000	267,802
Flagship Credit Auto Trust
Series 2022-1 D, 3.640%, due 3/15/28	780,000	749,727
Series 2022-2 D, 5.800%, due 4/17/28	1,264,000	1,170,517
Series 2024-1 D, 6.300%, due 4/15/30	1,400,000	1,411,186
Ford Credit Auto Owner Trust
Series 2021-2 D, 2.600%, due 5/15/34	130,000	122,117
Series 2023-1 D, 6.260%, due 8/15/35	425,000	428,805
GLS Auto Receivables Issuer Trust
Series 2021-3A E, 3.200%, due 10/16/28	875,000	846,051
Series 2022-3A E, 8.350%, due 10/15/29	425,000	435,139
Series 2024-3A D, 5.530%, due 2/18/31	660,000	658,113
Home Partners of America
Series 2021-2 B, 2.302%, due 12/17/26	96,056	90,585
HPEFS Equipment Trust
Series 2024-1A D, 5.820%, due 11/20/31	260,000	263,290
LAD Auto Receivables Trust
Series 2024-3A D, 5.180%, due 2/17/32	590,000	586,989
Navient Private Education Refi Loan Trust
Series 2021-A B, 2.240%, due 5/15/69	100,000	75,756

See notes to financial statements.

Schedule of Investments — NYLI MacKay Core Plus Bond ETF (continued)

October 31, 2024 (unaudited)

	Principal Amount	Value
Commercial Asset-Backed Securities (continued)
Asset Backed Securities (continued)
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1 A1, 1.910%, due 10/20/61	$550,000	$502,555
Series 2021-1 B1, 2.410%, due 10/20/61	865,000	765,838
OneMain Direct Auto Receivables Trust
Series 2019-1A D, 4.680%, due 4/14/31	385,000	378,749
Stifel SBA IO Trust
Series 2024-1A A2, 1.268%, due 6/25/50(a)(b)(c)	4,596,808	177,408
Subway Funding LLC
Series 2024-1A A23, 6.505%, due 7/30/54	1,410,000	1,430,611
Series 2024-3A A23, 5.914%, due 7/30/54	340,000	331,874
Series 2024-3A A2II, 5.566%, due 7/30/54	405,000	395,608
Tricon American Homes
Series 2020-SFR1 A, 1.499%, due 7/17/38	268,169	255,877
		22,706,238
Total Commercial Asset-Backed Securities
(Cost $22,687,314)		22,706,238

Commercial Mortgage-Backed Securities — 10.1%
Mortgage Securities — 10.1%
Alen Mortgage Trust
Series 2021-ACEN A, 6.068%, (TSFR1M + 1.26%), due 4/15/34(b)	1,240,000	1,125,300
Bank
Series 2019-BN19 C, 4.027%, due 8/15/61(a)(b)	840,000	663,222
BANK
Series 2017-BNK7 C, 3.983%, due 9/15/60(a)(b)	245,000	210,355
Series 2019-BN20 C, 3.646%, due 9/15/62(a)(b)	180,000	135,394
Series 2020-BN25 C, 3.350%, due 1/15/63(a)(b)	570,000	470,711
Series 2020-BN25 D, 2.500%, due 1/15/63	1,390,000	987,885
Series 2021-BN35 AS, 2.457%, due 6/15/64	1,750,000	1,454,589
Series 2023-BNK46 A4, 5.745%, due 8/15/56	2,030,000	2,119,771
Bank of America Merrill Lynch Commercial Mortgage Trust
Series 2016-UB10 D, 3.000%, due 7/15/49	1,380,000	1,189,655
Bayview Commercial Asset Trust
Series 2006-4A A1, 5.197%, (TSFR1M + 0.46%), due 12/25/36(b)	43,325	41,309
BBCMS Mortgage Trust
Series 2018-TALL C, 6.122%, (TSFR1M + 1.32%), due 3/15/37(b)	325,000	279,500

	Principal Amount	Value
Commercial Mortgage-Backed Securities (continued)
Mortgage Securities (continued)
Benchmark Mortgage Trust
Series 2018-B3 C, 4.554%, due 4/10/51(a)(b)	$550,000	$471,121
Series 2019-B11 A5, 3.542%, due 5/15/52	315,000	290,667
Series 2019-B14 C, 3.772%, due 12/15/62(a)(b)	450,000	341,083
Series 2019-B9 C, 4.971%, due 3/15/52(a)(b)	985,000	824,256
BMO Mortgage Trust
Series 2022-C1 111A, 3.269%, due 2/17/55(a)(b)	715,000	605,680
BX Commercial Mortgage Trust
Series 2024-BRBK D, 10.971%, (TSFR1M + 5.97%), due 10/15/41(b)	385,000	383,630
CD Mortgage Trust
Series 2017-CD4 C, 4.350%, due 5/10/50(a)(b)	430,000	382,302
Series 2017-CD4 D, 3.300%, due 5/10/50	565,000	455,329
CFCRE Commercial Mortgage Trust
Series 2016-C3 D, 3.052%, due 1/10/48(a)(b)	420,000	375,507
Citigroup Commercial Mortgage Trust
Series 2015-GC35 AS, 4.072%, due 11/10/48(a)(b)	395,000	369,561
Series 2018-B2 D, 3.152%, due 3/10/51(a)(b)	1,420,000	1,018,573
COMM Mortgage Trust
Series 2012-CR4 AM, 3.251%, due 10/15/45	390,000	343,498
Series 2014-CR15 D, 3.975%, due 2/10/47(a)(b)	752,000	682,443
Series 2016-DC2 D, 3.906%, due 2/10/49(a)(b)	1,260,000	1,130,107
CONE Trust
Series 2024-DFW1 D, 7.844%, (TSFR1M + 3.04%), due 8/15/41(b)	270,000	270,000
CSAIL Commercial Mortgage Trust
Series 2015-C3 A4, 3.718%, due 8/15/48	100,000	98,833
DBJPM Mortgage Trust
Series 2016-C1 C, 3.317%, due 5/10/49(a)(b)	605,000	528,704
DROP Mortgage Trust
Series 2021-FILE A, 6.068%, (TSFR1M + 1.26%), due 10/15/43(b)	400,000	378,750
Freddie Mac Multifamily Structured Credit Risk
Series 2024-MN9 M2, 8.294%, (SOFR30A + 3.25%), due 10/25/44(b)	1,025,000	1,024,995
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2016-JP3 C, 3.421%, due 8/15/49(a)(b)	1,080,000	915,085

See notes to financial statements.

Schedule of Investments — NYLI MacKay Core Plus Bond ETF (continued)

October 31, 2024 (unaudited)

	Principal Amount	Value
Commercial Mortgage-Backed Securities (continued)
Mortgage Securities (continued)
Series 2021-2NU B, 2.076%, due 1/5/40(a)(b)	$375,000	$303,111
JPMCC Commercial Mortgage Securities Trust
Series 2019-COR5 D, 3.000%, due 6/13/52	155,000	116,120
JPMDB Commercial Mortgage Securities Trust
Series 2017-C7 C, 4.177%, due 10/15/50(a)(b)	415,000	366,267
Morgan Stanley Capital I Trust
Series 2014-150E A, 3.912%, due 9/9/32	1,400,000	1,219,267
Series 2015-420 A, 3.727%, due 10/12/50	440,466	417,277
MSWF Commercial Mortgage Trust
Series 2023-2 A5, 6.014%, due 12/15/56(a)(b)	2,700,000	2,878,043
Series 2023-2 AS, 6.491%, due 12/15/56(a)(b)	395,000	418,898
Multifamily Connecticut Avenue Securities Trust
Series 2020-01 CE, 12.471%, (SOFR30A + 7.61%), due 3/25/50(b)	200,000	204,424
ROCK Trust
Series 2024-CNTR E, 8.819%, due 11/13/41	1,300,000	1,323,243
SG Commercial Mortgage Securities Trust
Series 2016-C5 B, 3.933%, due 10/10/48	400,000	370,669
SLG Office Trust
Series 2021-OVA A, 2.585%, due 7/15/41	1,459,000	1,228,242
UBS Commercial Mortgage Trust
Series 2018-C9 C, 4.946%, due 3/15/51(a)(b)	440,000	339,728
Wells Fargo Commercial Mortgage Trust
Series 2016-C36 C, 4.115%, due 11/15/59(a)(b)	300,000	238,601
Series 2016-NXS6 D, 3.059%, due 11/15/49	630,000	532,897
Series 2017-C40 D, 2.700%, due 10/15/50	1,000,000	799,596
Series 2019-C50 D, 3.000%, due 5/15/52	840,000	629,183
Series 2019-C51 C, 4.289%, due 6/15/52(a)(b)	460,000	391,635
WFRBS Commercial Mortgage Trust
Series 2014-C21 AS, 3.891%, due 8/15/47	154,405	150,583
		31,495,599
Total Commercial Mortgage-Backed Securities
(Cost $31,362,128)		31,495,599

	Principal Amount	Value
Corporate Bonds — 26.7%
Airlines — 1.3%
American Airlines Class B Pass Through Trust
Series 2019-1, B, 3.850%, due 2/15/28	$279,655	$261,840
Series 2021-1, B, 3.950%, due 7/11/30	241,900	224,286
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.750%, due 4/20/29	355,000	351,534
British Airways Class A Pass Through Trust, (United Kingdom)
Series 2021-1, A, 2.900%, due 3/15/35	852,420	754,042
Delta Air Lines, Inc. / SkyMiles IP Ltd.
4.500%, due 10/20/25	117,501	116,935
4.750%, due 10/20/28	1,055,000	1,043,234
JetBlue Class AA Pass Through Trust
Series 2019-1, AA, 2.750%, due 5/15/32	768,940	674,380
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.500%, due 6/20/27	266,750	269,383
United Airlines Class A Pass Through Trust
Series 20-1, A, 5.875%, due 10/15/27	243,389	248,850
		3,944,484
Apparel — 0.1%
Tapestry, Inc.
7.850%, due 11/27/33	195,000	199,242

Auto Manufacturers — 1.5%
Ford Motor Credit Co. LLC
4.125%, due 8/17/27	760,000	734,465
6.950%, due 3/6/26	435,000	443,555
7.200%, due 6/10/30	390,000	411,678
General Motors Financial Co., Inc.
2.350%, due 1/8/31	640,000	538,626
4.300%, due 4/6/29	365,000	352,361
Nissan Motor Acceptance Co. LLC
1.850%, due 9/16/26	1,150,000	1,070,413
Toyota Motor Credit Corp.
4.600%, due 10/10/31(d)	1,200,000	1,178,191
		4,729,289
Banks — 9.7%
Australia & New Zealand Banking Group Ltd., (Australia)
5.204%, (1 Year US CMT T-Note + 1.47%), due 9/30/35(b)	480,000	467,602
5.731%, (5 Year US CMT T-Note + 1.62%), due 9/18/34(b)	610,000	618,514
Banco Santander SA, (Spain)
6.350%, due 3/14/34	200,000	207,507
Bank of America Corp.
2.572%, (SOFR + 1.21%), due 10/20/32(b)	815,000	693,007
2.687%, (SOFR + 1.32%), due 4/22/32(b)	605,000	524,647
3.384%, (SOFR + 1.33%), due 4/2/26(b)	155,000	153,909

See notes to financial statements.

Schedule of Investments — NYLI MacKay Core Plus Bond ETF (continued)

October 31, 2024 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)
Banks (continued)
Barclays PLC, (United Kingdom)
4.375%, (5 Year US CMT T-Note + 3.41%), due 12/15/72(b)	$810,000	$714,769
4.942%, (SOFR + 1.56%), due 9/10/30(b)	515,000	509,219
8.000%, (5 Year US CMT T-Note + 5.43%), due 12/15/72(b)	195,000	201,554
BNP Paribas SA, (France)
3.052%, (SOFR + 1.51%), due 1/13/31(b)	440,000	397,643
4.625%, (5 Year US CMT T-Note + 3.20%), due 7/12/73(b)	350,000	327,034
BPCE SA, (France)
2.045%, (SOFR + 1.09%), due 10/19/27(b)	1,220,000	1,150,828
6.714%, (SOFR + 2.27%), due 10/19/29(b)	250,000	262,899
Canadian Imperial Bank of Commerce, (Canada)
3.300%, due 4/7/25	465,000	462,073
Citigroup, Inc.
2.520%, (SOFR + 1.18%), due 11/3/32(b)	560,000	471,997
5.411%, (5 Year US CMT T-Note + 1.73%), due 9/19/39(b)	400,000	387,131
Citizens Financial Group, Inc.
3.250%, due 4/30/30	445,000	403,679
Comerica, Inc.
5.982%, (SOFR + 2.16%), due 1/30/30(b)	915,000	927,014
Cooperatieve Rabobank UA, (Netherlands)
3.649%, (1 Year US CMT T-Note + 1.22%), due 4/6/28(b)	1,045,000	1,014,055
Credit Agricole SA, (France)
4.750%, (5 Year US CMT T-Note + 3.24%), due 3/23/73(b)	440,000	394,727
Deutsche Bank AG/New York NY, (Germany)
2.552%, (SOFR + 1.32%), due 1/7/28(b)	910,000	860,346
3.729%, (SOFR + 2.76%), due 1/14/32(b)	570,000	502,552
Fifth Third Bancorp
4.772%, (SOFR + 2.13%), due 7/28/30(b)	745,000	733,367
4.895%, (SOFR + 1.49%), due 9/6/30(b)	455,000	449,829
First Horizon Bank
5.750%, due 5/1/30	811,000	809,467
Huntington Bancshares, Inc.
5.709%, (SOFR + 1.87%), due 2/2/35(b)	650,000	657,487
Huntington National Bank (The)
5.650%, due 1/10/30	631,000	644,487
ING Groep NV, (Netherlands)
5.550%, (SOFR + 1.77%), due 3/19/35(b)	425,000	429,331
6.083%, (SOFR + 1.56%), due 9/11/27(b)	835,000	853,183
Intesa Sanpaolo SpA, (Italy)
7.000%, due 11/21/25	830,000	846,427
KBC Group NV, (Belgium)
4.932%, (1 Year US CMT T-Note + 1.07%), due 10/16/30(b)	1,240,000	1,226,632
KeyBank NA
4.150%, due 8/8/25	485,000	481,527
4.900%, due 8/8/32	720,000	687,440
KeyCorp
6.401%, (SOFR + 2.42%), due 3/6/35(b)	320,000	337,658
Lloyds Banking Group PLC, (United Kingdom)
4.582%, due 12/10/25	775,000	769,796
4.650%, due 3/24/26	590,000	585,838

	Principal Amount	Value
Corporate Bonds (continued)
Banks (continued)
4.976%, (1 Year US CMT T-Note + 2.30%), due 8/11/33(b)	$355,000	$346,065
5.721%, (1 Year US CMT T-Note + 1.07%), due 6/5/30(b)	260,000	266,226
M&T Bank Corp.
6.082%, (SOFR + 2.26%), due 3/13/32(b)	410,000	423,738
Macquarie Group Ltd., (Australia)
4.098%, (SOFR + 2.13%), due 6/21/28(b)	295,000	288,762
Morgan Stanley
2.484%, (SOFR + 1.36%), due 9/16/36(b)	1,050,000	856,235
2.511%, (SOFR + 1.20%), due 10/20/32(b)(d)	595,000	504,666
NatWest Group PLC, (United Kingdom)
3.073%, (1 Year US CMT T-Note + 2.55%), due 5/22/28(b)	520,000	497,589
5.778%, (1 Year US CMT T-Note + 1.50%), due 3/1/35(b)	260,000	265,461
Nordea Bank Abp, (Finland)
6.300%, (5 Year US CMT T-Note + 2.66%), due 3/25/73(b)	210,000	200,782
Santander Holdings USA, Inc.
6.342%, (SOFR + 2.14%), due 5/31/35(b)	205,000	209,316
6.499%, (SOFR + 2.36%), due 3/9/29(b)	855,000	881,171
Societe Generale SA, (France)
4.750%, (5 Year US CMT T-Note + 3.93%), due 11/26/72(b)(d)	155,000	145,429
5.375%, (5 Year US CMT T-Note + 4.51%), due 5/18/73(b)	675,000	572,066
Synchrony Bank
5.400%, due 8/22/25	715,000	715,311
Truist Financial Corp.
5.153%, (SOFR + 1.57%), due 8/5/32(b)	515,000	511,218
UBS Group AG, (Switzerland)
1.364%, (1 Year US CMT T-Note + 1.08%), due 1/30/27(b)	285,000	272,326
4.375%, (5 Year US CMT T-Note + 3.31%), due 8/10/73(b)	740,000	625,448
4.875%, (5 Year US CMT T-Note + 3.40%), due 8/12/73(b)	150,000	142,252
6.442%, (SOFR + 3.70%), due 8/11/28(b)	550,000	570,979
Westpac Banking Corp., (Australia)
3.020%, (5 Year US CMT T-Note + 1.53%), due 11/18/36(b)	975,000	832,791
		30,293,006
Biotechnology — 0.2%
Amgen, Inc.
5.750%, due 3/2/63	725,000	726,049

Building Materials — 0.2%
Carrier Global Corp.
2.722%, due 2/15/30	310,000	278,660
Owens Corning
4.400%, due 1/30/48	230,000	190,257
		468,917

See notes to financial statements.

Schedule of Investments — NYLI MacKay Core Plus Bond ETF (continued)

October 31, 2024 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)
Chemicals — 0.6%
Dow Chemical Co. (The)
5.600%, due 2/15/54	$490,000	$480,490
Ecolab, Inc.
2.750%, due 8/18/55	375,000	231,771
Huntsman International LLC
4.500%, due 5/1/29	865,000	830,884
LYB International Finance III LLC
3.800%, due 10/1/60	645,000	444,302
		1,987,447
Commercial Services — 0.3%
Service Corp. International
3.375%, due 8/15/30	390,000	345,621
United Rentals North America, Inc.
3.875%, due 2/15/31	555,000	503,492
		849,113
Computers — 0.2%
Dell International LLC / EMC Corp.
3.375%, due 12/15/41	650,000	488,268

Diversified Financial Services — 2.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland)
3.000%, due 10/29/28	200,000	185,654
Air Lease Corp.
3.250%, due 3/1/25	460,000	457,174
Ally Financial, Inc.
6.992%, (SOFR + 3.26%), due 6/13/29(b)	465,000	485,328
8.000%, due 11/1/31	300,000	333,797
Aviation Capital Group LLC
1.950%, due 1/30/26	965,000	926,849
Avolon Holdings Funding Ltd., (Ireland)
2.125%, due 2/21/26	615,000	589,862
2.875%, due 2/15/25	525,000	521,127
5.750%, due 11/15/29	890,000	903,854
Cantor Fitzgerald LP
7.200%, due 12/12/28	755,000	790,125
Capital One Financial Corp.
6.312%, (SOFR + 2.64%), due 6/8/29(b)	775,000	804,920
Macquarie Airfinance Holdings Ltd., (United Kingdom)
6.400%, due 3/26/29	850,000	875,921
Nomura Holdings, Inc., (Japan)
5.099%, due 7/3/25	440,000	439,905
OneMain Finance Corp.
3.500%, due 1/15/27	865,000	825,537
7.500%, due 5/15/31	395,000	403,946
		8,543,999
Electric — 3.2%
AEP Texas, Inc.
3.450%, due 5/15/51	745,000	510,339
5.250%, due 5/15/52	260,000	242,862
Algonquin Power & Utilities Corp., (Canada)
5.365%, due 6/15/26(e)	950,000	955,300
Arizona Public Service Co.
5.700%, due 8/15/34	575,000	588,253
6.350%, due 12/15/32	665,000	713,882

	Principal Amount	Value
Corporate Bonds (continued)
Electric (continued)
Baltimore Gas and Electric Co.
4.550%, due 6/1/52	$720,000	$626,926
Commonwealth Edison Co.
5.300%, due 2/1/53	335,000	327,272
5.650%, due 6/1/54	240,000	247,004
Edison International
5.250%, due 3/15/32	850,000	847,773
Enel Finance International NV, (Italy)
5.125%, due 6/26/29	890,000	893,909
Eversource Energy
5.950%, due 7/15/34	645,000	669,847
Indianapolis Power & Light Co.
5.650%, due 12/1/32	370,000	379,212
NSTAR Electric Co.
4.950%, due 9/15/52	135,000	126,246
Puget Energy, Inc.
4.224%, due 3/15/32	855,000	783,913
Puget Sound Energy, Inc.
5.685%, due 6/15/54	395,000	406,952
Southern California Edison Co.
5.700%, due 3/1/53	270,000	272,895
TransAlta Corp., (Canada)
7.750%, due 11/15/29	665,000	702,235
Virginia Electric and Power Co.
5.450%, due 4/1/53	280,000	277,973
Series C, 4.625%, due 5/15/52	500,000	436,549
		10,009,342
Environmental Control — 0.2%
Reworld Holding Corp.
4.875%, due 12/1/29	616,000	575,338

Food — 0.9%
General Mills, Inc.
5.241%, due 11/18/25	980,000	980,110
MARB BondCo PLC, (Brazil)
3.950%, due 1/29/31	1,010,000	873,429
Smithfield Foods, Inc.
3.000%, due 10/15/30	170,000	147,398
4.250%, due 2/1/27	715,000	699,047
		2,699,984
Forest Products & Paper — 0.2%
Suzano Austria GmbH, (Brazil)
3.750%, due 1/15/31	805,000	717,949

Gas — 0.5%
Boston Gas Co.
3.757%, due 3/16/32	275,000	246,654
Brooklyn Union Gas Co. (The)
4.866%, due 8/5/32	910,000	869,984
6.388%, due 9/15/33(d)	225,000	237,742
Southern California Gas Co.
6.350%, due 11/15/52	200,000	223,122
		1,577,502

See notes to financial statements.

Schedule of Investments — NYLI MacKay Core Plus Bond ETF (continued)

October 31, 2024 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)
Insurance — 0.3%
Athene Holding Ltd.
6.625%, (5 Year US CMT T-Note + 2.61%), due 10/15/54(b)	$370,000	$363,858
Beacon Funding Trust
6.266%, due 8/15/54	610,000	611,169
		975,027
Lodging — 0.3%
Marriott International, Inc.
Series R, 3.125%, due 6/15/26	490,000	478,500
Studio City Finance Ltd., (Macau)
5.000%, due 1/15/29	490,000	442,335
		920,835
Machinery-Diversified — 0.5%
AGCO Corp.
5.800%, due 3/21/34	720,000	732,311
Flowserve Corp.
3.500%, due 10/1/30	795,000	726,625
		1,458,936
Media — 0.2%
Time Warner Cable LLC
6.750%, due 6/15/39	635,000	617,140

Mining — 0.3%
WE Soda Investments Holding PLC, (Turkey)
9.375%, due 2/14/31	765,000	785,119

Miscellaneous Manufacturing — 0.2%
Hillenbrand, Inc.
6.250%, due 2/15/29	675,000	677,547

Packaging & Containers — 0.3%
Berry Global, Inc.
4.875%, due 7/15/26	352,000	349,542
Sealed Air Corp/Sealed Air Corp. U.S.
6.125%, due 2/1/28	685,000	692,280
		1,041,822
Pharmaceuticals — 0.4%
CVS Pass-Through Trust
5.926%, due 1/10/34	115,701	115,892
Eli Lilly & Co.
4.950%, due 2/27/63	225,000	212,624
Teva Pharmaceutical Finance Netherlands III BV, (Israel)
3.150%, due 10/1/26	250,000	238,323
4.750%, due 5/9/27	575,000	558,627
		1,125,466
REITS — 1.4%
Alexandria Real Estate Equities, Inc.
3.375%, due 8/15/31	360,000	326,709
American Homes 4 Rent LP
2.375%, due 7/15/31	905,000	762,121
GLP Capital LP / GLP Financing II, Inc.
4.000%, due 1/15/30	930,000	863,636
Host Hotels & Resorts LP
5.700%, due 7/1/34	785,000	786,550

	Principal Amount	Value
Corporate Bonds (continued)
REITS (continued)
Invitation Homes Operating Partnership LP
2.000%, due 8/15/31	$585,000	$479,399
Starwood Property Trust, Inc.
4.375%, due 1/15/27	680,000	655,428
6.000%, due 4/15/30	425,000	416,594
		4,290,437
Retail — 0.1%
AutoNation, Inc.
4.750%, due 6/1/30	313,000	304,921

Savings & Loans — 0.3%
Nationwide Building Society, (United Kingdom)
2.972%, (SOFR + 1.29%), due 2/16/28(b)	960,000	916,588

Software — 0.1%
MSCI, Inc.
3.250%, due 8/15/33	360,000	307,692

Telecommunications — 0.1%
AT&T, Inc.
3.500%, due 9/15/53	585,000	407,700

Water — 0.4%
Aegea Finance Sarl, (Brazil)
9.000%, due 1/20/31	829,000	883,855
American Water Capital Corp.
3.250%, due 6/1/51	460,000	320,406
		1,204,261
Total Corporate Bonds
(Cost $83,132,738)		82,843,420

Foreign Government Obligation — 0.2%
Colombia Government International Bond, (Colombia)
7.500%, due 2/2/34
(Cost $666,004)	660,000	652,859

U.S. Government & Federal Agencies — 50.3%
Mortgage Securities — 24.7%
Fannie Mae Connecticut Avenue Securities
Series 2021-R02 2B2, 11.057%, (SOFR30A + 6.20%), due 11/25/41(b)	1,375,000	1,450,446
Fannie Mae Interest Strip
Series 2022-426 C32, 1.500%, due 2/25/52(c)	2,728,059	261,640
Series 2023-429 C5, 3.000%, due 10/25/52(c)	1,979,575	325,459
Fannie Mae Pool
Series 2020-FM5299, 3.500%, due 11/1/50	240,653	215,970
Series 2021-MA4492, 2.000%, due 12/1/51	3,060,870	2,432,871
Series 2022-CB3155, 2.000%, due 3/1/52	385,503	306,132

See notes to financial statements.

Schedule of Investments — NYLI MacKay Core Plus Bond ETF (continued)

October 31, 2024 (unaudited)

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Mortgage Securities (continued)
Series 2022-MA4562, 2.000%, due 3/1/52	$887,938	$705,356
Series 2022-MA4626, 4.000%, due 6/1/52	2,328,897	2,154,419
Series 2023-FP0087, 2.000%, due 10/1/50	1,723,044	1,373,700
Series 2023-FS3603, 5.500%, due 8/1/53	622,219	620,598
Series 2023-FS5641, 6.000%, due 8/1/53	443,980	450,280
Series 2023-FS5758, 6.000%, due 9/1/53	590,134	598,736
Series 2023-FS6211, 6.000%, due 11/1/53	199,007	202,197
Series 2023-FS6542, 6.500%, due 12/1/53	68,618	70,327
Series 2023-MA4918, 5.000%, due 2/1/53	599,477	583,166
Series 2023-MA4919, 5.500%, due 2/1/53	2,481,061	2,460,443
Series 2023-MA5108, 6.000%, due 8/1/53	2,353,082	2,368,410
Series 2023-MA5139, 6.000%, due 9/1/53	2,980,958	3,000,377
Series 2024-FS7587, 5.500%, due 4/1/54	646,166	643,066
Series 2024-FS7645, 4.500%, due 1/1/54	1,172,084	1,113,573
Series 2024-FS8275, 5.500%, due 6/1/54	2,225,348	2,204,684
Series 2024-FS9453, 4.500%, due 8/1/53	825,000	784,356
Series 2024-MA5353, 5.500%, due 5/1/54	560,504	555,300
Fannie Mae REMICS
Series 2016-19 SD, 1.129%, (SOFR30A + 5.99%), due 4/25/46(b)(c)	1,366,513	105,558
Series 2016-57 SN, 1.079%, (SOFR30A + 5.94%), due 6/25/46(b)(c)	589,274	62,965
Series 2019-32 SB, 1.079%, (SOFR30A + 5.94%), due 6/25/49(b)(c)	1,006,408	102,899
Series 2020-70 SD, 1.279%, (SOFR30A + 6.14%), due 10/25/50(b)(c)	789,987	99,677
Series 2021-12 JI, 2.500%, due 3/25/51(c)	610,975	94,077
Series 2021-34 IS, (SOFR30A + 2.91%), due 11/25/42(b)(c)	2,459,794	61,188
Series 2021-34 MI, 2.500%, due 3/25/51(c)	867,517	115,208
Series 2021-40 SI, 0.979%, (SOFR30A + 5.84%), due 9/25/47(b)(c)	966,136	96,582
Series 2021-54 HI, 2.500%, due 6/25/51(c)	180,836	23,057
Series 2021-8 ID, 3.500%, due 3/25/51(c)	709,218	160,265
Series 2021-95 KI, 2.500%, due 4/25/51(c)	2,405,171	317,541
Series 2022-10 SA, 0.893%, (SOFR30A + 5.75%), due 2/25/52(b)(c)	793,908	109,174

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Mortgage Securities (continued)
Series 2022-5 SN, (SOFR30A + 1.80%), due 2/25/52(b)(c)	$363,118	$92
Series 2023-24 OQ, 0.000%, due 7/25/54(f)(g)	469,727	390,083
Freddie Mac Pool
Series 2022-RA6622, 2.500%, due 1/1/52	886,131	741,189
Series 2022-SD8215, 4.000%, due 5/1/52	248,476	230,008
Series 2022-SD8220, 3.000%, due 6/1/52	2,637,818	2,274,449
Series 2022-SD8243, 3.500%, due 9/1/52	3,361,723	3,008,750
Series 2022-SD8257, 4.500%, due 10/1/52	1,508,269	1,433,472
Series 2023-RA8647, 4.500%, due 5/1/53	401,692	381,901
Series 2023-SD3392, 5.500%, due 7/1/53	311,987	310,805
Series 2023-SD3770, 2.500%, due 3/1/52	198,024	165,389
Series 2023-SD4026, 6.000%, due 10/1/53	221,122	224,172
Series 2023-SD4268, 6.000%, due 11/1/53	210,155	213,537
Series 2023-SD4471, 6.500%, due 12/1/53	116,070	119,334
Series 2024-SD5040, 5.500%, due 3/1/54	634,170	631,311
Series 2024-SD5184, 4.000%, due 3/1/53	1,101,084	1,019,133
Series 2024-SD8407, 5.000%, due 3/1/54	710,833	690,979
Freddie Mac REMICS
Series 2017-4710 WZ, 3.500%, due 8/15/47	539,543	486,024
Series 2017-4725 WZ, 3.500%, due 11/15/47	957,874	859,153
Series 2020-4993 KS, 1.079%, (SOFR30A + 5.94%), due 7/25/50(b)(c)	1,464,828	184,556
Series 2020-4994 TS, 1.129%, (SOFR30A + 5.99%), due 7/25/50(b)(c)	758,340	84,618
Series 2020-5013 DI, 3.000%, due 9/25/50(c)	1,678,465	321,966
Series 2020-5021 SA, (SOFR30A + 3.55%), due 10/25/50(b)(c)	788,047	21,215
Series 2020-5031 IQ, 2.500%, due 10/25/50(c)	495,562	77,173
Series 2020-5038 IB, 2.500%, due 10/25/50(c)	491,598	77,023
Series 2020-5040 IO, 3.500%, due 11/25/50(c)	729,805	138,262
Series 2021-5070 PI, 3.000%, due 8/25/50(c)	830,120	146,454
Series 2021-5092 SH, (SOFR30A + 2.45%), due 2/25/51(b)(c)	689,102	2,691
Series 2021-5092 XA, 1.000%, due 1/15/41	394,464	332,386

See notes to financial statements.

Schedule of Investments — NYLI MacKay Core Plus Bond ETF (continued)

October 31, 2024 (unaudited)

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Mortgage Securities (continued)
Series 2021-5149 LI, 2.500%, due 10/25/51(c)	$1,647,350	$191,882
Series 2021-5187 SA, (SOFR30A + 1.80%), due 1/25/52(b)(c)	602,083	491
Series 2022-5191 IO, 3.500%, due 9/25/50(c)	865,101	163,256
Series 2023-5304 UB, 4.000%, due 2/25/52	352,526	329,322
Series 2023-5315 OQ, 0.000%, due 1/25/55(f)(g)	364,907	300,100
Series 2023-5326 QO, 0.000%, due 9/25/50(f)(g)	348,783	232,204
Series 2023-5328 JY, 0.250%, due 9/25/50	733,985	489,945
Series 2023-5351 DO, 0.000%, due 9/25/53(f)(g)	469,319	390,322
Series 2023-5351 EO, 0.000%, due 10/25/53(f)(g)	313,521	261,663
Series 2023-5363, 0.000%, due 12/25/53(f)(g)	424,719	361,100
Series 2024-5471 SK, 0.350%, (SOFR30A + 5.35%), due 8/25/54(b)(c)	6,290,000	209,208
Freddie Mac STACR REMIC Trust
Series 2020-DNA2 B2, 9.771%, (SOFR30A + 4.91%), due 2/25/50(b)	365,000	392,485
Series 2020-DNA6 B1, 7.857%, (SOFR30A + 3.00%), due 12/25/50(b)	635,000	686,491
Series 2020-HQA1 B2, 10.071%, (SOFR30A + 5.21%), due 1/25/50(b)	975,000	1,061,896
Series 2020-HQA5 B1, 8.857%, (SOFR30A + 4.00%), due 11/25/50(b)	1,295,000	1,457,908
Series 2021-DNA2 B1, 8.257%, (SOFR30A + 3.40%), due 8/25/33(b)	615,000	690,841
Series 2021-DNA2 B2, 10.857%, (SOFR30A + 6.00%), due 8/25/33(b)	445,000	526,648
Series 2021-DNA5 B1, 7.907%, (SOFR30A + 3.05%), due 1/25/34(b)	1,190,000	1,276,891
Series 2021-DNA5 B2, 10.357%, (SOFR30A + 5.50%), due 1/25/34(b)	730,000	823,942
Series 2021-HQA1 B1, 7.857%, (SOFR30A + 3.00%), due 8/25/33(b)	765,000	841,982
Series 2021-HQA1 B2, 9.857%, (SOFR30A + 5.00%), due 8/25/33(b)	720,000	789,410
Series 2021-HQA2 B1, 8.007%, (SOFR30A + 3.15%), due 12/25/33(b)	680,000	751,828
Series 2021-HQA2 B2, 10.307%, (SOFR30A + 5.45%), due 12/25/33(b)	410,000	461,348
Series 2022-HQA1 B1, 11.857%, (SOFR30A + 7.00%), due 3/25/42(b)	1,345,000	1,485,942
Series 2022-HQA2 M2, 10.857%, (SOFR30A + 6.00%), due 7/25/42(b)	155,000	170,985
Series 2022-HQA3 M2, 10.207%, (SOFR30A + 5.35%), due 8/25/42(b)	885,000	961,980
Series 2023-HQA1 M2, 10.357%, (SOFR30A + 5.50%), due 5/25/43(b)	385,000	423,486
Freddie Mac STACR Trust
Series 2019-HQA3 B2, 12.471%, (SOFR30A + 7.61%), due 9/25/49(b)	985,000	1,114,281

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Mortgage Securities (continued)
Freddie Mac Strips
Series 2012-272, 0.000%, due 8/15/42(f)(g)	$502,449	$381,360
Series 2013-311, 0.000%, due 8/15/43(f)(g)	154,960	111,729
Series 2013-311 S1, 0.826%, (SOFR30A + 5.84%), due 8/15/43(b)(c)	785,330	77,400
Series 2023-402, 0.000%, due 9/25/53(f)(g)	542,552	450,596
Government National Mortgage Association
Series 2019-106 FA, 4.000%, (TSFR1M + 0.71%), due 8/20/49(b)	256,720	231,216
Series 2019-128 KF, 3.500%, (TSFR1M + 0.76%), due 10/20/49(b)	252,426	224,441
Series 2019-128 YF, 3.500%, (TSFR1M + 0.76%), due 10/20/49(b)	258,457	230,046
Series 2019-136 YS, (TSFR1M + 2.72%), due 11/20/49(b)(c)	281,588	1,726
Series 2019-159 P, 2.500%, due 9/20/49	566,290	486,002
Series 2019-92 GF, 3.500%, (TSFR1M + 0.80%), due 7/20/49(b)	239,337	213,496
Series 2019-97 FG, 3.500%, (TSFR1M + 0.80%), due 8/20/49(b)	659,111	587,546
Series 2020-1 YF, 3.500%, (TSFR1M + 0.78%), due 1/20/50(b)	471,842	414,169
Series 2020-1 YS, (TSFR1M + 2.72%), due 1/20/50(b)(c)	1,300,483	12,290
Series 2020-129 SB, (TSFR1M + 3.09%), due 9/20/50(b)(c)	1,772,139	22,259
Series 2020-146 KI, 2.500%, due 10/20/50(c)	1,419,913	199,301
Series 2020-146 SA, 1.426%, (TSFR1M + 6.19%), due 10/20/50(b)(c)	864,115	114,226
Series 2020-168 IA, 0.979%, due 12/16/62(a)(b)(c)	1,515,440	107,004
Series 2020-175 CS, 1.426%, (TSFR1M + 6.19%), due 11/20/50(b)(c)	963,480	119,792
Series 2020-189 SU, 1.426%, (TSFR1M + 6.19%), due 12/20/50(b)(c)	604,263	85,407
Series 2020-34 SC, 1.176%, (TSFR1M + 5.94%), due 3/20/50(b)(c)	928,679	109,044
Series 2020-5 FA, 3.500%, (TSFR1M + 0.81%), due 1/20/50(b)	602,871	535,441
Series 2021-1 IT, 3.000%, due 1/20/51(c)	1,273,961	203,941
Series 2021-1 PI, 2.500%, due 12/20/50(c)	741,981	92,163
Series 2021-122 HS, 1.426%, (TSFR1M + 6.19%), due 7/20/51(b)(c)	1,127,125	144,259
Series 2021-140 GF, 2.500%, (TSFR1M + 0.76%), due 8/20/51(b)	505,988	425,122
Series 2021-146 IN, 3.500%, due 8/20/51(c)	1,090,479	193,050
Series 2021-158 SB, (SOFR30A + 3.70%), due 9/20/51(b)(c)	960,110	31,512
Series 2021-16 AS, (TSFR1M + 2.64%), due 1/20/51(b)(c)	2,272,278	15,511
Series 2021-164 IO, 0.949%, due 10/16/63(a)(b)(c)	2,006,380	143,306
Series 2021-179 SA, 1.426%, (TSFR1M + 6.19%), due 11/20/50(b)(c)	1,354,103	178,466

See notes to financial statements.

Schedule of Investments — NYLI MacKay Core Plus Bond ETF (continued)

October 31, 2024 (unaudited)

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Mortgage Securities (continued)
Series 2021-188 IO, 2.500%, due 10/20/51(c)	$3,475,432	$564,657
Series 2021-205 DS, (SOFR30A + 3.20%), due 11/20/51(b)(c)	3,124,717	57,602
Series 2021-226 SA, (SOFR30A + 1.70%), due 12/20/51(b)(c)	1,559,402	1,499
Series 2021-29 AS, (SOFR30A + 2.70%), due 2/20/51(b)(c)	2,184,307	22,506
Series 2021-42 BI, 2.500%, due 3/20/51(c)	576,955	81,017
Series 2021-46 BS, (TSFR1M + 2.69%), due 3/20/51(b)(c)	2,095,046	13,735
Series 2021-46 QS, 1.426%, (TSFR1M + 6.19%), due 3/20/51(b)(c)	532,764	73,276
Series 2021-46 TS, 1.426%, (TSFR1M + 6.19%), due 3/20/51(b)(c)	681,411	94,401
Series 2021-47 IO, 0.992%, due 3/16/61(a)(b)(c)	3,530,103	234,639
Series 2021-49 SB, 1.426%, (TSFR1M + 6.19%), due 3/20/51(b)(c)	783,173	108,184
Series 2021-57 SA, 1.426%, (TSFR1M + 6.19%), due 3/20/51(b)(c)	2,049,171	265,545
Series 2021-57 SD, 1.426%, (TSFR1M + 6.19%), due 3/20/51(b)(c)	2,149,295	278,521
Series 2021-64 GS, (SOFR30A + 1.65%), due 4/20/51(b)(c)	354,102	191
Series 2021-64 SG, (SOFR30A + 1.60%), due 4/20/51(b)(c)	791,522	400
Series 2021-67 PI, 3.000%, due 4/20/51(c)	738,925	124,402
Series 2021-74 HI, 3.000%, due 4/20/51(c)	171,007	26,436
Series 2021-83 FM, 2.500%, (SOFR30A + 0.51%), due 5/20/51(b)	726,114	603,858
Series 2021-96 FG, 3.500%, (SOFR30A + 0.30%), due 6/20/51(b)	750,941	663,265
Series 2021-97 FA, 3.000%, (SOFR30A + 0.40%), due 6/20/51(b)	1,149,288	988,220
Series 2021-97 SA, (SOFR30A + 2.60%), due 6/20/51(b)(c)	4,422,708	23,855
Series 2021-97 SM, 1.426%, (TSFR1M + 6.19%), due 6/20/51(b)(c)	1,218,511	175,726
Series 2021-98 IN, 3.000%, due 6/20/51(c)	582,615	103,386
Series 2022-1 IA, 2.500%, due 6/20/50(c)	353,763	45,738
Series 2022-101 SB, (SOFR30A + 3.30%), due 6/20/52(b)(c)	1,195,316	10,367
Series 2022-107 SA, (SOFR30A + 3.47%), due 6/20/52(b)(c)	6,020,176	98,948
Series 2022-113 Z, 2.000%, due 9/16/61	628,639	332,852
Series 2022-137 S, 1.426%, (TSFR1M + 6.19%), due 7/20/51(b)(c)	1,200,294	153,586
Series 2022-185 DI, 1.023%, due 10/16/65(a)(b)(c)	1,304,100	95,025
Series 2022-19 SG, (SOFR30A + 2.45%), due 1/20/52(b)(c)	1,525,654	8,022

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Mortgage Securities (continued)
Series 2022-206 CN, 3.000%, due 2/20/52	$493,251	$428,832
Series 2022-24 SC, (SOFR30A + 2.37%), due 2/20/52(b)(c)	13,620,971	46,672
Series 2022-34 HS, (SOFR30A + 4.10%), due 2/20/52(b)(c)	2,249,360	101,535
Series 2022-69 FA, 4.500%, (SOFR30A + 0.75%), due 4/20/52(b)	226,750	208,893
Series 2022-78 S, (SOFR30A + 3.70%), due 4/20/52(b)(c)	1,167,352	19,848
Series 2022-87 SA, (SOFR30A + 3.30%), due 5/20/52(b)(c)	2,389,542	20,724
Series 2023-101 KO, 0.000%, due 1/20/51(f)(g)	1,137,096	762,070
Series 2023-114 MO, 0.000%, due 8/20/53(f)(g)	310,941	266,036
Series 2023-159 CI, 0.956%, due 7/16/65(a)(b)(c)	2,891,057	220,127
Series 2023-172 IO, 1.384%, due 2/16/66(a)(b)(c)	2,003,949	195,028
Series 2023-194 CI, 0.876%, due 10/16/65(a)(b)(c)	2,298,968	157,296
Series 2023-38 WT, 6.641%, due 12/20/51(a)(b)	285,147	298,498
Series 2023-53, 0.000%, due 4/20/53(f)(g)	287,240	227,241
Series 2023-55 CG, 7.559%, due 7/20/51(a)(b)	472,219	521,398
Series 2023-55 LB, 7.784%, due 11/20/51(a)(b)	442,903	499,938
Series 2023-56 SK, 1.176%, (TSFR1M + 5.94%), due 4/20/51(b)(c)	2,352,703	234,248
Series 2023-59 YC, 6.965%, due 9/20/51(a)(b)	638,590	684,909
Series 2023-60 ES, 1.419%, (SOFR30A + 11.20%), due 4/20/53(b)	603,934	561,667
Series 2023-66 MP, 2.519%, (SOFR30A + 12.30%), due 5/20/53(b)	656,237	608,513
Series 2023-66 OQ, 0.000%, due 7/20/52(f)(g)	721,194	569,838
Series 2023-80 SA, 0.360%, (SOFR30A + 5.25%), due 6/20/53(b)(c)	2,788,047	81,128
Series 2023-81 LA, 5.000%, due 6/20/52	285,477	281,919
Series 2023-86 SE, 1.760%, (SOFR30A + 6.65%), due 9/20/50(b)(c)	828,934	127,677
Series 2024-29 B, 2.500%, due 8/16/64(a)(b)	635,000	478,355
		76,637,729
U.S. Treasury Bond — 6.9%
U.S. Treasury Bonds
4.125%, due 8/15/44(d)	13,685,000	12,851,070
4.250%, due 8/15/54	9,020,000	8,680,341
		21,531,411

See notes to financial statements.

Schedule of Investments — NYLI MacKay Core Plus Bond ETF (continued)

October 31, 2024 (unaudited)

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
U.S. Treasury Note — 18.7%
U.S. Treasury Notes
3.875%, due 10/15/27	$9,190,000	$9,126,819
3.875%, due 8/15/34(d)	12,385,000	11,982,487
4.125%, due 10/31/26	1,365,000	1,364,040
4.125%, due 10/31/29	17,785,000	17,765,548
4.125%, due 10/31/31	18,120,000	18,015,244
		58,254,138
Total U.S. Government & Federal Agencies
(Cost $157,974,920)		156,423,278

	Shares	Value
Short-Term Investments — 0.3%
Money Market Funds — 0.3%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 4.75%(h)	581,008	581,008
Dreyfus Government Cash Management Fund, Institutional Shares, 4.76%(h)(i)	407,050	407,050

Total Short-Term Investments
(Cost $988,058)		988,058
Total Investments — 99.8% (Cost $312,102,331)		310,264,729
Other Assets and Liabilities, Net — 0.2%		486,725
Net Assets — 100.0%		$310,751,454

(a)Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.

(b)Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of October 31, 2024.

(c)Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.

(d)All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $24,466,474; total market value of collateral held by the Fund was $24,970,991. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $24,563,941.

(e)Represents a step up coupon bond that pays an initial coupon rate for the first period and a higher coupon rate for the following periods. Rate shown is the rate in effect at October 31, 2024.

(f)A principal only security is the principal only portion of a fixed income security, which is separated and sold individually from the interest portion of the security.

(g)The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.

(h)Reflects the 7-day yield at October 31, 2024.

(i)Represents security purchased with cash collateral received for securities on loan.

Abbreviations
CMT	- 1 year Constant Maturity Treasury Index
SOFR	- Secured Financing Overnight Rate

Open futures contracts outstanding at October 31, 2024:

Type	Broker	Expiration Date	Number of Contracts Purchased (Sold)	Notional Value at Trade Date	Notional Value at October 31, 2024	Unrealized Appreciation (Depreciation)
U.S. 10 Year Note (CBT)	Citigroup Global Markets Inc.	December 2024	(44)	$(4,859,836)	$(4,860,625)	$(789)
U.S. 10 Year Ultra Note	Citigroup Global Markets Inc.	December 2024	24	2,729,787	2,730,000	213
U.S. 2 Year Note (CBT)	Citigroup Global Markets Inc.	December 2024	(101)	(20,909,092)	(20,800,477)	108,615
U.S. 5 Year Note (CBT)	Citigroup Global Markets Inc.	December 2024	59	6,394,513	6,326,828	(67,685)
U.S. Long Bond (CBT)	Citigroup Global Markets Inc.	December 2024	70	8,736,105	8,257,813	(478,292)
U.S. Ultra Bond (CBT)	Citigroup Global Markets Inc.	December 2024	64	8,570,916	8,040,000	(530,916)
						$(968,854)

CBT — Chicago Board of Trade

Cash posted as collateral to broker for futures contracts was $702,822 at October 31, 2024.

See notes to financial statements.

Schedule of Investments — NYLI MacKay Core Plus Bond ETF (continued)

October 31, 2024 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2024. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(j)
Collateralized Mortgage Obligations	$—	$15,155,277	$—	$15,155,277
Commercial Asset-Backed Securities	—	22,706,238	—	22,706,238
Commercial Mortgage-Backed Securities	—	31,495,599	—	31,495,599
Corporate Bonds	—	82,843,420	—	82,843,420
Foreign Government Obligation	—	652,859	—	652,859
U.S. Government & Federal Agencies	—	156,423,278	—	156,423,278
Short-Term Investments:
Money Market Funds	988,058	—	—	988,058
Total Investments in Securities	988,058	309,276,671	—	310,264,729
Other Financial Instruments:(k)
Futures Contracts	108,828	—	—	108,828
Total Investments in Securities and Other Financial Instruments	$1,096,886	$309,276,671	$—	$310,373,557
Liability Valuation Inputs
Other Financial Instruments:(k)
Futures Contracts	$(1,077,682)	$—	$—	$(1,077,682)

(j)For a complete listing of investments and their industries, see the Schedule of Investments.

(k)Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended October 31, 2024, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedule of Investments — NYLI MacKay ESG High Income ETF

October 31, 2024 (unaudited)

	Principal Amount	Value
Long-Term Bonds — 94.8%
Bank Loans — 0.9%
Commercial Services — 0.2%
Champions Financing, Inc. Term Loan B
9.503%, (3 Month SOFR + 4.75%), due 2/23/29(a)	$125,000	$121,211

Household Products/Wares — 0.3%
Kronos Acquisition holdings, Inc. Term Loan B, (Canada)
8.584%, (1 month SOFR + 4.00%), due 7/8/31(a)	195,000	182,867

Media — 0.4%
DIRECTV Financing LLC First Lien 2024 Refinancing Term Loan B
10.108%, (1 month SOFR + 5.36%), due 8/2/29(a)	320,000	311,120

Total Bank Loans
(Cost $618,900)		615,198

Corporate Bonds — 93.9%
Advertising — 0.9%
Lamar Media Corp.
4.000%, due 2/15/30	250,000	231,120
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.250%, due 1/15/29	213,000	199,743
7.375%, due 2/15/31	112,000	118,271
		549,134
Aerospace & Defense — 1.2%
Bombardier, Inc., (Canada)
6.000%, due 2/15/28	73,000	72,918
7.000%, due 6/1/32	25,000	25,595
7.250%, due 7/1/31	167,000	172,537
7.500%, due 2/1/29	159,000	165,559
TransDigm, Inc.
6.000%, due 1/15/33	350,000	346,943
		783,552
Airlines — 1.1%
American Airlines, Inc.
8.500%, due 5/15/29	120,000	126,112
United Airlines, Inc.
4.375%, due 4/15/26	202,000	198,510
4.625%, due 4/15/29	399,000	381,885
		706,507
Apparel — 0.4%
S&S Holdings LLC
8.375%, due 10/1/31	240,000	240,599

Auto Manufacturers — 0.3%
Aston Martin Capital Holdings Ltd., (Jersey)
10.000%, due 3/31/29	200,000	194,296

Auto Parts & Equipment — 1.4%
Clarios Global LP / Clarios U.S. Finance Co.
8.500%, due 5/15/27	81,000	81,433

	Principal Amount	Value
Corporate Bonds (continued)
Auto Parts & Equipment (continued)
Dana, Inc.
4.250%, due 9/1/30	$72,000	$62,957
4.500%, due 2/15/32	142,000	121,464
Garrett Motion Holdings, Inc. / Garrett LX I SARL
7.750%, due 5/31/32	255,000	254,526
Goodyear Tire & Rubber Co. (The)
5.000%, due 7/15/29	265,000	239,930
Phinia, Inc.
6.625%, due 10/15/32	65,000	64,786
6.750%, due 4/15/29	100,000	102,081
		927,177
Banks — 2.3%
Comerica, Inc.
5.982%, (SOFR + 2.16%), due 1/30/30(a)	170,000	172,232
Freedom Mortgage Corp.
7.625%, due 5/1/26	87,000	87,313
12.000%, due 10/1/28	313,000	338,182
Intesa Sanpaolo SpA, (Italy)
5.710%, due 1/15/26	373,000	373,475
KeyBank NA
4.900%, due 8/8/32	181,000	172,815
UniCredit SpA, (Italy)
7.296%, (USD 5 Year Swap + 4.91%), due 4/2/34(a)	295,000	308,708
		1,452,725
Beverages — 0.6%
Primo Water Holdings, Inc., (Canada)
4.375%, due 4/30/29	254,000	239,301
Triton Water Holdings, Inc.
6.250%, due 4/1/29	130,000	128,415
		367,716
Building Materials — 2.9%
Camelot Return Merger Sub, Inc.
8.750%, due 8/1/28	168,000	168,775
EMRLD Borrower LP / Emerald Co.-Issuer, Inc.
6.625%, due 12/15/30	335,000	340,703
6.750%, due 7/15/31	89,000	90,984
Masterbrand, Inc.
7.000%, due 7/15/32	125,000	128,042
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC
6.750%, due 4/1/32	90,000	91,552
MIWD Holdco II LLC / MIWD Finance Corp.
5.500%, due 2/1/30	300,000	286,628
Oscar AcquisitionCo LLC / Oscar Finance, Inc.
9.500%, due 4/15/30	355,000	346,826
Standard Industries, Inc.
4.375%, due 7/15/30	197,000	181,035
Wilsonart LLC
11.000%, due 8/15/32	200,000	196,952
		1,831,497

See notes to financial statements.

Schedule of Investments — NYLI MacKay ESG High Income ETF (continued)

October 31, 2024 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)
Chemicals — 3.9%
Avient Corp.
6.250%, due 11/1/31	$61,000	$61,178
7.125%, due 8/1/30	275,000	282,806
INEOS Finance PLC, (Luxembourg)
6.750%, due 5/15/28	202,000	203,924
INEOS Quattro Finance 2 PLC, (United Kingdom)
9.625%, due 3/15/29	225,000	238,348
Innophos Holdings, Inc.
9.375%, due 2/15/28	179,000	168,560
International Flavors & Fragrances, Inc.
1.832%, due 10/15/27	250,000	228,968
Iris Holdings, Inc.
8.750%, due 2/15/26	115,000	107,115
Mativ Holdings, Inc.
8.000%, due 10/1/29	75,000	76,317
Rain Carbon, Inc.
12.250%, due 9/1/29(b)	401,000	427,544
SCIH Salt Holdings, Inc.
4.875%, due 5/1/28	28,000	26,811
6.625%, due 5/1/29	222,000	215,524
SK Invictus Intermediate II SARL
5.000%, due 10/30/29	200,000	189,523
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.
5.125%, due 4/1/29	22,000	11,802
WR Grace Holdings LLC
5.625%, due 8/15/29	257,000	237,383
		2,475,803
Coal — 0.1%
SunCoke Energy, Inc.
4.875%, due 6/30/29	55,000	49,663

Commercial Services — 7.0%
ADT Security Corp. (The)
4.125%, due 8/1/29	197,000	184,203
Allied Universal Holdco LLC
7.875%, due 2/15/31	420,000	427,423
Allied Universal Holdco LLC / Allied Universal Finance Corp.
6.000%, due 6/1/29	286,000	261,690
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 Sarl
4.625%, due 6/1/28	316,000	295,874
AMN Healthcare, Inc.
4.000%, due 4/15/29	79,000	72,806
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.375%, due 3/1/29	127,000	118,202
Boost Newco Borrower LLC
7.500%, due 1/15/31	200,000	210,844
Brink’s Co. (The)
6.500%, due 6/15/29	140,000	142,807
6.750%, due 6/15/32	150,000	152,760
Carriage Services, Inc.
4.250%, due 5/15/29	173,000	158,093

	Principal Amount	Value
Corporate Bonds (continued)
Commercial Services (continued)
Champions Financing, Inc.
8.750%, due 2/15/29	$115,000	$116,096
Herc Holdings, Inc.
5.500%, due 7/15/27	373,000	370,542
6.625%, due 6/15/29	145,000	148,359
Mavis Tire Express Services Topco Corp.
6.500%, due 5/15/29	245,000	234,797
NESCO Holdings II, Inc.
5.500%, due 4/15/29	193,000	179,610
Service Corp. International
3.375%, due 8/15/30	138,000	122,297
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc.
6.750%, due 8/15/32	90,000	92,340
Sotheby’s
7.375%, due 10/15/27	223,000	217,028
United Rentals North America, Inc.
4.000%, due 7/15/30	331,000	305,679
Valvoline, Inc.
3.625%, due 6/15/31	220,000	190,681
Wand NewCo 3, Inc.
7.625%, due 1/30/32	75,000	77,521
WASH Multifamily Acquisition, Inc.
5.750%, due 4/15/26	366,000	365,096
Williams Scotsman, Inc.
4.625%, due 8/15/28	72,000	68,827
		4,513,575
Communications — 0.6%
Echostar Corp.
10.750%, due 11/30/29	385,000	407,137

Computers — 0.9%
Gartner, Inc.
4.500%, due 7/1/28	200,000	195,147
Insight Enterprises, Inc.
6.625%, due 5/15/32	115,000	117,566
NCR Voyix Corp.
5.125%, due 4/15/29	46,000	43,962
Seagate HDD Cayman
4.091%, due 6/1/29	156,000	147,084
4.125%, due 1/15/31	68,000	61,151
8.500%, due 7/15/31	25,000	26,951
		591,861
Cosmetics/Personal Care — 0.4%
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige International U.S. LLC
6.625%, due 7/15/30	75,000	76,470
Edgewell Personal Care Co.
5.500%, due 6/1/28	178,000	175,376
		251,846
Distribution/Wholesale — 0.6%
Ritchie Bros Holdings, Inc., (Canada)
7.750%, due 3/15/31	15,000	15,804
Velocity Vehicle Group LLC
8.000%, due 6/1/29	125,000	128,786
Verde Purchaser LLC
10.500%, due 11/30/30	225,000	240,158
		384,748

See notes to financial statements.

Schedule of Investments — NYLI MacKay ESG High Income ETF (continued)

October 31, 2024 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)
Diversified Financial Services — 4.8%
Azorra Finance Ltd., (Cayman Islands)
7.750%, due 4/15/30	$185,000	$182,798
Capital One Financial Corp.
6.051%, (SOFR + 2.26%), due 2/1/35(a)(b)	134,000	137,959
Credit Acceptance Corp.
9.250%, due 12/15/28	245,000	259,249
Freedom Mortgage Holdings LLC
9.250%, due 2/1/29	90,000	92,171
goeasy Ltd., (Canada)
6.875%, due 5/15/30	160,000	162,541
LPL Holdings, Inc.
4.000%, due 3/15/29	280,000	263,314
Macquarie Airfinance Holdings Ltd. (United Kingdom)
6.400%, due 3/26/29	70,000	72,135
6.500%, due 3/26/31	120,000	124,661
Nationstar Mortgage Holdings, Inc.
7.125%, due 2/1/32	225,000	230,040
OneMain Finance Corp.
3.500%, due 1/15/27	231,000	220,461
6.625%, due 1/15/28	510,000	518,005
7.125%, due 11/15/31	125,000	126,430
7.500%, due 5/15/31	170,000	173,850
PennyMac Financial Services, Inc.
4.250%, due 2/15/29	140,000	130,589
7.125%, due 11/15/30	205,000	208,056
VFH Parent LLC / Valor Co.-Issuer, Inc.
7.500%, due 6/15/31	197,000	202,284
		3,104,543
Electric — 2.3%
Alpha Generation LLC
6.750%, due 10/15/32	195,000	197,739
Calpine Corp.
4.500%, due 2/15/28	4,000	3,853
4.625%, due 2/1/29	40,000	37,930
5.125%, due 3/15/28	25,000	24,433
Clearway Energy Operating LLC
4.750%, due 3/15/28	233,000	226,010
NextEra Energy Operating Partners LP
4.500%, due 9/15/27	160,000	153,601
PG&E Corp.
5.000%, due 7/1/28	220,000	214,577
Pike Corp.
8.625%, due 1/31/31	282,000	299,618
Vistra Corp.
8.000%, (5 Year US CMT T-Note + 6.93%), due 4/15/73(a)	79,000	81,145
Vistra Operations Co. LLC
4.375%, due 5/1/29	87,000	82,815
6.875%, due 4/15/32	175,000	180,959
		1,502,680
Electrical Components & Equipment — 1.2%
Energizer Holdings, Inc.
4.750%, due 6/15/28	329,000	315,829

	Principal Amount	Value
Corporate Bonds (continued)
Electrical Components & Equipment (continued)
EnerSys
6.625%, due 1/15/32	$139,000	$142,756
WESCO Distribution, Inc.
7.250%, due 6/15/28	331,000	338,789
		797,374
Electronics — 0.9%
Imola Merger Corp.
4.750%, due 5/15/29	270,000	261,014
Sensata Technologies BV
4.000%, due 4/15/29	368,000	344,117
		605,131
Engineering & Construction — 1.0%
Arcosa, Inc.
6.875%, due 8/15/32	90,000	92,373
Artera Services LLC
8.500%, due 2/15/31	346,000	342,903
Great Lakes Dredge & Dock Corp.
5.250%, due 6/1/29(b)	223,000	209,544
		644,820
Entertainment — 3.7%
Caesars Entertainment, Inc.
4.625%, due 10/15/29	284,000	266,262
6.500%, due 2/15/32	165,000	167,329
Churchill Downs, Inc.
4.750%, due 1/15/28	285,000	276,500
5.750%, due 4/1/30	126,000	124,041
Everi Holdings, Inc.
5.000%, due 7/15/29	159,000	157,760
Light & Wonder International, Inc.
7.250%, due 11/15/29	158,000	161,545
7.500%, due 9/1/31	126,000	130,158
Penn Entertainment, Inc.
4.125%, due 7/1/29	377,000	338,928
Scientific Games Holdings LP / Scientific Games U.S. FinCo, Inc.
6.625%, due 3/1/30	193,000	188,157
Six Flags Entertainment Corp. / Six Flags Theme Parks, Inc.
6.625%, due 5/1/32	150,000	152,830
WMG Acquisition Corp.
3.750%, due 12/1/29	182,000	168,541
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
5.125%, due 10/1/29	270,000	262,122
		2,394,173
Environmental Control — 1.2%
GFL Environmental, Inc.
3.750%, due 8/1/25	241,000	238,619
Reworld Holding Corp.
4.875%, due 12/1/29	184,000	171,854
5.000%, due 9/1/30	200,000	183,796
Waste Pro USA, Inc.
5.500%, due 2/15/26	162,000	161,566
		755,835

See notes to financial statements.

Schedule of Investments — NYLI MacKay ESG High Income ETF (continued)

October 31, 2024 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)
Food — 3.2%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
4.625%, due 1/15/27	$383,000	$375,759
6.500%, due 2/15/28	268,000	274,248
Lamb Weston Holdings, Inc.
4.875%, due 5/15/28	8,000	7,837
Performance Food Group, Inc.
4.250%, due 8/1/29	317,000	296,703
Post Holdings, Inc.
4.625%, due 4/15/30	311,000	290,656
5.500%, due 12/15/29	193,000	188,238
6.250%, due 10/15/34	50,000	49,448
6.375%, due 3/1/33	195,000	192,921
United Natural Foods, Inc.
6.750%, due 10/15/28	100,000	96,500
US Foods, Inc.
4.625%, due 6/1/30	283,000	268,513
		2,040,823
Forest Products & Paper — 0.9%
Ahlstrom Holding 3 Oy, (Finland)
4.875%, due 2/4/28	165,000	156,108
Glatfelter Corp.
7.250%, due 11/15/31	390,000	386,685
		542,793
Hand/Machine Tools — 0.1%
Werner FinCo LP / Werner FinCo, Inc.
11.500%, due 6/15/28	80,000	88,934

Healthcare-Services — 2.0%
Catalent Pharma Solutions, Inc.
3.125%, due 2/15/29	380,000	368,918
CHS/Community Health Systems, Inc.
5.250%, due 5/15/30	258,000	225,165
6.000%, due 1/15/29	343,000	323,016
Encompass Health Corp.
5.750%, due 9/15/25	125,000	124,831
Prime Healthcare Services, Inc.
9.375%, due 9/1/29	245,000	248,982
		1,290,912
Holding Companies-Divers — 0.4%
Stena International SA, (Sweden)
7.250%, due 1/15/31	225,000	233,581

Home Builders — 0.9%
LGI Homes, Inc.
4.000%, due 7/15/29	250,000	223,807
Mattamy Group Corp., (Canada)
5.250%, due 12/15/27	238,000	234,410
Thor Industries, Inc.
4.000%, due 10/15/29	47,000	42,896
Tri Pointe Homes, Inc.
5.700%, due 6/15/28	79,000	78,498
		579,611

	Principal Amount	Value
Corporate Bonds (continued)
Household Products/Wares — 0.5%
Kronos Acquisition Holdings, Inc. (Canada)
8.250%, due 6/30/31	$180,000	$178,257
10.750%, due 6/30/32	135,000	125,783
		304,040
Housewares — 0.7%
CD&R Smokey Buyer, Inc. / Radio Systems Corp.
9.500%, due 10/15/29	125,000	126,615
Newell Brands, Inc.
6.375%, due 9/15/27(b)	268,000	270,851
6.375%, due 5/15/30	20,000	20,091
6.625%, due 5/15/32	40,000	40,116
		457,673
Insurance — 0.7%
Acrisure LLC / Acrisure Finance, Inc.
7.500%, due 11/6/30	60,000	61,010
8.500%, due 6/15/29	155,000	159,273
Global Atlantic Fin Co.
4.700%, (5 Year US CMT T-Note + 3.80%), due 10/15/51(a)	130,000	124,695
Ryan Specialty LLC
5.875%, due 8/1/32	83,000	82,723
		427,701
Internet — 2.3%
Arches Buyer, Inc.
6.125%, due 12/1/28	382,000	336,209
Cogent Communications Group LLC
3.500%, due 5/1/26	120,000	116,640
7.000%, due 6/15/27	200,000	202,122
Go Daddy Operating Co LLC / GD Finance Co., Inc.
3.500%, due 3/1/29	257,000	237,183
Match Group Holdings II LLC
4.125%, due 8/1/30	214,000	194,590
5.625%, due 2/15/29	96,000	94,719
Rakuten Group, Inc., (Japan)
9.750%, due 4/15/29	275,000	297,413
		1,478,876
Investment Companies — 0.5%
Antares Holdings LP, (Canada)
6.500%, due 2/8/29	73,000	72,694
7.950%, due 8/11/28	50,000	52,177
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.375%, due 2/1/29	96,000	80,083
6.250%, due 5/15/26	90,000	88,460
		293,414
Iron/Steel — 0.9%
Mineral Resources Ltd., (Australia)
9.250%, due 10/1/28	358,000	376,894
TMS International Corp.
6.250%, due 4/15/29	197,000	190,594
		567,488

See notes to financial statements.

Schedule of Investments — NYLI MacKay ESG High Income ETF (continued)

October 31, 2024 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)
Leisure Time — 1.9%
Acushnet Co.
7.375%, due 10/15/28	$75,000	$78,209
Carnival Corp.
5.750%, due 3/1/27	215,000	215,644
6.000%, due 5/1/29	376,000	376,615
NCL Corp., Ltd.
5.875%, due 2/15/27	119,000	118,877
6.250%, due 3/1/30	250,000	247,275
Royal Caribbean Cruises Ltd.
6.000%, due 2/1/33	150,000	150,921
		1,187,541
Lodging — 1.2%
Boyd Gaming Corp.
4.750%, due 12/1/27	317,000	311,037
Hilton Domestic Operating Co., Inc.
4.000%, due 5/1/31	412,000	375,296
Station Casinos LLC
4.625%, due 12/1/31	98,000	89,051
		775,384
Machinery-Construction & Mining — 0.2%
Terex Corp.
6.250%, due 10/15/32	150,000	149,304

Machinery-Diversified — 0.9%
Chart Industries, Inc.
7.500%, due 1/1/30	274,000	284,982
TK Elevator U.S. Newco, Inc., (Germany)
5.250%, due 7/15/27	323,000	317,712
		602,694
Media — 9.5%
Cable One, Inc.
4.000%, due 11/15/30(b)	301,000	237,230
CCO Holdings LLC / CCO Holdings Capital Corp.
4.250%, due 2/1/31	274,000	237,774
4.250%, due 1/15/34	188,000	150,195
4.500%, due 8/15/30	306,000	273,300
4.500%, due 5/1/32	269,000	228,862
4.750%, due 3/1/30	400,000	363,868
CSC Holdings LLC
5.500%, due 4/15/27	176,000	156,645
5.750%, due 1/15/30	285,000	150,125
6.500%, due 2/1/29	600,000	507,185
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
5.875%, due 8/15/27	246,000	236,855
DISH DBS Corp.
5.750%, due 12/1/28	80,000	69,897
5.875%, due 11/15/24	120,000	119,102
7.375%, due 7/1/28	245,000	179,503
DISH Network Corp.
11.750%, due 11/15/27	346,000	364,206
Nexstar Media, Inc.
4.750%, due 11/1/28	413,000	388,274

	Principal Amount	Value
Corporate Bonds (continued)
Media (continued)
Paramount Global
6.250%, due 2/28/57	$200,000	$179,523
6.875%, due 4/30/36	255,000	254,354
Sirius XM Radio, Inc.
3.875%, due 9/1/31	84,000	72,184
4.000%, due 7/15/28	242,000	226,093
4.125%, due 7/1/30	90,000	80,520
Sunrise FinCo I BV, (Netherlands)
4.875%, due 7/15/31	304,000	278,160
TEGNA, Inc.
4.625%, due 3/15/28	95,000	89,207
Univision Communications, Inc.
4.500%, due 5/1/29	199,000	176,666
6.625%, due 6/1/27	148,000	146,840
Virgin Media Finance PLC, (United Kingdom)
5.000%, due 7/15/30	98,000	84,246
Virgin Media Secured Finance PLC (United Kingdom)
5.500%, due 5/15/29	165,000	156,046
Virgin Media Vendor Financing Notes IV DAC, (United Kingdom)
5.000%, due 7/15/28	79,000	75,718
VZ Secured Financing BV, (Netherlands)
5.000%, due 1/15/32	359,000	322,273
Ziggo Bond Co. BV, (Netherlands)
5.125%, due 2/28/30	333,000	301,401
		6,106,252
Mining — 0.8%
Compass Minerals International, Inc.
6.750%, due 12/1/27(b)	313,000	308,522
Novelis Corp.
4.750%, due 1/30/30	187,000	175,193
		483,715
Miscellaneous Manufacturing — 0.2%
Hillenbrand, Inc.
6.250%, due 2/15/29	150,000	150,566

Oil & Gas — 5.4%
Aethon United BR LP / Aethon United Finance Corp.
7.500%, due 10/1/29	300,000	302,080
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
5.875%, due 6/30/29	227,000	219,291
6.625%, due 10/15/32	70,000	69,336
8.250%, due 12/31/28	170,000	173,461
Borr IHC Ltd. / Borr Finance LLC, (Mexico)
10.000%, due 11/15/28	120,427	123,150
CNX Resources Corp.
6.000%, due 1/15/29	88,000	87,252
Encino Acquisition Partners Holdings LLC
8.750%, due 5/1/31	225,000	230,961
Hilcorp Energy I LP / Hilcorp Finance Co.
6.875%, due 5/15/34	49,000	46,904
7.250%, due 2/15/35	145,000	142,238

See notes to financial statements.

Schedule of Investments — NYLI MacKay ESG High Income ETF (continued)

October 31, 2024 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)
Oil & Gas (continued)
Moss Creek Resources Holdings, Inc.
8.250%, due 9/1/31	$385,000	$377,222
Nabors Industries, Inc.
7.375%, due 5/15/27	410,000	410,304
8.875%, due 8/15/31	95,000	89,815
Patterson-UTI Energy, Inc.
7.150%, due 10/1/33	256,000	270,765
Range Resources Corp.
4.750%, due 2/15/30	76,000	71,553
Sitio Royalties Operating Partnership LP / Sitio Finance Corp.
7.875%, due 11/1/28	171,000	177,513
SM Energy Co.
7.000%, due 8/1/32	160,000	158,703
Transocean Titan Financing Ltd.
8.375%, due 2/1/28	151,000	155,364
Transocean, Inc.
8.250%, due 5/15/29	197,000	197,908
8.500%, due 5/15/31	135,000	136,036
		3,439,856
Packaging & Containers — 1.5%
Ball Corp.
6.000%, due 6/15/29	210,000	213,287
Cascades, Inc. / Cascades USA, Inc. (Canada)
5.375%, due 1/15/28	160,000	157,406
Crown Americas LLC
5.250%, due 4/1/30	406,000	399,323
Sealed Air Corp/Sealed Air Corp. U.S.
6.125%, due 2/1/28	25,000	25,266
7.250%, due 2/15/31	180,000	186,881
		982,163
Pharmaceuticals — 1.9%
1375209 BC Ltd., (Canada)
9.000%, due 1/30/28	110,000	109,798
Bausch Health Cos., Inc.
4.875%, due 6/1/28	85,000	65,680
5.500%, due 11/1/25	152,000	149,170
Elanco Animal Health, Inc.
6.650%, due 8/28/28	193,000	197,654
Endo Finance Holdings, Inc.
8.500%, due 4/15/31	220,000	235,229
Owens & Minor, Inc.
6.625%, due 4/1/30	160,000	152,714
PRA Health Sciences, Inc.
2.875%, due 7/15/26	200,000	193,003
Viatris, Inc.
2.300%, due 6/22/27	100,000	93,231
		1,196,479
Pipelines — 3.1%
DT Midstream, Inc.
4.125%, due 6/15/29	140,000	131,468
EQM Midstream Partners LP
4.750%, due 1/15/31	90,000	85,555
5.500%, due 7/15/28	80,000	79,403
7.500%, due 6/1/30	58,000	62,374

	Principal Amount	Value
Corporate Bonds (continued)
Pipelines (continued)
Genesis Energy LP / Genesis Energy Finance Corp.
7.750%, due 2/1/28	$220,000	$222,220
Hess Midstream Operations LP
6.500%, due 6/1/29	130,000	132,157
Howard Midstream Energy Partners LLC
7.375%, due 7/15/32	125,000	127,529
8.875%, due 7/15/28	165,000	174,085
NGPL PipeCo LLC
7.768%, due 12/15/37	125,000	141,852
Venture Global LNG, Inc.
7.000%, due 1/15/30	132,000	132,815
8.375%, due 6/1/31	537,000	557,774
9.000%, (5 Year US CMT T-Note + 5.44%), due 3/30/73(a)	170,000	169,987
		2,017,219
REITS — 3.9%
Iron Mountain Information Management Services, Inc.
5.000%, due 7/15/32	95,000	89,537
Iron Mountain, Inc.
4.500%, due 2/15/31	221,000	205,206
5.250%, due 7/15/30	91,000	87,985
5.625%, due 7/15/32	211,000	204,690
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer
4.875%, due 5/15/29	337,000	320,991
7.000%, due 2/1/30	100,000	102,439
RHP Hotel Properties LP / RHP Finance Corp.
7.250%, due 7/15/28	175,000	181,513
SBA Communications Corp.
3.125%, due 2/1/29	189,000	171,998
Service Properties Trust
8.625%, due 11/15/31	110,000	116,250
8.875%, due 6/15/32	325,000	302,197
Starwood Property Trust, Inc.
6.000%, due 4/15/30	175,000	171,539
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC
10.500%, due 2/15/28	432,000	460,153
XHR LP
4.875%, due 6/1/29	84,000	78,847
		2,493,345
Retail — 3.6%
Arko Corp.
5.125%, due 11/15/29	101,000	93,039
Asbury Automotive Group, Inc.
4.750%, due 3/1/30	276,000	259,730
Bath & Body Works, Inc.
6.950%, due 3/1/33	192,000	190,377
Group 1 Automotive, Inc.
4.000%, due 8/15/28	148,000	138,949
6.375%, due 1/15/30	48,000	48,215
LCM Investments Holdings II LLC
4.875%, due 5/1/29	197,000	186,152
8.250%, due 8/1/31	110,000	114,883

See notes to financial statements.

Schedule of Investments — NYLI MacKay ESG High Income ETF (continued)

October 31, 2024 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)
Retail (continued)
Lithia Motors, Inc.
3.875%, due 6/1/29	$35,000	$32,120
4.375%, due 1/15/31	307,000	280,917
Macy’s Retail Holdings LLC
5.875%, due 4/1/29	39,000	38,108
6.125%, due 3/15/32	138,000	131,853
Michaels Cos., Inc. (The)
5.250%, due 5/1/28	60,000	43,175
7.875%, due 5/1/29	84,000	44,299
Nordstrom, Inc.
4.375%, due 4/1/30	33,000	29,913
5.000%, due 1/15/44	105,000	79,003
QVC, Inc.
5.450%, due 8/15/34	50,000	32,844
Sally Holdings LLC / Sally Capital, Inc.
6.750%, due 3/1/32	186,000	188,318
Staples, Inc.
10.750%, due 9/1/29	100,000	96,698
Victoria’s Secret & Co.
4.625%, due 7/15/29	125,000	110,159
Victra Holdings LLC / Victra Finance Corp.
8.750%, due 9/15/29	85,000	88,734
Walgreens Boots Alliance, Inc.
8.125%, due 8/15/29	65,000	64,605
		2,292,091
Semiconductors — 0.4%
Entegris, Inc.
3.625%, due 5/1/29	131,000	119,869
4.375%, due 4/15/28	163,000	155,839
		275,708
Software — 2.3%
Cloud Software Group, Inc.
6.500%, due 3/31/29	486,000	474,610
8.250%, due 6/30/32	435,000	447,114
9.000%, due 9/30/29	165,000	164,985
Open Text Corp., (Canada)
3.875%, due 12/1/29	269,000	245,411
PTC, Inc.
3.625%, due 2/15/25	157,000	156,083
		1,488,203
Telecommunications — 3.6%
Altice Financing SA, (Luxembourg)
5.000%, due 1/15/28	57,000	48,202
5.750%, due 8/15/29	347,000	284,583
Altice France SA, (France)
5.500%, due 1/15/28	538,000	417,489
CommScope LLC
4.750%, due 9/1/29	156,000	133,380
8.250%, due 3/1/27	90,000	85,224
Iliad Holding SASU, (France)
8.500%, due 4/15/31	215,000	229,033
Level 3 Financing, Inc.
3.750%, due 7/15/29	126,000	92,101
10.500%, due 5/15/30	155,000	169,531
Optics Bidco SpA, (Italy)
7.721%, due 6/4/38	232,000	246,101

	Principal Amount	Value
Corporate Bonds (continued)
Telecommunications (continued)
Vmed O2 UK Financing I PLC (United Kingdom)
4.750%, due 7/15/31	$329,000	$284,924
Vodafone Group PLC, (United Kingdom)
7.000%, (USD 5 Year Swap + 4.87%), due 4/4/79(a)	226,000	236,715
Windstream Services LLC / Windstream Escrow Finance Corp.
8.250%, due 10/1/31	90,000	91,125
		2,318,408
Transportation — 0.7%
First Student Bidco, Inc. / First Transit Parent, Inc.
4.000%, due 7/31/29	258,000	237,505
Genesee & Wyoming, Inc.
6.250%, due 4/15/32	205,000	206,791
		444,296
Total Corporate Bonds
(Cost $58,362,983)		60,241,462

	Shares
Short-Term Investments — 5.0%
Money Market Funds — 5.0%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 4.75%(c)	2,057,327	2,057,327
Dreyfus Government Cash Management Fund, Institutional Shares, 4.76%(c)(d)	1,119,464	1,119,464

Total Short-Term Investments
(Cost $3,176,791)		3,176,791

Total Investments — 99.8% (Cost $62,158,674)		64,033,451
Other Assets and Liabilities, Net — 0.2%		106,310
Net Assets — 100.0%		$64,139,761

__________

(a)Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of October 31, 2024.

(b)All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $1,202,400; total market value of collateral held by the Fund was $1,261,564. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $142,100.

(c)Reflects the 7-day yield at October 31, 2024.

(d)Represents security purchased with cash collateral received for securities on loan.

Abbreviations
CMT	- Constant Maturity Treasury Index
SOFR	- Secured Financing Overnight Rate

See notes to financial statements.

Schedule of Investments — NYLI MacKay ESG High Income ETF (continued)

October 31, 2024 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2024. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(e)
Bank Loans	$—	$615,198	$—	$615,198
Corporate Bonds	—	60,241,462	—	60,241,462
Short-Term Investments:
Money Market Funds	3,176,791	—	—	3,176,791
Total Investments in Securities	$3,176,791	$60,856,660	$—	$64,033,451

(e)For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended October 31, 2024 the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedule of Investments — NYLI MacKay Securitized Income ETF

October 31, 2024 (unaudited)

	Principal Amount	Value
Long-Term Bonds — 97.0%
Collateralized Mortgage Obligations — 15.7%
Mortgage Securities — 15.7%
Agate Bay Mortgage Trust
Series 2015-5 B3, 3.576%, due 7/25/45(a)(b)	$35,503	$28,663
Alternative Loan Trust
Series 2005-IM1 A1, 5.452%, (TSFR1M + 0.71%), due 1/25/36(a)	142,476	129,890
Banc of America Alternative Loan Trust
Series 2005-11 1CB5, 5.500%, due 12/25/35	42,518	36,833
Banc of America Funding Trust
Series 2006-I 6A1, 5.254%, (TSFR1M + 0.49%), due 12/20/46(a)	38,469	30,727
Banc of America Mortgage Trust
Series 2005-A 2A3, 4.939%, due 2/25/35(a)(b)	18,335	17,686
Chase Mortgage Finance Trust
Series 2005-S3 A14, 5.500%, due 11/25/35	50,716	36,235
Chevy Chase Funding LLC Mortgage-Backed Certificates
Series 2005-AA A2, 5.102%, (TSFR1M + 0.36%), due 1/25/36(a)	26,794	24,818
CHL Mortgage Pass-Through Trust
Series 2005-9 1A1, 5.452%, (TSFR1M + 0.71%), due 5/25/35(a)	70,466	58,743
CIM Trust
Series 2021-J2 AIOS, 0.210%, due 4/25/51(a)(b)(c)	1,603,292	18,638
Series 2021-J3 A31, 2.500%, due 6/25/51(a)(b)	119,699	95,712
Connecticut Avenue Securities Trust
Series 2020-R02 2B1, 7.971%, (SOFR30A + 3.11%), due 1/25/40(a)	915,000	934,444
Series 2020-SBT1 1B1, 11.721%, (SOFR30A + 6.86%), due 2/25/40(a)	715,000	771,251
Series 2020-SBT1 1M2, 8.621%, (SOFR30A + 3.76%), due 2/25/40(a)	205,000	216,366
Series 2020-SBT1 2B1, 11.571%, (SOFR30A + 6.71%), due 2/25/40(a)	775,000	832,350
Series 2020-SBT1 2M2, 8.621%, (SOFR30A + 3.76%), due 2/25/40(a)	620,000	655,073
Series 2021-R01 1B2, 10.857%, (SOFR30A + 6.00%), due 10/25/41(a)	570,000	599,106
Series 2022-R03 1B2, 14.707%, (SOFR30A + 9.85%), due 3/25/42(a)	550,000	618,000
Series 2022-R05 2B2, 11.857%, (SOFR30A + 7.00%), due 4/25/42(a)	630,000	686,177
Series 2022-R08 1B1, 10.457%, (SOFR30A + 5.60%), due 7/25/42(a)	95,000	103,816
Series 2024-R02 1B1, 7.357%, (SOFR30A + 2.50%), due 2/25/44(a)	65,000	66,326
CSMC
Series 2021-NQM2 A1, 1.179%, due 2/25/66(a)(b)	136,302	120,306
Series 2021-NQM4 A2, 1.409%, due 5/25/66(a)(b)	86,475	73,255
CSMC Trust
Series 2017-RPL1 B3, 2.978%, due 7/25/57(a)(b)	945,000	476,842

	Principal Amount	Value
Collateralized Mortgage Obligations (continued)
Mortgage Securities (continued)
Fannie Mae REMICS
Series 2020-23 PS, 1.079%, (SOFR30A + 5.94%), due 2/25/50(a)(c)	$73,438	$8,767
Series 2021-81 SA, (SOFR30A + 2.60%), due 12/25/51(a)(c)	342,742	2,510
Series 2021-85 BI, 3.000%, due 12/25/51(c)	110,467	18,576
Series 2021-91 HI, 3.000%, due 1/25/52(c)	111,610	13,545
Flagstar Mortgage Trust
Series 2021-6INV A18, 2.500%, due 8/25/51(a)(b)	150,651	120,462
Series 2021-9INV A7, 2.500%, due 9/25/41(a)(b)	1,172,675	1,024,249
Freddie Mac REMICS
Series 2021-5094 IP, 3.000%, due 4/25/51(c)	531,154	86,007
Series 2021-5152 BI, 3.000%, due 7/25/50(c)	92,191	15,730
Series 2022-5205 KI, 3.000%, due 12/25/48(c)	68,030	7,747
Galton Funding Mortgage Trust
Series 2018-2 A51, 4.500%, due 10/25/58(a)(b)	36,131	34,331
Government National Mortgage Association
Series 2020-149 IQ, 2.500%, due 10/20/50(c)	146,129	19,595
Series 2020-166 IC, 2.000%, due 11/20/50(c)	66,982	6,592
Series 2020-183 HT, 0.880%, (SOFR30A + 5.77%), due 12/20/50(a)(c)	126,707	14,793
Series 2020-188 GI, 2.000%, due 12/20/50(c)	1,109,681	130,961
Series 2020-188 IO, 2.000%, due 12/20/50(c)	96,816	10,656
Series 2020-189 NS, 1.426%, (TSFR1M + 6.19%), due 12/20/50(a)(c)	132,453	19,782
Series 2020-96 CS, 1.226%, (TSFR1M + 5.99%), due 8/20/49(a)(c)	245,982	29,342
Series 2021-177 IM, 3.000%, due 10/20/51(c)	103,721	15,944
Series 2021-213 ES, (SOFR30A + 1.70%), due 12/20/51(a)(c)	395,698	229
Series 2021-30 HI, 2.000%, due 2/20/51(c)	206,313	20,538
Series 2021-44 IQ, 3.000%, due 3/20/51(c)	667,301	105,741
Series 2021-50 KI, 2.500%, due 1/20/48(c)	190,824	17,720
Series 2021-56 FE, 2.500%, (SOFR30A + 0.20%), due 10/20/50(a)(c)	133,073	15,806
Series 2021-96 NS, 1.426%, (TSFR1M + 6.19%), due 6/20/51(a)(c)	139,179	19,007
Series 2021-96 SN, 1.426%, (TSFR1M + 6.19%), due 6/20/51(a)(c)	167,971	20,696

See notes to financial statements.

Schedule of Investments — NYLI MacKay Securitized Income ETF (continued)

October 31, 2024 (unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations (continued)
Mortgage Securities (continued)
Series 2021-97 SD, (SOFR30A + 2.60%), due 6/20/51(a)(c)	$392,106	$2,617
Series 2022-182 IO, 3.000%, due 10/20/45(c)	333,226	47,388
Series 2022-190 HS, 1.176%, (TSFR1M + 5.94%), due 2/20/50(a)(c)	344,831	41,366
Series 2022-207 IO, 3.000%, due 8/20/51(c)	82,793	12,911
Series 2023-37 IB, 2.500%, due 10/20/50(c)	689,218	92,331
GS Mortage-Backed Securities Trust
Series 2020-PJ1 A1, 3.500%, due 5/25/50(a)(b)	331,018	293,076
GS Mortgage-Backed Securities Corp. Trust
Series 2022-PJ4 A4, 2.500%, due 9/25/52(a)(b)	1,709,044	1,378,231
HarborView Mortgage Loan Trust
Series 2005-2 2A1A, 5.314%, (TSFR1M + 0.55%), due 5/19/35(a)	70,325	66,613
IndyMac INDX Mortgage Loan Trust
Series 2005-AR12 2A1A, 5.332%, (TSFR1M + 0.59%), due 7/25/35(a)	74,624	67,964
J.P. Morgan Mortgage Trust
Series 2019-8 A11, 5.702%, (TSFR1M + 0.96%), due 3/25/50(a)	12,999	12,327
Series 2021-11 A3, 2.500%, due 1/25/52(a)(b)	1,470,955	1,188,140
Series 2021-12 A3, 2.500%, due 2/25/52(a)(b)	2,697,971	2,179,243
Series 2022-1 A3, 2.500%, due 7/25/52(a)(b)	799,792	648,738
Series 2024-INV1 A4, 6.000%, due 4/25/55(a)(b)	780,000	779,629
Mello Mortgage Capital Acceptance
Series 2021-MTG1 A19, 2.500%, due 4/25/51(a)(b)	112,557	89,864
Merrill Lynch Mortgage Investors Trust
Series 2004-F B1, 6.238%, due 12/25/29(a)(b)	71,498	62,036
Mill City Mortgage Loan Trust
Series 2018-4 B4, 3.447%, due 4/25/66(a)(b)	414,516	259,571
Multifamily Connecticut Avenue Securities Trust
Series 2019-01 B10, 10.471%, (SOFR30A + 5.61%), due 10/25/49(a)	435,000	443,415
Series 2023-01 M10, 11.357%, (SOFR30A + 6.50%), due 11/25/53(a)	560,000	628,791
Series 2024-01 B1, 11.607%, (SOFR30A + 6.75%), due 7/25/54(a)	400,000	416,887
OBX Trust
Series 2019-INV2 A5, 4.000%, due 5/27/49(a)(b)	38,279	35,312
Series 2022-J1 A14, 2.500%, due 2/25/52(a)(b)	87,602	69,936

	Principal Amount	Value
Collateralized Mortgage Obligations (continued)
Mortgage Securities (continued)
Provident Funding Mortgage Trust
Series 2021-INV1 B2, 2.781%, due 8/25/51(a)(b)	$617,668	$503,299
RALI Trust
Series 2005-QO3 A1, 5.652%, (TSFR1M + 0.91%), due 10/25/45(a)	92,969	73,664
Series 2007-QO3 A1, 5.172%, (TSFR1M + 0.43%), due 3/25/47(a)	87,758	79,041
RCKT Mortgage Trust
Series 2021-5 A1, 2.500%, due 11/25/51(a)(b)	4,558,800	3,693,695
Sequoia Mortgage Trust
Series 2004-3 A, 5.344%, (TSFR6M + 0.93%), due 5/20/34(a)	2,490	2,514
Series 2021-4 AIO1, 0.166%, due 6/25/51(a)(b)(c)	5,118,171	47,392
STACR Trust
Series 2018-HRP1 B2, 16.721%, (SOFR30A + 11.86%), due 5/25/43(a)	573,512	696,817
Series 2018-HRP2 B2, 15.471%, (SOFR30A + 10.61%), due 2/25/47(a)	555,000	676,116
Thornburg Mortgage Securities Trust
Series 2004-3 A, 5.592%, (TSFR1M + 0.85%), due 9/25/34(a)	89,250	81,896
Towd Point Mortgage Trust
Series 2017-4 B5, 3.678%, due 6/25/57(a)(b)	249,771	157,435
Series 2018-2 B5, 3.805%, due 3/25/58(a)(b)	1,202,388	525,829
Series 2019-1 B2, 3.787%, due 3/25/58(a)(b)	815,000	641,488
WaMu Mortgage Pass-Through Certificates Trust
Series 2002-AR17 1A, 6.261%, (Federal Reserve US 12 mo. Cumulative Avg 1 yr. CMT + 1.20%), due 11/25/42(a)	23,512	22,164
Series 2004-AR12 A2B, 5.772%, (TSFR1M + 1.03%), due 10/25/44(a)	59,589	57,255
Series 2004-AR8 A1, 5.692%, (TSFR1M + 0.95%), due 6/25/44(a)	94,089	88,544
Series 2005-AR16 1A1, 4.794%, due 12/25/35(a)(b)	67,806	61,120
Series 2005-AR6 2A1A, 5.312%, (TSFR1M + 0.57%), due 4/25/45(a)	62,450	62,296
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-8 2CB3, 5.262%, (TSFR1M + 0.52%), due 10/25/35(a)	34,789	32,228
		24,729,762
Total Collateralized Mortgage Obligations
(Cost $24,649,026)		24,729,762

Commercial Asset-Backed Securities — 12.5%
Asset Backed Securities — 12.5%
Ally Bank Auto Credit-Linked Notes
Series 2024-B G, 11.395%, due 9/15/32	800,000	799,636

See notes to financial statements.

Schedule of Investments — NYLI MacKay Securitized Income ETF (continued)

October 31, 2024 (unaudited)

	Principal Amount	Value
Commercial Asset-Backed Securities (continued)
Asset Backed Securities (continued)
AmeriCredit Automobile Receivables Trust
Series 2021-1 C, 0.890%, due 10/19/26	$30,059	$29,671
Ares Direct Lending CLO 3 LLC
Series 2024-3A A2, 0.010%, (TSFR3M + 1.75%), due 1/20/37(a)	250,000	250,043
Bayview Opportunity Master Fund VII LLC
Series 2024-EDU1 D, 7.607%, (SOFR30A + 2.75%), due 6/25/47(a)	66,397	67,146
Bridgecrest Lending Auto Securitization Trust
Series 2023-1 D, 7.840%, due 8/15/29	1,260,000	1,329,831
Series 2024-1 C, 5.650%, due 4/16/29	250,000	252,332
Series 2024-1 D, 6.030%, due 11/15/29	780,000	792,262
Carmax Auto Owner Trust
Series 2024-3 C, 5.280%, due 3/15/30	485,000	489,498
CarMax Auto Owner Trust
Series 2024-1 C, 5.470%, due 8/15/29	80,000	80,598
CF Hippolyta Issuer LLC
Series 2020-1 A2, 1.990%, due 7/15/60	396,624	355,565
Series 2020-1 B1, 2.280%, due 7/15/60	422,742	406,574
Series 2021-1A B1, 1.980%, due 3/15/61	438,238	404,357
Drive Auto Receivables Trust
Series 2024-1 C, 5.430%, due 11/17/31	75,000	75,387
Series 2024-2 D, 4.940%, due 5/17/32	705,000	692,737
DT Auto Owner Trust
Series 2021-2A E, 2.970%, due 7/17/28	1,300,000	1,272,374
Series 2021-4A D, 1.990%, due 9/15/27	450,000	434,138
Exeter Automobile Receivables Trust
Series 2022-1A E, 5.020%, due 10/15/29	135,000	130,145
Series 2022-2A E, 6.340%, due 10/15/29	420,000	413,896
Series 2022-3A E, 9.090%, due 1/15/30	375,000	372,879
Series 2022-5A E, 10.450%, due 4/15/30	735,000	788,044
Series 2023-2A D, 6.320%, due 8/15/29	75,000	76,245
First Investors Auto Owner Trust
Series 2023-1A D, 7.740%, due 1/15/31	285,000	301,217
Flagship Credit Auto Trust
Series 2020-1 D, 2.480%, due 3/16/26	37,779	37,528
Series 2020-3 D, 2.500%, due 9/15/26	80,000	78,836
Series 2021-1 D, 1.270%, due 3/15/27	180,000	173,421
Series 2021-2 D, 1.590%, due 6/15/27	100,000	94,758
Series 2021-2 E, 3.160%, due 9/15/28	410,000	379,888
Series 2021-3 D, 1.650%, due 9/15/27	514,000	484,615
Series 2021-4 C, 1.960%, due 12/15/27	40,000	38,700
Series 2022-1 D, 3.640%, due 3/15/28	335,000	321,998
Series 2022-2 D, 5.800%, due 4/17/28	615,000	569,516
Series 2024-1 C, 5.790%, due 2/15/30	345,000	350,934
Series 2024-1 D, 6.300%, due 4/15/30	900,000	907,191
Ford Credit Auto Owner Trust
Series 2021-2 C, 2.110%, due 5/15/34	100,000	93,677
GLS Auto Receivables Issuer Trust
Series 2021-4A D, 2.480%, due 10/15/27	100,000	97,133
Series 2024-2A D, 6.190%, due 2/15/30	700,000	712,467
Series 2024-3A D, 5.530%, due 2/18/31	340,000	339,028

	Principal Amount	Value
Commercial Asset-Backed Securities (continued)
Asset Backed Securities (continued)
GM Financial Revolving Receivables Trust
Series 2021-1 A, 1.170%, due 6/12/34	$70,000	$65,633
GMF Floorplan Owner Revolving Trust
Series 2023-2 A, 5.340%, due 6/15/30	100,000	101,909
Hertz Vehicle Financing LLC
Series 2021-1A C, 2.050%, due 12/26/25	33,333	33,149
Hilton Grand Vacations Trust
Series 2019-AA B, 2.540%, due 7/25/33	35,109	34,097
Huntington Bank Auto Credit-Linked Notes
Series 2024-1 D, 10.140%, (SOFR30A + 5.25%), due 5/20/32(a)	497,683	506,776
Hyundai Auto Receivables Trust
Series 2024-B C, 5.290%, due 10/15/31	210,000	211,387
LAD Auto Receivables Trust
Series 2024-1A D, 6.150%, due 6/16/31	100,000	101,661
Series 2024-2A D, 6.370%, due 10/15/31	430,000	436,259
Series 2024-3A D, 5.180%, due 2/17/32	380,000	378,061
Long Beach Mortgage Loan Trust
Series 2004-3 M1, 5.707%, (TSFR1M + 0.97%), due 7/25/34(a)	112,192	108,855
Navient Private Education Refi Loan Trust
Series 2021-A A, 0.840%, due 5/15/69	31,129	27,975
Series 2021-BA A, 0.940%, due 7/15/69	63,271	56,620
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1 A1, 1.910%, due 10/20/61	495,000	452,299
Series 2021-1 B1, 2.410%, due 10/20/61	525,000	464,815
Owl Rock CLO XX LLC, (Cayman Islands)
Series 2024-20A C, 0.010%, (TSFR3M + 2.10%), due 10/24/34(a)	250,000	250,047
Silver Point Scf CLO I Ltd.
Series 2021-1A A2R, 6.798%, (TSFR3M + 1.95%), due 10/15/36(a)	250,000	250,383
Stifel SBA IO Trust
Series 2024-1A A2, 1.268%, due 6/25/50(a)(b)(c)	4,499,003	173,633
Structured Asset Investment Loan Trust
Series 2004-8 A6, 5.652%, (TSFR1M + 0.91%), due 9/25/34(a)	107,467	104,319
Subway Funding LLC
Series 2024-1A A23, 6.505%, due 7/30/54	790,000	801,548
Toyota Auto Loan Extended Note Trust
Series 2023-1A A, 4.930%, due 6/25/36	100,000	100,966
Wendy’s Funding LLC
Series 2021-1A A2II, 2.775%, due 6/15/51	96,750	82,413

See notes to financial statements.

Schedule of Investments — NYLI MacKay Securitized Income ETF (continued)

October 31, 2024 (unaudited)

	Principal Amount	Value
Commercial Asset-Backed Securities (continued)
Asset Backed Securities (continued)
Westlake Automobile Receivables Trust
Series 2024-1A C, 5.650%, due 2/15/29	$100,000	$101,185
Series 2024-3A D, 5.210%, due 4/15/30	400,000	397,637
		19,735,892
Total Commercial Asset-Backed Securities
(Cost $19,614,243)		19,735,892

Commercial Mortgage-Backed Securities — 20.0%
Mortgage Securities — 20.0%
Alen Mortgage Trust
Series 2021-ACEN A, 6.068%, (TSFR1M + 1.26%), due 4/15/34(a)	520,000	471,900
Ashford Hospitality Trust
Series 2018-KEYS C, 6.951%, (TSFR1M + 2.15%), due 6/15/35(a)	100,000	98,694
Bank
Series 2019-BN19 B, 3.647%, due 8/15/61	80,000	66,552
Series 2019-BN19 C, 4.027%, due 8/15/61(a)(b)	915,000	722,438
BANK
Series 2017-BNK4 C, 4.372%, due 5/15/50(a)(b)	90,000	75,139
Series 2017-BNK7 C, 3.983%, due 9/15/60(a)(b)	175,000	150,253
Series 2019-BN20 C, 3.646%, due 9/15/62(a)(b)	100,000	75,219
Series 2020-BN25 D, 2.500%, due 1/15/63	395,000	280,730
Series 2021-BN35 AS, 2.457%, due 6/15/64	1,360,000	1,130,423
Series 2022-BNK39 AS, 3.181%, due 2/15/55	705,000	605,740
Series 2023-BNK46 A4, 5.745%, due 8/15/56	1,560,000	1,628,987
Bank of America Merrill Lynch Commercial Mortgage Trust
Series 2016-UB10 D, 3.000%, due 7/15/49	700,000	603,448
Bayview Commercial Asset Trust
Series 2007-1 A1, 5.182%, (TSFR1M + 0.44%), due 3/25/37(a)	48,945	46,329
Series 2007-2A M1, 5.407%, (TSFR1M + 0.67%), due 7/25/37(a)	54,056	49,661
BBCMS Mortgage Trust
Series 2018-TALL A, 5.723%, (TSFR1M + 0.92%), due 3/15/37(a)	475,000	446,500
Series 2018-TALL C, 6.122%, (TSFR1M + 1.32%), due 3/15/37(a)	325,000	279,500
Series 2018-TALL D, 6.450%, (TSFR1M + 1.65%), due 3/15/37(a)	135,000	110,700
Series 2022-C16 D, 2.500%, due 6/15/55(a)(b)	815,000	490,392
Series 2024-C24 AS, 5.867%, due 2/15/57	70,000	71,660
Benchmark Mortgage Trust
Series 2018-B1 C, 4.205%, due 1/15/51(a)(b)	814,000	668,563

	Principal Amount	Value
Commercial Mortgage-Backed Securities (continued)
Mortgage Securities (continued)
Series 2018-B6 D, 3.089%, due 10/10/51(a)(b)	$605,000	$446,825
Series 2019-B11 A5, 3.542%, due 5/15/52	225,000	207,619
Series 2019-B14 C, 3.772%, due 12/15/62(a)(b)	985,000	746,593
Series 2019-B15 C, 3.720%, due 12/15/72(a)(b)	70,000	53,721
Series 2020-B17 C, 3.371%, due 3/15/53(a)(b)	845,000	621,201
BMO Mortgage Trust
Series 2022-C1 111A, 3.269%, due 2/17/55(a)(b)	450,000	381,197
BWAY Mortgage Trust
Series 2013-1515 C, 3.446%, due 3/10/33	285,000	264,232
BX Commercial Mortgage Trust
Series 2020-VIVA D, 3.549%, due 3/11/44(a)(b)	100,000	87,730
Series 2021-VOLT C, 6.018%, (TSFR1M + 1.21%), due 9/15/36(a)	450,000	446,344
Series 2022-CSMO D, 9.141%, (TSFR1M + 4.34%), due 6/15/27(a)	100,000	100,624
Series 2024-BRBK D, 10.971%, (TSFR1M + 5.97%), due 10/15/41(a)	275,000	274,022
BX Trust
Series 2019-OC11 B, 3.605%, due 12/9/41	40,000	36,479
Series 2019-OC11 D, 3.944%, due 12/9/41(a)(b)	500,000	452,991
Series 2021-RISE C, 6.368%, (TSFR1M + 1.56%), due 11/15/36(a)	84,533	83,320
Series 2024-BIO C, 7.444%, (TSFR1M + 2.64%), due 2/15/41(a)	575,000	566,195
CAMB Commercial Mortgage Trust
Series 2021-CX2 D, 2.771%, due 11/10/46(a)(b)	500,000	371,746
CD Mortgage Trust
Series 2017-CD4 C, 4.350%, due 5/10/50(a)(b)	495,000	440,092
Series 2017-CD4 D, 3.300%, due 5/10/50	90,000	72,530
Citigroup Commercial Mortgage Trust
Series 2015-GC29 AS, 3.457%, due 4/10/48	300,000	295,589
Series 2015-GC35 AS, 4.072%, due 11/10/48(a)(b)	355,000	332,137
Series 2018-B2 D, 3.152%, due 3/10/51(a)(b)	1,070,000	767,516
COMM Mortgage Trust
Series 2012-CR4 AM, 3.251%, due 10/15/45	300,000	264,229
Series 2012-LC4 C, 5.304%, due 12/10/44(a)(b)	500,000	444,470
Series 2014-CR15 D, 3.975%, due 2/10/47(a)(b)	262,000	237,766
Series 2014-CR20 AM, 3.938%, due 11/10/47	390,000	382,310

See notes to financial statements.

Schedule of Investments — NYLI MacKay Securitized Income ETF (continued)

October 31, 2024 (unaudited)

	Principal Amount	Value
Commercial Mortgage-Backed Securities (continued)
Mortgage Securities (continued)
Series 2014-UBS2 D, 4.752%, due 3/10/47(a)(b)	$227,382	$172,810
Series 2014-UBS4 A5, 3.694%, due 8/10/47	18,069	18,032
Series 2015-CR22 C, 4.110%, due 3/10/48(a)(b)	520,000	452,562
Series 2016-DC2 C, 4.656%, due 2/10/49(a)(b)	70,000	67,544
Series 2016-DC2 D, 3.906%, due 2/10/49(a)(b)	600,000	538,146
CONE Trust
Series 2024-DFW1 E, 8.692%, (TSFR1M + 3.89%), due 8/15/41(a)	500,000	499,376
CSAIL Commercial Mortgage Trust
Series 2015-C1 C, 4.240%, due 4/15/50(a)(b)	233,000	205,126
Series 2016-C6 D, 4.918%, due 1/15/49(a)(b)	100,000	78,612
Series 2018-C14 C, 4.877%, due 11/15/51(a)(b)	260,000	228,286
CSMC Trust
Series 2020-WEST A, 3.040%, due 2/15/35	160,000	125,563
DBJPM Mortgage Trust
Series 2016-C1 C, 3.317%, due 5/10/49(a)(b)	60,000	52,433
DROP Mortgage Trust
Series 2021-FILE A, 6.068%, (TSFR1M + 1.26%), due 10/15/43(a)	100,000	94,688
Freddie Mac Mscr Trust
Series 2024-MN8 M2, 9.107%, (SOFR30A + 4.25%), due 5/25/44(a)	430,000	446,795
Freddie Mac Multifamily Structured Credit Risk
Series 2024-MN9 B1, 11.044%, (SOFR30A + 6.00%), due 10/25/44(a)	405,000	408,544
Grace Trust
Series 2020-GRCE A, 2.347%, due 12/10/40	452,000	379,423
HILT COMMERCIAL MORTGAGE TRUST
Series 2024-ORL D, 7.993%, (TSFR1M + 3.19%), due 5/15/37(a)	100,000	99,002
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2016-JP3 B, 3.397%, due 8/15/49(a)(b)	60,000	52,077
Series 2016-JP3 C, 3.421%, due 8/15/49(a)(b)	810,000	686,313
JPMCC Commercial Mortgage Securities Trust
Series 2019-COR4 AS, 4.290%, due 3/10/52	115,000	104,989
JPMDB Commercial Mortgage Securities Trust
Series 2017-C5 B, 4.009%, due 3/15/50(a)(b)	805,000	673,849
Series 2017-C7 D, 3.000%, SOFR, due 10/15/50	100,000	76,897

	Principal Amount	Value
Commercial Mortgage-Backed Securities (continued)
Mortgage Securities (continued)
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C22 AS, 3.561%, due 4/15/48	$110,000	$106,610
Morgan Stanley Capital I Trust
Series 2014-150E A, 3.912%, due 9/9/32	705,000	613,988
Series 2016-UBS9 C, 4.593%, due 3/15/49(a)(b)	500,000	435,062
Series 2018-H3 D, 3.000%, due 7/15/51	135,000	110,355
Series 2019-MEAD A, 3.170%, due 11/10/36	65,000	64,899
Series 2022-L8 AS, 3.793%, due 4/15/55(a)(b)	100,000	89,200
MSWF Commercial Mortgage Trust
Series 2023-2 A5, 6.014%, due 12/15/56(a)(b)	785,000	836,764
Series 2023-2 AS, 6.491%, due 12/15/56(a)(b)	75,000	79,538
Multifamily Connecticut Avenue Securities Trust
Series 2020-01 CE, 12.471%, (SOFR30A + 7.61%), due 3/25/50(a)	115,000	117,544
Natixis Commercial Mortgage Securities Trust
Series 2021-APPL A, 6.018%, (TSFR1M + 1.21%), due 8/15/38(a)	100,000	94,530
ORL Trust
Series 2023-GLKS D, 9.105%, (TSFR1M + 4.30%), due 10/19/36(a)	100,000	100,000
ROCK Trust
Series 2024-CNTR E, 8.819%, due 11/13/41	790,000	804,124
SLG Office Trust
Series 2021-OVA A, 2.585%, due 7/15/41	843,000	709,670
UBS Commercial Mortgage Trust
Series 2018-C9 C, 4.946%, due 3/15/51(a)(b)	330,000	254,796
UBS-Barclays Commercial Mortgage Trust
Series 2013-C5 B, 3.649%, due 3/10/46(a)(b)	490,061	449,918
Wells Fargo Commercial Mortgage Trust
Series 2015-P2 D, 3.241%, due 12/15/48	100,000	91,097
Series 2016-NXS5 D, 4.975%, due 1/15/59(a)(b)	469,000	373,138
Series 2016-NXS6 D, 3.059%, due 11/15/49	555,000	469,457
Series 2017-C38 C, 3.903%, due 7/15/50(a)(b)	70,000	62,763
Series 2017-C40 D, 2.700%, due 10/15/50	670,000	535,730
Series 2018-C44 D, 3.000%, due 5/15/51	710,000	528,223
Series 2019-C50 C, 4.345%, due 5/15/52	75,000	66,166

See notes to financial statements.

Schedule of Investments — NYLI MacKay Securitized Income ETF (continued)

October 31, 2024 (unaudited)

	Principal Amount	Value
Commercial Mortgage-Backed Securities (continued)
Mortgage Securities (continued)
Series 2019-C50 D, 3.000%, due 5/15/52	$405,000	$303,356
Series 2019-C51 AS, 3.584%, due 6/15/52	116,000	104,532
Series 2019-C51 C, 4.289%, due 6/15/52(a)(b)	445,000	378,864
Series 2022-ONL E, 4.928%, due 12/15/39(a)(b)	350,000	297,362
Series 2024-1CHI E, 7.574%, due 7/15/35(a)(b)	425,000	423,715
WFRBS Commercial Mortgage Trust
Series 2013-C11 D, 4.063%, due 3/15/45(a)(b)	130,000	107,572
Series 2013-C13 D, 4.009%, due 5/15/45(a)(b)	622,093	549,622
WP Glimcher Mall Trust
Series 2015-WPG C, 3.516%, due 6/5/35(a)(b)	450,000	384,979
		31,454,947
Total Commercial Mortgage-Backed Securities
(Cost $31,232,027)		31,454,947

U.S. Government & Federal Agencies — 48.8%
Mortgage Securities — 48.5%
Fannie Mae Connecticut Avenue Securities
Series 2021-R02 2B2, 11.057%, (SOFR30A + 6.20%), due 11/25/41(a)	585,000	617,099
Fannie Mae Interest Strip
Series 2022-426 C32, 1.500%, due 2/25/52(c)	184,506	17,696
Fannie Mae Pool
Series 2018-BK4772, 4.000%, due 8/1/48	24,722	23,146
Series 2018-BN0340, 4.500%, due 12/1/48	13,480	12,967
Series 2018-CA2056, 4.500%, due 7/1/48	59,958	57,739
Series 2018-CA2960, 4.500%, due 1/1/49	30,609	29,444
Series 2020-FM3129, 3.000%, due 5/1/50	92,798	81,315
Series 2020-FM3889, 3.000%, due 7/1/50	29,609	25,945
Series 2020-FM5299, 3.500%, due 11/1/50	23,827	21,383
Series 2021-FM7418, 2.500%, due 6/1/51	142,971	120,661
Series 2021-FM7685, 3.000%, due 6/1/51	106,481	92,367
Series 2021-MA4438, 2.500%, due 10/1/51	3,846,373	3,198,485
Series 2021-MA4492, 2.000%, due 12/1/51	3,450,358	2,742,448
Series 2022-BU1417, 3.000%, due 1/1/52	106,418	91,869
Series 2022-MA4624, 3.000%, due 6/1/52	4,423,413	3,814,473

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Mortgage Securities (continued)
Series 2022-MA4626, 4.000%, due 6/1/52	$2,798,950	$2,589,255
Series 2022-MA4806, 5.000%, due 11/1/52	455,604	443,929
Series 2023-FS3603, 5.500%, due 8/1/53	50,354	50,223
Series 2023-FS3904, 5.000%, due 3/1/53	24,148	23,494
Series 2023-FS5641, 6.000%, due 8/1/53	116,837	118,495
Series 2023-FS5758, 6.000%, due 9/1/53	59,936	60,809
Series 2023-FS6211, 6.000%, due 11/1/53	135,907	138,086
Series 2023-MA4918, 5.000%, due 2/1/53	1,573,626	1,530,812
Series 2023-MA4919, 5.500%, due 2/1/53	1,747,911	1,733,386
Series 2023-MA4940, 5.000%, due 3/1/53	1,653,716	1,608,723
Series 2023-MA5009, 5.000%, due 5/1/53	2,622,483	2,550,522
Series 2023-MA5020, 5.000%, due 5/1/43	827,261	813,207
Series 2023-MA5139, 6.000%, due 9/1/53	2,821,025	2,839,403
Series 2023-MA5140, 6.500%, due 9/1/53	238,773	244,108
Series 2024-FS7587, 5.500%, due 4/1/54	77,734	77,361
Series 2024-FS8105, 2.000%, due 10/1/52	5,662,096	4,497,225
Series 2024-FS8206, 5.500%, due 6/1/54	580,411	578,899
Series 2024-FS9453, 4.500%, due 8/1/53	305,000	289,974
Series 2024-MA5353, 5.500%, due 5/1/54	239,532	237,307
Fannie Mae REMICS
Series 2016-19 SD, 1.129%, (SOFR30A + 5.99%), due 4/25/46(a)(c)	143,795	11,108
Series 2016-57 SN, 1.079%, (SOFR30A + 5.94%), due 6/25/46(a)(c)	67,551	7,218
Series 2019-32 SB, 1.079%, (SOFR30A + 5.94%), due 6/25/49(a)(c)	58,232	5,954
Series 2019-77 LZ, 3.000%, due 1/25/50	194,165	168,851
Series 2020-63 B, 1.250%, due 9/25/50	9,473	7,050
Series 2021-12 GC, 3.500%, due 7/25/50	86,306	77,358
Series 2021-3 TI, 2.500%, due 2/25/51(c)	1,134,772	193,161
Series 2021-34 MI, 2.500%, due 3/25/51(c)	134,350	17,842
Series 2021-40 SI, 0.979%, (SOFR30A + 5.84%), due 9/25/47(a)(c)	90,414	9,038
Series 2021-8 ID, 3.500%, due 3/25/51(c)	93,160	21,052
Series 2021-95 KI, 2.500%, due 4/25/51(c)	1,051,234	138,789

See notes to financial statements.

Schedule of Investments — NYLI MacKay Securitized Income ETF (continued)

October 31, 2024 (unaudited)

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Mortgage Securities (continued)
Series 2022-10 SA, 0.893%, (SOFR30A + 5.75%), due 2/25/52(a)(c)	$667,046	$91,729
Series 2022-5 SN, (SOFR30A + 1.80%), due 2/25/52(a)(c)	484,157	123
Series 2024-78 EV, 5.500%, due 10/25/35	465,000	468,355
Freddie Mac Gold Pool
Series 2018-G08831, 4.000%, due 8/1/48	12,534	11,754
Freddie Mac Pool
Series 2019-QA1451, 3.000%, due 8/1/49	15,038	13,194
Series 2019-RA1780, 4.500%, due 11/1/49	35,724	34,666
Series 2021-SD0809, 3.000%, due 1/1/52	818,522	714,310
Series 2021-SD8146, 2.000%, due 5/1/51	770,735	614,730
Series 2022-QD8143, 2.000%, due 3/1/52	92,332	73,344
Series 2022-RA6622, 2.500%, due 1/1/52	215,322	180,102
Series 2022-RA7122, 3.500%, due 4/1/52	790,149	709,993
Series 2022-SD8220, 3.000%, due 6/1/52	2,642,215	2,278,240
Series 2022-SD8234, 2.500%, due 8/1/52	1,139,851	943,940
Series 2022-SD8243, 3.500%, due 9/1/52	2,716,272	2,431,070
Series 2022-SD8277, 5.500%, due 12/1/52	616,124	611,828
Series 2022-SD8290, 6.000%, due 1/1/53	1,182,586	1,190,277
Series 2023-RA8647, 4.500%, due 5/1/53	87,726	83,404
Series 2023-SD3392, 5.500%, due 7/1/53	41,909	41,750
Series 2023-SD3770, 2.500%, due 3/1/52	557,230	465,395
Series 2023-SD3960, 6.000%, due 10/1/53	311,162	314,980
Series 2023-SD4026, 6.000%, due 10/1/53	94,095	95,392
Series 2023-SD4268, 6.000%, due 11/1/53	140,103	142,358
Series 2023-SD4471, 6.500%, due 12/1/53	776,773	798,617
Series 2023-SD8325, 6.000%, due 5/1/53	1,037,280	1,044,353
Series 2023-SD8342, 5.500%, due 7/1/53	3,526,470	3,494,686
Series 2023-SD8343, 6.000%, due 7/1/53	88,179	88,753
Series 2023-SD8369, 6.500%, due 10/1/53	38,038	38,882
Series 2024-SD4958, 2.000%, due 6/1/52	3,846,891	3,060,111

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Mortgage Securities (continued)
Series 2024-SD5040, 5.500%, due 3/1/54	$72,065	$71,740
Series 2024-SD8407, 5.000%, due 3/1/54	225,737	219,433
Freddie Mac REMICS
Series 2017-4660, 0.000%, due 1/15/33(d)(e)	166,647	133,955
Series 2017-4710 WZ, 3.500%, due 8/15/47	51,385	46,288
Series 2020-4993 KS, 1.079%, (SOFR30A + 5.94%), due 7/25/50(a)(c)	147,797	18,621
Series 2020-4994 TS, 1.129%, (SOFR30A + 5.99%), due 7/25/50(a)(c)	911,026	101,655
Series 2020-5021 SA, (SOFR30A + 3.55%), due 10/25/50(a)(c)	959,254	25,824
Series 2020-5036 IO, 3.500%, due 11/25/50(c)	746,569	161,308
Series 2020-5040 IO, 3.500%, due 11/25/50(c)	57,692	10,930
Series 2020-5041 JE, 1.250%, due 3/25/49	83,104	65,666
Series 2021-5070 PI, 3.000%, due 8/25/50(c)	66,676	11,763
Series 2021-5092 SH, (SOFR30A + 2.45%), due 2/25/51(a)(c)	81,071	317
Series 2021-5092 XA, 1.000%, due 1/15/41	111,942	94,326
Series 2021-5149 LI, 2.500%, due 10/25/51(c)	137,279	15,990
Series 2021-5187 SA, (SOFR30A + 1.80%), due 1/25/52(a)(c)	86,012	70
Series 2022-5191 IO, 3.500%, due 9/25/50(c)	73,551	13,880
Series 2023-5326 QO, 0.000%, due 9/25/50(d)(e)	458,925	305,532
Series 2023-5328 JY, 0.250%, due 9/25/50	258,510	172,559
Series 2023-5351 DO, 0.000%, due 9/25/53(d)(e)	129,622	107,803
Series 2024-5471 SK, 0.350%, (SOFR30A + 5.35%), due 8/25/54(a)(c)	3,186,199	105,974
Freddie Mac STACR REMIC Trust
Series 2020-DNA2 B2, 9.771%, (SOFR30A + 4.91%), due 2/25/50(a)	40,000	43,012
Series 2020-DNA6 B1, 7.857%, (SOFR30A + 3.00%), due 12/25/50(a)	440,000	475,679
Series 2020-HQA1 B2, 10.071%, (SOFR30A + 5.21%), due 1/25/50(a)	85,000	92,576
Series 2020-HQA5 B1, 8.857%, (SOFR30A + 4.00%), due 11/25/50(a)	760,000	855,606
Series 2020-HQA5 B2, 12.257%, (SOFR30A + 7.40%), due 11/25/50(a)	465,000	567,065
Series 2021-DNA1 B1, 7.507%, (SOFR30A + 2.65%), due 1/25/51(a)	340,000	360,400
Series 2021-DNA1 B2, 9.607%, (SOFR30A + 4.75%), due 1/25/51(a)	490,000	525,329
Series 2021-DNA2 B1, 8.257%, (SOFR30A + 3.40%), due 8/25/33(a)	90,000	101,099

See notes to financial statements.

Schedule of Investments — NYLI MacKay Securitized Income ETF (continued)

October 31, 2024 (unaudited)

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Mortgage Securities (continued)
Series 2021-DNA2 B2, 10.857%, (SOFR30A + 6.00%), due 8/25/33(a)	$500,000	$591,739
Series 2021-DNA5 B1, 7.907%, (SOFR30A + 3.05%), due 1/25/34(a)	535,000	574,064
Series 2021-DNA5 B2, 10.357%, (SOFR30A + 5.50%), due 1/25/34(a)	500,000	564,344
Series 2021-DNA5 M2, 6.507%, (SOFR30A + 1.65%), due 1/25/34(a)	231,538	232,543
Series 2021-HQA1 B1, 7.857%, (SOFR30A + 3.00%), due 8/25/33(a)	135,000	148,585
Series 2021-HQA1 B2, 9.857%, (SOFR30A + 5.00%), due 8/25/33(a)	845,000	926,461
Series 2021-HQA2 B1, 8.007%, (SOFR30A + 3.15%), due 12/25/33(a)	165,000	182,429
Series 2021-HQA2 B2, 10.307%, (SOFR30A + 5.45%), due 12/25/33(a)	585,000	658,265
Series 2021-HQA3 B2, 11.107%, (SOFR30A + 6.25%), due 9/25/41(a)	775,000	812,006
Series 2021-HQA3 M2, 6.957%, (SOFR30A + 2.10%), due 9/25/41(a)	520,000	524,216
Series 2021-HQA4 B2, 11.857%, (SOFR30A + 7.00%), due 12/25/41(a)	413,000	439,186
Series 2021-HQA4 M2, 7.207%, (SOFR30A + 2.35%), due 12/25/41(a)	120,000	121,126
Series 2022-DNA1 B1, 8.257%, (SOFR30A + 3.40%), due 1/25/42(a)	70,000	72,052
Series 2022-HQA1 B1, 11.857%, (SOFR30A + 7.00%), due 3/25/42(a)	725,000	800,973
Series 2022-HQA2 M2, 10.857%, (SOFR30A + 6.00%), due 7/25/42(a)	370,000	408,158
Series 2022-HQA3 M2, 10.207%, (SOFR30A + 5.35%), due 8/25/42(a)	705,000	766,323
Series 2023-HQA3 M2, 8.207%, (SOFR30A + 3.35%), due 11/25/43(a)	385,000	403,958
Series 2024-HQA1 M2, 6.857%, (SOFR30A + 2.00%), due 3/25/44(a)	385,000	386,744
Freddie Mac STACR Securitized Participation Interests Trust
Series 2018-SPI3 B, 4.146%, due 8/25/48(a)(b)	698,686	533,448
Freddie Mac STACR Trust
Series 2019-FTR1 B2, 13.321%, (SOFR30A + 8.46%), due 1/25/48(a)	385,000	455,724
Series 2019-FTR3 B2, 10.195%, (SOFR30A + 4.91%), due 9/25/47(a)	500,000	529,699
Series 2019-FTR4 B2, 9.971%, (SOFR30A + 5.11%), due 11/25/47(a)	395,000	421,523
Series 2019-HQA3 B2, 12.471%, (SOFR30A + 7.61%), due 9/25/49(a)	595,000	673,094
Freddie Mac Strips
Series 2006-240, 0.000%, due 7/15/36(d)(e)	38,242	33,494
Series 2007-246, 0.000%, due 5/15/37(d)(e)	55,526	45,634
Series 2012-272, 0.000%, due 8/15/42(d)(e)	164,122	124,569
Series 2013-311, 0.000%, due 8/15/43(d)(e)	181,288	130,712

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Mortgage Securities (continued)
Series 2013-311 S1, 0.826%, (SOFR30A + 5.84%), due 8/15/43(a)(c)	$1,315,653	$129,667
Series 2023-402, 0.000%, due 9/25/53(d)(e)	111,074	92,248
Ginnie Mae Strip
Series 2004-1 1, 0.000%, due 7/20/34(d)(e)	19,125	16,094
Government National Mortgage Association
Series 2010-151 KO, 0.000%, due 6/16/37(d)(e)	312,717	271,178
Series 2019-128 KF, 3.500%, (TSFR1M + 0.76%), due 10/20/49(a)	29,267	26,022
Series 2019-128 YF, 3.500%, (TSFR1M + 0.76%), due 10/20/49(a)	29,734	26,466
Series 2019-159 P, 2.500%, due 9/20/49	140,113	120,248
Series 2019-92 GF, 3.500%, (TSFR1M + 0.80%), due 7/20/49(a)	28,343	25,282
Series 2019-97 FG, 3.500%, (TSFR1M + 0.80%), due 8/20/49(a)	650,810	580,146
Series 2020-1 YF, 3.500%, (TSFR1M + 0.78%), due 1/20/50(a)	46,684	40,978
Series 2020-1 YS, (TSFR1M + 2.72%), due 1/20/50(a)(c)	128,381	1,213
Series 2020-129 SB, (TSFR1M + 3.09%), due 9/20/50(a)(c)	174,629	2,193
Series 2020-146 SA, 1.426%, (TSFR1M + 6.19%), due 10/20/50(a)(c)	144,019	19,038
Series 2020-166 CA, 1.000%, due 11/20/50	127,266	92,983
Series 2020-167 SN, 1.426%, (TSFR1M + 6.19%), due 11/20/50(a)(c)	488,257	67,339
Series 2020-168 IA, 0.979%, due 12/16/62(a)(b)(c)	2,125,150	150,055
Series 2020-177 IO, 0.819%, due 6/16/62(a)(b)(c)	242,100	14,467
Series 2020-189 SU, 1.426%, (TSFR1M + 6.19%), due 12/20/50(a)(c)	400,688	56,633
Series 2020-34 SC, 1.176%, (TSFR1M + 5.94%), due 3/20/50(a)(c)	88,525	10,395
Series 2020-5 FA, 3.500%, (TSFR1M + 0.81%), due 1/20/50(a)	420,709	373,653
Series 2021-1 IT, 3.000%, due 1/20/51(c)	95,163	15,234
Series 2021-1 PI, 2.500%, due 12/20/50(c)	74,198	9,216
Series 2021-122 HS, 1.426%, (TSFR1M + 6.19%), due 7/20/51(a)(c)	1,053,785	134,873
Series 2021-140 GF, 2.500%, (TSFR1M + 0.76%), due 8/20/51(a)	478,532	402,054
Series 2021-16 AS, (TSFR1M + 2.64%), due 1/20/51(a)(c)	2,279,335	15,559
Series 2021-164 IO, 0.949%, due 10/16/63(a)(b)(c)	1,401,718	100,118
Series 2021-177 SB, (SOFR30A + 3.20%), due 10/20/51(a)(c)	5,153,886	61,587
Series 2021-179 SA, 1.426%, (TSFR1M + 6.19%), due 11/20/50(a)(c)	119,681	15,774
Series 2021-188 IO, 2.500%, due 10/20/51(c)	918,039	149,155

See notes to financial statements.

Schedule of Investments — NYLI MacKay Securitized Income ETF (continued)

October 31, 2024 (unaudited)

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Mortgage Securities (continued)
Series 2021-195 B, 1.500%, due 8/16/63	$1,520,000	$670,376
Series 2021-205 GA, 2.000%, due 11/20/51	158,960	129,068
Series 2021-226 SA, (SOFR30A + 1.70%), due 12/20/51(a)(c)	1,563,561	1,503
Series 2021-29 AS, (SOFR30A + 2.70%), due 2/20/51(a)(c)	259,775	2,677
Series 2021-46 BS, (TSFR1M + 2.69%), due 3/20/51(a)(c)	2,095,046	13,735
Series 2021-47 IO, 0.992%, due 3/16/61(a)(b)(c)	366,925	24,389
Series 2021-57 SA, 1.426%, (TSFR1M + 6.19%), due 3/20/51(a)(c)	229,664	29,761
Series 2021-57 SD, 1.426%, (TSFR1M + 6.19%), due 3/20/51(a)(c)	1,771,377	229,548
Series 2021-64 SG, (SOFR30A + 1.60%), due 4/20/51(a)(c)	791,522	400
Series 2021-67 PI, 3.000%, due 4/20/51(c)	89,489	15,066
Series 2021-96 FG, 3.500%, (SOFR30A + 0.30%), due 6/20/51(a)	411,573	363,520
Series 2021-96 JS, 1.476%, (TSFR1M + 6.24%), due 6/20/51(a)(c)	1,228,941	169,097
Series 2021-97 FA, 3.000%, (SOFR30A + 0.40%), due 6/20/51(a)	218,576	187,944
Series 2021-97 SM, 1.426%, (TSFR1M + 6.19%), due 6/20/51(a)(c)	118,370	17,071
Series 2021-98 IN, 3.000%, due 6/20/51(c)	82,014	14,554
Series 2022-1 CF, 2.500%, (SOFR30A + 0.80%), due 1/20/52(a)	258,050	218,502
Series 2022-10 IC, 2.000%, due 11/20/51(c)	1,151,201	132,336
Series 2022-101 SB, (SOFR30A + 3.30%), due 6/20/52(a)(c)	1,199,525	10,403
Series 2022-107 SA, (SOFR30A + 3.47%), due 6/20/52(a)(c)	6,028,643	99,087
Series 2022-113 Z, 2.000%, due 9/16/61	41,909	22,190
Series 2022-137 S, 1.426%, (TSFR1M + 6.19%), due 7/20/51(a)(c)	1,337,582	171,153
Series 2022-185 DI, 1.023%, due 10/16/65(a)(b)(c)	886,819	64,619
Series 2022-19 SG, (SOFR30A + 2.45%), due 1/20/52(a)(c)	201,868	1,061
Series 2022-206 CN, 3.000%, due 2/20/52	225,881	196,381
Series 2022-24 SC, (SOFR30A + 2.37%), due 2/20/52(a)(c)	14,156,469	48,507
Series 2022-78 S, (SOFR30A + 3.70%), due 4/20/52(a)(c)	138,867	2,361
Series 2022-87 SA, (SOFR30A + 3.30%), due 5/20/52(a)(c)	2,389,542	20,724
Series 2023-1 HD, 3.500%, due 1/20/52	188,671	168,502
Series 2023-101 KO, 0.000%, due 1/20/51(d)(e)	114,166	76,513
Series 2023-159 CI, 0.956%, due 7/16/65(a)(b)(c)	1,937,306	147,508

	Principal Amount	Value
U.S. Government & Federal Agencies (continued)
Mortgage Securities (continued)
Series 2023-172 IO, 1.384%, due 2/16/66(a)(b)(c)	$2,316,446	$225,440
Series 2023-19 CI, 3.000%, due 11/20/51(c)	1,097,533	180,341
Series 2023-194 CI, 0.876%, due 10/16/65(a)(b)(c)	1,575,401	107,789
Series 2023-26 L, 3.800%, due 4/16/65(a)(b)	180,000	137,564
Series 2023-53, 0.000%, due 4/20/53(d)(e)	341,357	270,054
Series 2023-59 YC, 6.965%, due 9/20/51(a)(b)	70,465	75,576
Series 2023-60 ES, 1.419%, (SOFR30A + 11.20%), due 4/20/53(a)	75,492	70,208
Series 2023-63 MA, 3.500%, due 5/20/50	186,738	168,556
Series 2023-66 OQ, 0.000%, due 7/20/52(d)(e)	85,856	67,838
Series 2023-80 SA, 0.360%, (SOFR30A + 5.25%), due 6/20/53(a)(c)	2,618,150	76,184
Series 2023-86 SE, 1.760%, (SOFR30A + 6.65%), due 9/20/50(a)(c)	776,854	119,655
Series 2024-29 B, 2.500%, due 8/16/64(a)(b)	265,000	199,629
Seasoned Loans Structured Transaction Series
Series 2018-1 A1, 3.500%, due 6/25/28	52,910	50,894
		76,349,633
U.S. Treasury Note — 0.3%
U.S. Treasury Notes
3.875%, due 8/15/34	450,000	435,375

Total U.S. Government & Federal Agencies
(Cost $76,934,023)		76,785,008

See notes to financial statements.

Schedule of Investments — NYLI MacKay Securitized Income ETF (continued)

October 31, 2024 (unaudited)

	Shares	Value
Collateralized Loan Obligation — 1.1%
AGL CLO 32 Ltd., (Cayman Islands), Class Series 2024-32A A1, 6.65%(a)	250,000	$251,004
AGL CLO 35 Ltd., (Cayman Islands), Class Series 2024-35A A2, 0.01%(a)	250,000	250,000
Golub Capital Partners CLO 76 B Ltd., (Jersey), Class Series 2024-76A A1, 6.11%(a)	250,000	250,288
OCP CLO Ltd., (Cayman Islands), Class Series 2017-14A A1R, 6.11%(a)	250,000	250,516
Regatta XI Funding Ltd., (Cayman Islands), Class Series 2018-1A AR, 6.05%(a)	250,000	251,253
Signal Peak CLO 12 Ltd., (Jersey), Class Series 2022-12A A1R, 6.03%(a)	250,000	251,306
Texas Debt Capital CLO Ltd., (Cayman Islands), Class Series 2024-2A B, 0.01%(a)	250,000	250,044

Total Collateralized Loan Obligation
(Cost $1,728,779)		1,754,411

Short-Term Investment — 2.6%
Money Market Fund — 2.6%
Dreyfus Treasury Obligations Cash Management Fund, 4.47%(f)
(Cost $4,033,510)	4,033,510	4,033,510

Total Investments — 100.7% (Cost $158,191,608)	$158,493,530
Other Assets and Liabilities, Net — (0.7)%	(1,128,701)
Net Assets — 100.0%	$157,364,829

__________

(a)Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of October 31, 2024.

(b)Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.

(c)Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.

(d)A principal only security is the principal only portion of a fixed income security, which is separated and sold individually from the interest portion of the security.

(e)The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.

(f)Reflects the 7-day yield at October 31, 2024.

Abbreviations
CMT	- 1 year Constant Maturity Treasury Index
SOFR	- Secured Financing Overnight Rate

Open futures contracts outstanding at October 31, 2024:

Type	Broker	Expiration Date	Number of Contracts Purchased (Sold)	Notional Value at Trade Date	Notional Value at October 31, 2024	Unrealized Appreciation (Depreciation)
U.S. 5 Year Note (CBT)	Citigroup Global Markets Inc.	December 2024	119	$13,001,618	$12,760,891	$(240,727)
U.S. Long Bond (CBT)	Citigroup Global Markets Inc.	December 2024	(6)	(736,423)	(707,812)	28,611
US 10 Year NOTE (CBT)	Citigroup Global Markets Inc.	December 2024	247	28,102,026	27,285,781	(816,245)
						$(1,028,361)

CBT — Chicago Board of Trade

Cash posted as collateral to broker for futures contracts was $634,270 at October 31, 2024.

See notes to financial statements.

Schedule of Investments — NYLI MacKay Securitized Income ETF (continued)

October 31, 2024 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2024. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(g)
Collateralized Loan Obligation	$—	$1,754,411	$—	$1,754,411
Collateralized Mortgage Obligations	—	24,729,762	—	24,729,762
Commercial Asset-Backed Securities	—	19,735,892	—	19,735,892
Commercial Mortgage-Backed Securities	—	31,454,947	—	31,454,947
U.S. Government & Federal Agencies	—	76,785,008	—	76,785,008
Short-Term Investments:
Money Market Funds	4,033,510	—	—	4,033,510
Total Investments in Securities	4,033,510	154,460,020	—	158,493,530
Other Financial Instruments:(h)
Futures Contracts	28,611	—	—	28,611
Total Investments in Securities and Other Financial Instruments	$4,062,121	$154,460,020	$—	$158,522,141
Liability Valuation Inputs
Other Financial Instruments:(h)
Futures Contracts	$(1,056,972)	$—	$—	$(1,056,972)

(g)For a complete listing of investments and their industries, see the Schedule of Investments.

(h)Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended October 31, 2024, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Insured ETF

October 31, 2024 (unaudited)

	Principal Amount	Value
Municipal Bonds — 98.9%
Alabama — 1.4%
Black Belt Energy Gas District, Revenue Bonds
Series B-2
3.890%, (Municipal Swap Index + 0.65%), due 4/1/53(a)	$2,500,000	$2,429,701
State of Alabama Docks Department, Revenue Bonds
Series A Insured: AGM
5.000%, due 10/1/27	2,200,000	2,278,126
University of South Alabama, Revenue Bonds
Series A Insured: BAM
5.250%, due 4/1/54	2,500,000	2,682,578
		7,390,405
Alaska — 0.3%
University of Alaska, Revenue Bonds
Series V-1 Insured: AGM-CR
5.000%, due 10/1/44	1,365,000	1,388,511
Arizona — 1.2%
City of Glendale AZ Transportation Excise Tax Revenue, Revenue Bonds
Insured: AGM
5.000%, due 7/1/28	3,180,000	3,216,347
City of Lake Havasu City AZ Wastewater System Revenue, Revenue Bonds
Series B Insured: AGM
5.000%, due 7/1/40	1,000,000	1,004,942
Maricopa County Unified School District No 60 Higley, Certificates of Participation
Insured: AGM
4.125%, due 6/1/42	500,000	497,895
4.250%, due 6/1/47	1,500,000	1,479,128
		6,198,312
Arkansas — 0.1%
City of Clarksville AR Sales & Use Tax Revenue, Revenue Bonds
Insured: BAM
3.000%, due 11/1/26	500,000	495,452
California — 10.9%
Anaheim Public Financing Authority, Revenue Bonds
Series C Insured: AGM
3.310%, due 9/1/30(b)	6,555,000	5,411,884
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Revenue Bonds
Series B Insured: AGM
4.000%, due 7/1/39	5,105,000	5,031,701
California Community Choice Financing Authority, Revenue Bonds
Series B
5.000%, due 1/1/55(a)(c)	3,575,000	3,839,306

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
California Health Facilities Financing Authority, Revenue Bonds
5.000%, due 11/15/49	$535,000	$541,272
California Statewide Communities Development Authority, Revenue Bonds
Insured: BAM
3.000%, due 5/15/54	2,895,000	2,166,969
Chaffey Joint Union High School District, General Obligation Bonds
Series G
4.000%, due 8/1/42(b)	1,000,000	459,218
City of Long Beach CA Airport System Revenue, Revenue Bonds
Series C Insured: AGM
5.000%, due 6/1/42	1,000,000	1,060,426
City of San Mateo CA, Special Tax
Insured: BAM
5.250%, due 9/1/37	4,460,000	4,929,819
Clovis Unified School District, General Obligation Bonds
Series B Insured: NATL
3.080%, due 8/1/30(b)	1,000,000	838,666
Fontana Unified School District, General Obligation Bonds
Insured: AGM
2.375%, due 8/1/44	2,500,000	1,745,483
Foothill-De Anza Community College District, General Obligation Bonds
Series 99 Insured: NATL-IBC FGIC
2.820%, due 8/1/29(b)	1,050,000	919,360
Grossmont Union High School District, General Obligation Bonds
Series F Insured: AGM
3.430%, due 8/1/34(b)	2,445,000	1,524,707
3.430%, due 8/1/39(b)	535,000	255,183
Lake Tahoe Unified School District, General Obligation Bonds
Series B Insured: NATL
3.260%, due 8/1/30(b)	1,110,000	921,483
Madera Unified School District, General Obligation Bonds
Insured: NATL
3.410%, due 8/1/31(b)	2,725,000	2,168,975
Natomas Unified School District, General Obligation Bonds
Insured: AGM
3.000%, due 8/1/47	3,135,000	2,488,597
Oak Grove School District, General Obligation Bonds
Series 2 Insured: BAM
13.600%, due 6/1/46(b)	4,000,000	1,543,071
Ontario Montclair School District, General Obligation Bonds
Series B Insured: NATL
3.330%, due 8/1/29(b)	390,000	333,270

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Insured ETF (continued)

October 31, 2024 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Pacifica School District, General Obligation Bonds
Series C Insured: NATL
3.120%, due 8/1/27(b)	$275,000	$252,502
Placer Union High School District, General Obligation Bonds
Insured: AGM
3.200%, due 8/1/30(b)	975,000	812,163
River Delta Unified School District School Facilities Improvement District No 1, General Obligation Bonds
Insured: BAM
4.000%, due 8/1/45	1,565,000	1,559,524
River Islands Public Financing Authority, Special Tax
Series 1 Insured: AGM
5.250%, due 9/1/52	735,000	790,634
Riverside County Transportation Commission, Revenue Bonds
Insured: BAM
3.000%, due 6/1/49	2,592,000	2,060,417
Sacramento City Unified School District, General Obligation Bonds
Series B Insured: BAM
4.000%, due 8/1/48	1,000,000	981,481
San Francisco Community College District, General Obligation Bonds
Series B Insured: BAM
5.250%, due 6/15/49	4,500,000	4,939,751
Saratoga Union School District, General Obligation Bonds
Insured: NATL
2.940%, due 9/1/27(b)	650,000	598,323
Twin Rivers Unified School District, General Obligation Bonds
Insured: AGM
6.910%, due 8/1/41(b)	2,000,000	937,923
Vista Unified School District, General Obligation Bonds
Series B Insured: BAM
5.250%, due 8/1/41	3,000,000	3,397,117
Washington Unified School District/Yolo County CA, General Obligation Bonds
Series A Insured: NATL
2.900%, due 8/1/26(b)	1,100,000	1,045,802
William S Hart Union High School District, General Obligation Bonds
Series B Insured: AGM
3.010%, due 9/1/29(b)	2,345,000	2,029,452
		55,584,479
Colorado — 4.4%
Arista Metropolitan District, General Obligation Bonds
Series A Insured: BAM
5.000%, due 12/1/48	2,650,000	2,770,627

	Principal Amount	Value
Municipal Bonds (continued)
Colorado (continued)
Castle Oaks Metropolitan District No 3, General Obligation Bonds
Insured: AGM
4.000%, due 12/1/45	$3,000,000	$2,843,001
City of Grand Junction CO Joint Sewer System Revenue, Revenue Bonds
Insured: BAM
4.000%, due 12/1/49	4,250,000	4,110,095
Colorado Educational & Cultural Facilities Authority, Revenue Bonds
Insured: BAM-TCRS MORAL OBLIG
4.000%, due 9/1/46	2,385,000	2,170,628
Colorado Springs School District No 11 Facilities Corp., Certificates of Participation
Insured: BAM
5.250%, due 12/15/48	2,250,000	2,452,182
Colorado Water Resources & Power Development Authority, Revenue Bonds
Series A Insured: AGM
5.500%, due 9/1/43	500,000	560,394
E-470 Public Highway Authority, Revenue Bonds
Series B Insured: NATL
3.520%, due 9/1/25(b)	2,350,000	2,282,603
Gold Hill Mesa Metropolitan District No 2, General Obligation Bonds
Series A Insured: BAM
5.500%, due 12/1/47	600,000	637,112
Grand Junction Regional Airport Authority, Revenue Bonds
Series A Insured: NATL
5.000%, due 12/1/26	500,000	515,784
Green Gables Metropolitan District No 2, General Obligation Bonds
Series A Insured: BAM
5.000%, due 12/1/38	760,000	804,118
Park 70 Metropolitan District, General Obligation Bonds
5.000%, due 12/1/46	450,000	449,999
Trails at Crowfoot Metropolitan District No 3, General Obligation Bonds
Series A Insured: AGC
4.000%, due 12/1/44	1,725,000	1,678,910
5.000%, due 12/1/39	1,000,000	1,085,483
		22,360,936
Connecticut — 0.0%(d)
City of Hartford CT, General Obligation Bonds
Series A Insured: AGM
4.000%, due 7/1/34	25,000	25,044
5.000%, due 7/1/27	60,000	60,827
		85,871

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Insured ETF (continued)

October 31, 2024 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
District of Columbia — 0.5%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Revenue Bonds
Insured: BAM
4.640%, due 10/1/37(b)	$1,500,000	$829,450
Series B Insured: AGM
4.000%, due 10/1/53	2,000,000	1,877,696
		2,707,146
Florida — 5.3%
County of Brevard FL, Revenue Bonds
Insured: AGM
5.000%, due 8/1/29	3,860,000	3,994,144
County of Miami-Dade FL, Revenue Bonds
Insured: BAM
4.560%, due 10/1/46(b)	290,000	107,927
County of Miami-Dade Seaport Department, Revenue Bonds
Series 1 Insured: AGM
4.000%, due 10/1/41	1,425,000	1,384,043
Series 2 Insured: AGM
3.000%, due 10/1/50	4,090,000	3,181,339
County of Osceola FL Transportation Revenue, Revenue Bonds
Series A Insured: AGM-CR
7.420%, due 10/1/41(b)	1,015,000	469,486
Series A-2 Insured: AGM-CR
7.020%, due 10/1/40(b)	1,250,000	611,670
County of Pasco FL, Revenue Bonds
Series A Insured: AGM
5.250%, due 9/1/28	1,000,000	1,076,755
Flagler County School District, Certificates of Participation
Series R Insured: AGC
5.000%, due 8/1/29	3,565,000	3,864,935
5.000%, due 8/1/30	3,750,000	4,105,941
School Board of Miami-Dade County (The), General Obligation Bonds
5.000%, due 3/15/39	1,645,000	1,675,412
Wildwood Utility Dependent District, Revenue Bonds
Insured: BAM
5.000%, due 10/1/52	6,375,000	6,645,801
		27,117,453
Georgia — 0.4%
DeKalb Newton & Gwinnett Counties Joint Development Authority, Revenue Bonds
Series A Insured: AGM
5.000%, due 7/1/39	2,250,000	2,251,522

Idaho — 0.4%
Idaho Housing & Finance Association, Revenue Bonds
Insured: SCH BD GTY
5.000%, due 5/1/52	1,000,000	1,007,155
5.250%, due 5/1/42	800,000	827,719
		1,834,874

	Principal Amount	Value
Municipal Bonds (continued)
Illinois — 14.2%
Boone & Winnebago Counties Community Unit School District No 200, General Obligation Bonds
Series B Insured: AGM
3.900%, due 1/1/25(b)	$500,000	$496,735
Chicago Board of Education, General Obligation Bonds
Series A Insured: AGC-ICC FGIC
5.500%, due 12/1/26	1,575,000	1,636,556
Series A Insured: AGM
5.000%, due 12/1/31	500,000	520,427
5.000%, due 12/1/34	1,300,000	1,345,410
Chicago Board of Education Dedicated Capital Improvement Tax, Revenue Bonds
5.250%, due 4/1/35	1,750,000	1,929,300
Insured: BAM
5.750%, due 4/1/48	750,000	820,793
Chicago Midway International Airport, Revenue Bonds
Series A Insured: BAM
5.750%, due 1/1/42	2,000,000	2,234,959
Chicago O’Hare International Airport, Revenue Bonds
Insured: BAM
5.250%, due 1/1/42	1,470,000	1,618,862
Series A Insured: AGM
5.250%, due 1/1/45	4,585,000	4,856,867
Chicago Transit Authority Sales Tax Receipts Fund, Revenue Bonds
Series A Insured: BAM
4.000%, due 12/1/50	4,700,000	4,452,110
City of Calumet City IL, General Obligation Bonds
Series A Insured: AGM
4.500%, due 3/1/43	1,000,000	995,387
City of Chicago IL Wastewater Transmission Revenue, Revenue Bonds
Series RF Insured: NATL
3.520%, due 1/1/26(b)	1,415,000	1,358,528
City of Chicago IL Waterworks Revenue, Revenue Bonds
Insured: BAM
5.000%, due 11/1/44	3,220,000	3,226,581
Series B Insured: AGM
5.000%, due 11/1/31	3,350,000	3,751,363
City of Joliet IL, General Obligation Bonds
Insured: BAM
5.500%, due 12/15/44	3,750,000	4,094,192
City of Kankakee IL, General Obligation Bonds
Series A Insured: BAM
4.000%, due 1/1/26	1,100,000	1,098,306
City of Springfield IL Electric Revenue, Revenue Bonds
Insured: BAM
3.000%, due 3/1/37	2,000,000	1,795,094

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Insured ETF (continued)

October 31, 2024 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
Illinois (continued)
City of Sterling IL, General Obligation Bonds
Insured: AGM
4.000%, due 12/1/33	$475,000	$476,609
Cook County Community College District No 508, General Obligation Bonds
Insured: BAM
5.000%, due 12/1/28	1,000,000	1,061,778
Cook County School District No 86 Harwood Heights, General Obligation Bonds
Insured: BAM
5.000%, due 10/1/49	2,375,000	2,482,082
La Salle County Community Unit School District No 2 Serena, General Obligation Bonds
Insured: BAM
5.500%, due 12/1/38	1,825,000	2,017,182
5.500%, due 10/1/42	1,260,000	1,378,447
Metropolitan Pier & Exposition Authority, Revenue Bonds
Series A Insured: NATL
3.770%, due 12/15/32(b)	2,010,000	1,484,214
Northern Illinois University, Revenue Bonds
Insured: BAM
4.000%, due 10/1/40	400,000	385,773
4.000%, due 10/1/41	400,000	384,090
Series B Insured: BAM
4.000%, due 4/1/37	1,425,000	1,407,552
Sales Tax Securitization Corp., Revenue Bonds
Series A Insured: BAM
5.000%, due 1/1/37	1,200,000	1,275,008
Series C Insured: BAM
5.250%, due 1/1/48	2,500,000	2,597,095
Sangamon & Christian Counties Community Unit School District No 3A Rochester, General Obligation Bonds
Insured: BAM
5.500%, due 2/1/47	1,590,000	1,692,949
Sangamon & Morgan Counties Community Unit School District No 6 New Berlin, General Obligation Bonds
Series A Insured: AGM
5.000%, due 12/1/43	1,440,000	1,498,904
5.000%, due 12/1/46	1,800,000	1,858,641
Southern Illinois University, Revenue Bonds
Insured: BAM
4.000%, due 4/1/40	450,000	421,943
Series A Insured: NATL
4.770%, due 4/1/25(b)	390,000	382,377

	Principal Amount	Value
Municipal Bonds (continued)
Illinois (continued)
Southwestern Illinois Development Authority, Revenue Bonds
Insured: BAM
5.500%, due 12/1/40	$2,700,000	$2,960,821
State of Illinois, General Obligation Bonds
5.750%, due 5/1/45	1,000,000	1,085,248
Insured: BAM
4.000%, due 6/1/41	1,775,000	1,726,335
Union Alexander Massac Pulaski Etc Counties Community College District No 531, General Obligation Bonds
Series A Insured: BAM
5.000%, due 12/1/24	1,115,000	1,115,974
University of Illinois, Revenue Bonds
Series A Insured: AGM-CR
4.000%, due 4/1/36	940,000	941,961
Village of Bellwood IL, General Obligation Bonds
Series B Insured: AGM
5.000%, due 12/1/25	1,510,000	1,537,488
Will County Community Unit School District No 201-U Crete-Monee, General Obligation Bonds
Insured: NATL
3.410%, due 11/1/24(b)	885,000	885,000
Will County School District No 114 Manhattan, General Obligation Bonds
Insured: BAM
5.500%, due 1/1/45	3,765,000	4,087,297
Williamson County Community Unit School District No 1 Johnston City, General Obligation Bonds
Insured: AGM
3.710%, due 12/1/26(b)	590,000	546,510
3.920%, due 12/1/25(b)	590,000	565,687
		72,488,435
Indiana — 1.6%
City of Carmel IN Waterworks Revenue, Revenue Bonds
Series C Insured: BAM
5.250%, due 5/1/51	1,500,000	1,582,090
Evansville Waterworks District, Revenue Bonds
Series A Insured: BAM
4.250%, due 1/1/49	1,000,000	997,326
5.000%, due 7/1/47	2,000,000	2,084,276
Tri-Creek 2002 High School Building Corp., Revenue Bonds
Insured: ST INTERCEPT
5.500%, due 7/15/43	3,000,000	3,328,482
		7,992,174

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Insured ETF (continued)

October 31, 2024 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
Iowa — 1.9%
City of Orange City IA Water Revenue, Revenue Bonds
Series B Insured: AGM
4.250%, due 6/1/42	$1,165,000	$1,177,102
City of West Des Moines IA, General Obligation Bonds
Series B
2.000%, due 6/1/39	1,235,000	879,429
Clinton Community School District/IA Infrastructure Sales Services & Use Tax, Revenue Bonds
Insured: AGM
4.000%, due 7/1/41	2,100,000	2,099,245
Davenport Community School District Infrastructure Sales Services & Use Tax, Revenue Bonds
Insured: BAM
4.000%, due 6/1/43	3,395,000	3,338,319
Jesup Community School District, General Obligation Bonds
Insured: AGM
3.000%, due 6/1/31	580,000	560,254
3.250%, due 6/1/32	600,000	584,532
3.375%, due 6/1/33	620,000	601,656
West Delaware County Community School District Sales & Services Tax Revenue, Revenue Bonds
Insured: BAM
4.125%, due 6/1/41	325,000	326,471
5.000%, due 6/1/26	170,000	174,872
		9,741,880
Kansas — 0.2%
Reno County Unified School District No 309 Nickerson, General Obligation Bonds
Insured: AGM
4.000%, due 9/1/32	1,000,000	1,031,154

Kentucky — 1.4%
Christian County School District Finance Corp., Revenue Bonds
Insured: AGM ST INTERCEPT
4.500%, due 10/1/48	2,035,000	2,100,783
Kentucky Bond Development Corp., Revenue Bonds
Insured: BAM
5.000%, due 9/1/49	2,900,000	3,013,952
Kentucky Municipal Power Agency, Revenue Bonds
5.000%, due 9/1/34	1,155,000	1,200,233
Louisville & Jefferson County Visitors and Convention Commission, Revenue Bonds
Insured: BAM
4.000%, due 6/1/36	100,000	99,923

	Principal Amount	Value
Municipal Bonds (continued)
Kentucky (continued)
Paducah Electric Plant Board, Revenue Bonds
Series A Insured: AGM
5.000%, due 10/1/34	$650,000	$665,458
		7,080,349
Louisiana — 0.7%
City of Lafayette LA Utilities Revenue, Revenue Bonds
Insured: BAM
5.000%, due 11/1/43	1,500,000	1,623,350
Louisiana Local Government Environmental Facilities & Community Development Auth, Revenue Bonds
Insured: AGM
5.000%, due 8/1/31	2,000,000	2,087,876
		3,711,226
Maine — 2.0%
Finance Authority of Maine, Revenue Bonds
Series A-1 Insured: AGC
5.000%, due 12/1/26	150,000	153,008
Maine Health & Higher Educational Facilities Authority, Revenue Bonds
Series A Insured: AGC
4.250%, due 7/1/54	2,500,000	2,438,363
5.250%, due 7/1/49	5,000,000	5,400,021
Series C Insured: AGM ST AID WITHHLDG
5.500%, due 7/1/40	1,180,000	1,312,086
5.500%, due 7/1/42	1,000,000	1,102,723
		10,406,201
Maryland — 0.4%
State of Maryland, General Obligation Bonds
Series B
5.000%, due 8/1/26	2,000,000	2,075,065

Massachusetts — 0.6%
City of Worcester MA, General Obligation Bonds
Insured: AGM
2.000%, due 2/15/34	1,000,000	834,654
Commonwealth of Massachusetts, Revenue Bonds
Insured: NATL
5.500%, due 1/1/25	580,000	582,093
Massachusetts Development Finance Agency, Revenue Bonds
Series C Insured: AGM
3.000%, due 10/1/45	1,945,000	1,552,700
		2,969,447

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Insured ETF (continued)

October 31, 2024 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
Michigan — 2.3%
City of Saginaw MI Water Supply System Revenue, Revenue Bonds
Insured: AGM
4.000%, due 7/1/26	$1,070,000	$1,090,241
Grand Rapids Public Schools, General Obligation Bonds
Insured: AGM
5.000%, due 5/1/28	2,100,000	2,159,954
Great Lakes Water Authority Water Supply System Revenue, Revenue Bonds
Series B Insured: BAM
5.000%, due 7/1/46	2,475,000	2,517,335
Port Huron Area School District, General Obligation Bonds
Insured: AGM
4.000%, due 5/1/39	1,500,000	1,501,525
Wayne County Airport Authority, Revenue Bonds
Series B Insured: AGM
5.500%, due 12/1/39	635,000	714,075
5.500%, due 12/1/48	3,620,000	3,933,563
		11,916,693
Missouri — 0.9%
Hickman Mills C-1 School District, General Obligation Bonds
C-1 Insured: BAM
5.750%, due 3/1/41	1,960,000	2,150,675
Kansas City Municipal Assistance Corp., Revenue Bonds
Series B1 Insured: AMBAC
3.420%, due 4/15/26(b)	1,720,000	1,637,186
St Louis Municipal Finance Corp., Revenue Bonds
Insured: AGM
5.000%, due 10/1/40	770,000	811,663
		4,599,524
Nebraska — 1.0%
Elkhorn School District, General Obligation Bonds
Insured: AGM
4.000%, due 12/15/45	3,500,000	3,423,888
5.000%, due 12/15/41	1,560,000	1,726,621
		5,150,509
Nevada — 0.5%
City of Reno NV, Revenue Bonds
Series A1 Insured: AGM
4.000%, due 6/1/46	1,050,000	1,017,180
Clark County School District, General Obligation Bonds
Series C
2.000%, due 6/15/28	1,425,000	1,335,930
		2,353,110

	Principal Amount	Value
Municipal Bonds (continued)
New Hampshire — 0.5%
New Hampshire Health and Education Facilities Authority Act, Revenue Bonds
Insured: BAM
5.000%, due 7/1/37	$840,000	$935,243
Series B Insured: BAM
4.000%, due 8/1/33	1,480,000	1,451,161
		2,386,404
New Jersey — 3.9%
Berlin Borough School District, General Obligation Bonds
Insured: AGM
4.000%, due 3/1/39	1,210,000	1,225,037
4.000%, due 3/1/40	1,255,000	1,265,515
4.000%, due 3/1/41	1,310,000	1,316,835
City of Orange Township NJ, General Obligation Bonds
Insured: AGM ST AID WITHHLDG
4.000%, due 12/1/24	675,000	675,158
Maywood School District, General Obligation Bonds
Insured: BAM SCH BD RES FD
3.000%, due 7/15/33	645,000	613,126
Mountain Lakes School District, General Obligation Bonds
Insured: SCH BD RES FD
2.000%, due 8/1/25	250,000	246,207
New Jersey Transportation Trust Fund Authority, Revenue Bonds
Series C Insured: BHAC-CR AMBAC
3.800%, due 12/15/24(b)	965,000	960,508
Series C Insured: BHAC-CR MBIA
3.160%, due 12/15/27(b)	1,305,000	1,183,161
Series C Insured: NATL
3.530%, due 12/15/30(b)	2,940,000	2,373,571
New Jersey Turnpike Authority, Revenue Bonds
Series 4 Insured: AGM
5.250%, due 1/1/26	3,375,000	3,425,647
Newark Parking Authority (The), Revenue Bonds
Insured: AGM
5.250%, due 2/1/43	500,000	522,595
5.500%, due 2/1/51	1,000,000	1,047,716
North Hudson Sewerage Authority, Revenue Bonds
Series A Insured: NATL
3.340%, due 8/1/25(b)	1,450,000	1,414,271
South Jersey Transportation Authority, Revenue Bonds
Insured: BAM
5.250%, due 11/1/52	2,250,000	2,423,104
Series A Insured: AGC-CR
4.000%, due 11/1/50	1,305,000	1,274,899
		19,967,350

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Insured ETF (continued)

October 31, 2024 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
New Mexico — 0.3%
University of New Mexico (The), Revenue Bonds
Insured: AGM
5.500%, due 6/1/53	$1,485,000	$1,637,439

New York — 6.3%
Amherst Development Corp., Revenue Bonds
Insured: BAM
4.000%, due 10/1/42	3,905,000	3,792,422
Series A Insured: AGM
5.000%, due 10/1/32	1,560,000	1,617,598
City of Long Beach NY, General Obligation Bonds
Series B Insured: BAM
5.250%, due 7/15/35	400,000	439,211
5.250%, due 7/15/36	300,000	328,302
5.250%, due 7/15/37	325,000	354,523
5.250%, due 7/15/42	1,800,000	1,925,181
County of Nassau NY, General Obligation Bonds
Series A Insured: AGM-CR
4.125%, due 4/1/47	2,975,000	2,980,576
Metropolitan Transportation Authority, Revenue Bonds
Series 1
4.000%, due 11/15/46	500,000	478,445
Series 1 Insured: BAM
5.000%, due 11/15/33	4,000,000	4,063,850
Series A1
5.000%, due 11/15/29	500,000	509,266
Series E
4.000%, due 11/15/45	450,000	432,252
New York City Industrial Development Agency, Revenue Bonds
Insured: AGM
3.000%, due 3/1/49	1,265,000	984,452
New York Convention Center Development Corp., Revenue Bonds
Series B Insured: BAM
4.130%, due 11/15/36(b)	4,400,000	2,689,032
4.800%, due 11/15/55(b)	1,825,000	418,837
New York Liberty Development Corp., Revenue Bonds
Series 1WTC Insured: BAM
4.000%, due 2/15/43	1,480,000	1,451,620
New York Power Authority, Revenue Bonds
Insured: AGM
4.000%, due 11/15/47	2,530,000	2,483,970
Series A Insured: AGM
5.250%, due 11/15/39	1,000,000	1,166,360
5.250%, due 11/15/41	1,000,000	1,152,839
New York State Dormitory Authority, Revenue Bonds
Insured: AGC
5.250%, due 10/1/42	1,650,000	1,821,216

	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
Series A Insured: AGM
4.000%, due 10/1/36	$5,000	$5,216
New York Transportation Development Corp., Revenue Bonds
Insured: AGM
5.125%, due 6/30/60	2,000,000	2,051,490
Port Authority of New York & New Jersey, Revenue Bonds
Series 231ST
5.500%, due 8/1/52	765,000	819,589
		31,966,247
North Carolina — 3.4%
Charlotte-Mecklenburg Hospital Authority (The), Revenue Bonds
Series B
4.000%, due 1/15/38(a)(c)	860,000	860,000
Series H
3.600%, due 1/15/48(a)(c)	2,500,000	2,500,000
Greater Asheville Regional Airport Authority, Revenue Bonds
Insured: AGM
5.250%, due 7/1/41	1,405,000	1,522,793
5.250%, due 7/1/43	1,625,000	1,747,984
Series A Insured: AGM
5.250%, due 7/1/41	3,250,000	3,495,673
5.500%, due 7/1/52	1,675,000	1,786,417
North Carolina Turnpike Authority, Revenue Bonds
Insured: AGM
5.000%, due 1/1/49	3,325,000	3,437,361
Series B Insured: AGM
4.800%, due 1/1/53(b)	7,000,000	1,786,395
		17,136,623
Ohio — 2.3%
City of Toledo OH, General Obligation Bonds
Insured: AGM
5.500%, due 12/1/42	3,000,000	3,328,940
Cloverleaf Local School District, Certificates of Participation
Insured: BAM
5.375%, due 12/1/39	1,780,000	1,873,303
5.500%, due 12/1/42	955,000	1,003,130
County of Cuyahoga OH, Revenue Bonds
5.000%, due 2/15/28	500,000	515,518
Green Local School District/Summit County, Certificates of Participation
Insured: AGM
5.500%, due 11/1/47	3,000,000	3,195,849
Port of Greater Cincinnati Development Authority, Revenue Bonds
Series C Insured: AGM
5.250%, due 12/1/48	750,000	810,311

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Insured ETF (continued)

October 31, 2024 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
Ohio (continued)
State of Ohio, Revenue Bonds
Insured: AGM
5.000%, due 12/31/26	$1,000,000	$1,006,596
		11,733,647
Oregon — 0.5%
City of Newport OR, General Obligation Bonds
Series B Insured: AGC
3.320%, due 6/1/26(b)	1,355,000	1,286,209
Umatilla County School District No 6R Umatilla, General Obligation Bonds
Series B Insured: SCH BD GTY
4.750%, due 6/15/43(b)	2,800,000	1,165,445
		2,451,654
Pennsylvania — 4.2%
City of Philadelphia PA Airport Revenue, Revenue Bonds
Insured: AGM
4.000%, due 7/1/39	1,335,000	1,315,832
City of Philadelphia PA Water & Wastewater Revenue, Revenue Bonds
Series C Insured: AGC
5.000%, due 9/1/44	1,300,000	1,407,221
County of Lehigh PA, Revenue Bonds
Series A Insured: AGM-CR
4.000%, due 7/1/49	1,500,000	1,428,981
Delaware Valley Regional Finance Authority, Revenue Bonds
Series B Insured: AMBAC
5.700%, due 7/1/27	95,000	100,969
Indiana County Industrial Development Authority, Revenue Bonds
Insured: BAM
5.000%, due 5/1/31	870,000	933,115
Montgomery County Higher Education and Health Authority, Revenue Bonds
Insured: AGC-CR
4.000%, due 9/1/44	1,040,000	1,016,993
Pennsylvania Economic Development Financing Authority, Revenue Bonds
Insured: AGM
5.500%, due 6/30/42	3,625,000	3,979,202
Pennsylvania Economic Development Financing Authority Parking System Revenue, Revenue Bonds
Series BA Insured: CNTY GTD-BAM TCRS
3.730%, due 1/1/31(b)	775,000	617,098
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds
Series A Insured: AGC
3.853%, (0.670*3 Month SOFR + 0.60%), due 7/1/27(a)	85,000	84,197

	Principal Amount	Value
Municipal Bonds (continued)
Pennsylvania (continued)
Pennsylvania Turnpike Commission, Revenue Bonds
Series A Insured: BAM
5.000%, due 12/1/44	$1,595,000	$1,676,259
Pittsburgh Water & Sewer Authority, Revenue Bonds
Series A Insured: AGM
5.000%, due 9/1/37	1,350,000	1,503,180
5.000%, due 9/1/38	1,420,000	1,575,006
Reading School District, General Obligation Bonds
Series B Insured: NATL ST AID WITHHLDG
4.100%, due 1/15/30(b)	640,000	518,047
School District of Philadelphia (The), General Obligation Bonds
Series F Insured: BAM-TCRS ST AID WITHHLDG
5.000%, due 9/1/27	5,000	5,189
Tulpehocken Area School District, General Obligation Bonds
Insured: BAM
5.250%, due 10/1/49	3,755,000	3,954,251
Westmoreland County Municipal Authority, Revenue Bonds
Insured: BAM
5.000%, due 8/15/38	1,115,000	1,125,208
		21,240,748
Puerto Rico — 0.1%
Puerto Rico Electric Power Authority, Revenue Bonds
Series UU Insured: AGM
3.772%, (0.67*3-Month SOFR + 0.52%), due 7/1/29(a)	510,000	494,515

Rhode Island — 0.6%
Providence Public Building Authority, Revenue Bonds
Series A Insured: AGC
5.250%, due 9/15/41	2,000,000	2,201,514
Rhode Island Health and Educational Building Corp., Revenue Bonds
Series A Insured: AGM MUN GOVT GTD
5.000%, due 5/15/25	1,000,000	1,008,195
		3,209,709
South Carolina — 1.6%
Inman Campobello Water District, Revenue Bonds
Insured: BAM
5.000%, due 6/1/48	2,845,000	2,999,845
Piedmont Municipal Power Agency, Revenue Bonds
Insured: NATL
5.375%, due 1/1/25	900,000	902,391

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Insured ETF (continued)

October 31, 2024 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
South Carolina (continued)
South Carolina Public Service Authority, Revenue Bonds
Series E Insured: AGM
5.250%, due 12/1/37	$2,000,000	$2,232,166
5.750%, due 12/1/52	600,000	664,354
Spartanburg County School District No 4, General Obligation Bonds
Series A Insured: SCSDE
5.000%, due 3/1/42	1,470,000	1,596,061
		8,394,817
South Dakota — 2.1%
Baltic School District No 49-1, General Obligation Bonds
Series 1 Insured: AGM
5.250%, due 12/1/47	1,780,000	1,892,584
5.500%, due 12/1/51	3,080,000	3,309,498
Brookings School District No 005-1, General Obligation Bonds
Series 1 Insured: AGM
5.250%, due 6/15/35	500,000	568,564
5.250%, due 6/15/38	750,000	844,504
City of Brandon SD Water Utility Revenue, Revenue Bonds
Insured: BAM
4.250%, due 8/1/42	1,470,000	1,476,066
5.500%, due 8/1/47	1,000,000	1,100,781
De Smet School District No 38-2, General Obligation Bonds
Series 2 Insured: BAM
5.000%, due 8/1/47	1,300,000	1,367,777
		10,559,774
Tennessee — 0.1%
Chattanooga Health Educational & Housing Facility Board, Revenue Bonds
5.000%, due 10/1/27	550,000	555,524

Texas — 15.5%
Arlington Higher Education Finance Corp., Revenue Bonds
Insured: PSF-GTD
5.000%, due 8/15/42	3,190,000	3,447,920
City of Aubrey TX, General Obligation Bonds
Series A Insured: AGC
3.000%, due 2/15/42	2,160,000	1,846,027
City of Aubrey TX, Special Assessment
Insured: BAM
5.000%, due 9/1/40	1,000,000	1,079,616
City of Canyon TX, General Obligation Bonds
Insured: AGM
5.000%, due 2/15/33	1,205,000	1,319,122
City of Georgetown TX Utility System Revenue, Revenue Bonds
Insured: BAM
5.250%, due 8/15/48	1,175,000	1,261,173

	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
Comal County Water Control & Improvement District No 6, General Obligation Bonds
Insured: AGM
4.000%, due 9/1/46	$1,880,000	$1,776,434
4.000%, due 9/1/47	1,980,000	1,857,605
County of Fort Bend TX Toll Road Revenue, Revenue Bonds
Insured: AGM
4.250%, due 3/1/49	3,750,000	3,649,202
Denton Independent School District, General Obligation Bonds
Insured: PSF-GTD
2.000%, due 8/15/39	3,000,000	2,155,647
2.000%, due 8/15/40	3,000,000	2,100,784
El Paso County Hospital District, General Obligation Bonds
Insured: AGC
5.000%, due 8/15/43	4,230,000	4,521,797
Fort Bend County Municipal Utility District No 134B, General Obligation Bonds
Insured: AGM
6.500%, due 3/1/28	390,000	428,474
Fort Bend County Municipal Utility District No 169, General Obligation Bonds
Series B Insured: BAM
4.000%, due 12/1/26	585,000	592,639
Galveston County Municipal Utility District No 56, General Obligation Bonds
Insured: AGM
6.875%, due 6/1/29	625,000	712,207
Georgetown Independent School District, General Obligation Bonds
Insured: PSF-GTD
2.500%, due 8/15/35	2,220,000	1,877,339
3.000%, due 8/15/41	2,670,000	2,300,312
Guadalupe-Blanco River Authority, Revenue Bonds
Insured: BAM
6.000%, due 8/15/42	1,975,000	2,208,312
Harris County Municipal Utility District No 171, General Obligation Bonds
Insured: BAM
7.000%, due 12/1/28	930,000	1,050,701
7.000%, due 12/1/29	905,000	1,045,132
Harris County Municipal Utility District No 423, General Obligation Bonds
Series A Insured: BAM
5.000%, due 4/1/44	1,800,000	1,811,315
6.000%, due 4/1/30	350,000	369,691
6.000%, due 4/1/31	350,000	369,019
6.000%, due 4/1/32	375,000	394,910
Harris County Municipal Utility District No 457, General Obligation Bonds
Insured: AGM
4.125%, due 3/1/47	1,670,000	1,573,834

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Insured ETF (continued)

October 31, 2024 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
Harris County Municipal Utility District No 489, General Obligation Bonds
Insured: BAM
6.000%, due 9/1/27	$980,000	$1,049,934
6.000%, due 9/1/28	980,000	1,071,158
6.000%, due 9/1/29	705,000	785,551
Series A Insured: AGM
6.500%, due 9/1/29	1,000,000	1,082,602
Harris County Municipal Utility District No 490, General Obligation Bonds
Insured: AGM
5.000%, due 9/1/45	805,000	826,733
5.000%, due 9/1/46	855,000	878,232
Harris County Municipal Utility District No 536, General Obligation Bonds
Insured: BAM
6.000%, due 9/1/28	2,600,000	2,781,615
Harris County Water Control & Improvement District No 158, General Obligation Bonds
Insured: BAM
5.000%, due 9/1/48	1,500,000	1,519,685
7.000%, due 9/1/28	360,000	404,394
7.000%, due 9/1/29	380,000	436,744
Harris County-Houston Sports Authority, Revenue Bonds
Series A Insured: AGM NATL-RE
3.290%, due 11/15/38(b)	2,000,000	1,004,225
Series A3 Insured: NATL
3.280%, due 11/15/33(b)	1,075,000	634,465
Kaufman County Municipal Utility District No 3, General Obligation Bonds
Insured: AGM
5.000%, due 3/1/48	1,560,000	1,585,706
5.125%, due 3/1/46	1,415,000	1,448,103
Lazy Nine Municipal Utility District No 1B, General Obligation Bonds
Insured: BAM
4.125%, due 3/1/39	605,000	593,161
Leander Municipal Utility District No 1, General Obligation Bonds
Insured: AGM
6.375%, due 8/15/30	1,700,000	1,835,989
Love Field Airport Modernization Corp., Revenue Bonds
Insured: AGM
4.000%, due 11/1/35	3,195,000	3,183,976
Lower Colorado River Authority, Revenue Bonds
Insured: AGM
5.500%, due 5/15/48	1,885,000	2,055,933
Matagorda County Navigation District No 1, Revenue Bonds
Series A Insured: AMBAC
4.400%, due 5/1/30	500,000	521,917

	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
Montgomery County Municipal Utility District No 95, General Obligation Bonds
Insured: BAM
5.000%, due 9/1/41	$2,000,000	$2,032,496
Montgomery County Municipal Utility District No 99, General Obligation Bonds
Insured: AGM
6.750%, due 9/1/29	1,550,000	1,699,628
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds
Series B1 Insured: AGM
4.000%, due 7/1/30	155,000	156,347
Rockett Special Utility District, Revenue Bonds
Insured: AGM
3.000%, due 7/10/25	545,000	542,602
Texas Municipal Power Agency, Revenue Bonds
Insured: AGM
3.000%, due 9/1/35	1,345,000	1,232,759
Texas Public Finance Authority, Revenue Bonds
Insured: BAM
5.250%, due 5/1/39	600,000	650,935
5.250%, due 5/1/42	500,000	535,643
Texas State Technical College, Revenue Bonds
Insured: AGM
5.250%, due 8/1/36	1,015,000	1,136,617
5.500%, due 8/1/42	4,000,000	4,464,993
Williamson County Municipal Utility District No 25, General Obligation Bonds
Insured: AGM
4.500%, due 8/15/44	1,190,000	1,190,273
Williamson-Liberty Hill Municipal Utility District, General Obligation Bonds
Insured: BAM
6.000%, due 9/1/32	1,675,000	1,805,805
		78,897,433
Utah — 1.3%
City of Salt Lake City UT Airport Revenue, Revenue Bonds
Series A
5.000%, due 7/1/47	2,660,000	2,688,054
Series A Insured: AGM-CR
4.000%, due 7/1/51	2,385,000	2,194,947
Heber Light & Power Co., Revenue Bonds
Insured: BAM
5.000%, due 12/15/47	1,000,000	1,048,995
Vineyard Redevelopment Agency, Tax Allocation
Insured: AGM
5.000%, due 5/1/25	615,000	619,814
5.000%, due 5/1/26	260,000	267,037
		6,818,847

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Insured ETF (continued)

October 31, 2024 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
Virginia — 0.5%
City of Suffolk VA, General Obligation Bonds
Series A Insured: ST AID WITHHLDG
1.875%, due 2/1/38	$1,330,000	$979,097
Virginia Commonwealth Transportation Board, Revenue Bonds
Series RF Insured: NATL-IBC
3.520%, due 4/1/25(b)	1,620,000	1,596,551
		2,575,648
Washington — 0.6%
State of Washington, General Obligation Bonds
Series F Insured: NATL
3.090%, due 12/1/26(b)	3,000,000	2,814,383

West Virginia — 0.2%
West Virginia University, Revenue Bonds
Series A Insured: AMBAC
3.880%, due 4/1/25(b)	1,000,000	984,071

Wisconsin — 1.7%
City of Milwaukee WI, General Obligation Bonds
Series N3 Insured: BAM
5.000%, due 4/1/30	645,000	702,349
City of Shawano WI Electric System Revenue, Revenue Bonds
Insured: AGM
4.500%, due 5/1/48	1,250,000	1,252,494
4.550%, due 5/1/43	1,015,000	1,032,016
5.000%, due 5/1/31	1,655,000	1,780,828
Monroe School District, General Obligation Bonds
Insured: AGM
4.000%, due 3/1/43	2,000,000	1,999,070
Viroqua Area School District, General Obligation Bonds
Insured: AGM
4.000%, due 3/1/41	1,455,000	1,437,928
Wisconsin Center District, Revenue Bonds
Series A Insured: BAM
7.720%, due 12/15/37(b)	1,150,000	658,835
		8,863,520
Wyoming — 0.6%
Snake River Sporting Club Improvement & Service District, General Obligation Bonds
Series A Insured: BAM
5.500%, due 7/15/48	1,100,000	1,182,217
Sweetwater County 2023 Specific Purpose Tax Joint Powers Board, Revenue Bonds
Insured: AGM-CR
5.000%, due 6/15/28	1,790,000	1,911,616
		3,093,833

Principal Amount	Value
Total Municipal Bonds
(Cost $498,289,731)	$504,712,914

	Shares	Value
Short-Term Investment — 0.6%
Money Market Fund — 0.6%
Dreyfus Government Cash Management Fund, Institutional Shares, Class I, 4.76%(e)
(Cost $2,918,454)	2,918,454	2,918,454

Total Investments — 99.5% (Cost $501,208,185)		507,631,368
Other Assets and Liabilities, Net — 0.5%		2,615,252
Net Assets — 100.0%		$510,246,620

(a)Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of October 31, 2024.

(b)The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.

(c)Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.

(d)Less than 0.05%.

(e)Reflects the 7-day yield at October 31, 2024.

Abbreviations
AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- Ambac Assurance Corp.
BAM	- Build America Mutual Assurance Co.
BHAC-CR	- Berkshire Hathaway Assurance Corp. Custodial Receipts
CR	- Custodial Receipts
FGIC	- Financial Guaranty Insurance Co.
GTD	- Guaranteed.
IBC	- Insured Bond Certificate
ICC	- Insured Custody Certificate
MBIA	- MBIA Insurance Corp.
MUN GOVT GTD	- Municipal Government Guaranteed
NATL	- National Public Finance Guarantee Corp.
PSF-GTD	- Permanent School Fund Guaranteed.
SCH BD GTY	- School Bond Guaranty Program
SCH BD RES FD	- School Board Resolution Fund
SCSDE	- South Carolina Department of Education
SOFR	- Secured Financing Overnight Rate
ST AID WITHHLDG	- State Aid Withholding
ST INTERCEPT	- State Tax Intercept
TCRS	- Transferable Custodial Receipts

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Insured ETF (continued)

October 31, 2024 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2024. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(f)
Municipal Bonds	$—	$504,712,914	$—	$504,712,914
Short-Term Investment:
Money Market Fund	2,918,454	—	—	2,918,454
Total Investments in Securities	$2,918,454	$504,712,914	$—	$507,631,368

(f)For a complete listing of investments and their states, see the Schedule of Investments.

For the period ended October 31, 2024, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Intermediate ETF

October 31, 2024 (unaudited)

	Principal Amount	Value
Long-Term Bonds — 98.7%
Commercial Mortgage-Backed Securities — 0.4%
New Hampshire — 0.3%
New Hampshire Business Finance Authority
Series 2024-1 A, 4.250%, due 7/1/51	$993,733	$972,135
Series A, 3.625%, due 8/20/39	1,097,258	1,025,289
		1,997,424
Washington — 0.1%
Washington State Housing Finance Commission
Series 2024-1 A, 4.084%, due 3/20/40(a)(b)	999,564	962,776

Total Commercial Mortgage-Backed Securities
(Cost $2,945,041)		2,960,200

Municipal Bonds — 98.3%
Alabama — 3.4%
Alabama Housing Finance Authority, Revenue Bonds
Series H
5.000%, due 6/1/26(a)(b)	500,000	503,788
Black Belt Energy Gas District, Revenue Bonds
Series A
5.250%, due 5/1/55(a)(b)	1,495,000	1,619,606
Series A-1
4.000%, due 12/1/49(a)(b)	600,000	602,516
Series B
4.000%, due 10/1/52(a)(b)	1,760,000	1,767,567
5.000%, due 10/1/55(a)(b)	4,000,000	4,247,318
5.250%, due 12/1/53(a)(b)	2,000,000	2,160,896
Series B-2
3.890%, (Municipal Swap Index + 0.65%), due 4/1/53(b)	900,000	874,692
Series C
5.000%, due 5/1/55(a)(b)	3,930,000	4,195,262
Series C-1
5.250%, due 6/1/26	1,800,000	1,841,040
Series F
5.500%, due 11/1/53(a)(b)	1,000,000	1,062,631
Montgomery County Public Facilities Authority, Revenue Bonds
Series A
4.000%, due 3/1/33	660,000	686,470
Southeast Energy Authority A Cooperative District, Revenue Bonds
Series 1
5.500%, due 1/1/53(a)(b)	3,000,000	3,232,367
Series C
5.000%, due 11/1/55(a)(b)	1,200,000	1,290,017
Town of Pike Road AL, General Obligation Bonds
5.000%, due 3/1/39	720,000	788,664
		24,872,834

	Principal Amount	Value
Municipal Bonds (continued)
Alaska — 0.3%
Alaska Municipal Bond Bank Authority, Revenue Bonds
Series ONE
5.000%, due 12/1/35	$500,000	$550,394
5.000%, due 12/1/37	650,000	713,569
5.000%, due 12/1/39	1,000,000	1,092,425
		2,356,388
Arizona — 1.2%
Arizona Industrial Development Authority, Revenue Bonds
5.000%, due 1/1/42(a)(b)	2,500,000	2,579,091
Series A
5.000%, due 11/1/31	550,000	583,646
Series A Insured: BAM
5.000%, due 6/1/31	300,000	319,529
5.000%, due 6/1/32	325,000	343,053
Series A Insured: HUD SECT 8
5.000%, due 10/1/44(a)(b)	1,000,000	1,023,003
City of Lake Havasu City AZ Wastewater System Revenue, Revenue Bonds
Series B Insured: AGM
5.000%, due 7/1/40	1,250,000	1,256,178
Maricopa County & Phoenix Industrial Development Authorities, Revenue Bonds
Series C Insured: GNMA/FNMA/FHLMC
6.250%, due 3/1/55	1,000,000	1,111,731
Maricopa County Industrial Development Authority, Revenue Bonds
Insured: SD CRED PROG
5.000%, due 7/1/37	300,000	305,894
Maricopa County Pollution Control Corp., Revenue Bonds
Series B
3.600%, due 4/1/40	1,000,000	897,940
		8,420,065
Arkansas — 0.3%
Bentonville School District No 6, General Obligation Bonds
Series D Insured: ST AID WITHHLDG
2.000%, due 6/1/35	1,000,000	788,262
City of Batesville AR Sales & Use Tax, Revenue Bonds
Series B Insured: BAM
5.000%, due 2/1/39	500,000	524,581
Little Rock School District, General Obligation Bonds
Series A Insured: AGM ST AID WITHHLDG
2.000%, due 2/1/36	1,000,000	762,672
University of Central Arkansas, Revenue Bonds
Series A Insured: AGM
5.000%, due 11/1/34	400,000	411,834
		2,487,349

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Intermediate ETF (continued)

October 31, 2024 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
California — 5.4%
California Community Choice Financing Authority, Revenue Bonds
5.250%, due 1/1/54(a)(b)	$5,185,000	$5,566,945
Series B
5.000%, due 1/1/55(a)(b)	4,750,000	5,101,176
Series C
5.000%, due 8/1/55(a)(b)	2,000,000	2,142,996
California Health Facilities Financing Authority, Revenue Bonds
5.000%, due 11/15/49	250,000	252,931
California Infrastructure & Economic Development Bank, Revenue Bonds
Series A
3.250%, due 8/1/29	500,000	501,570
5.000%, due 7/1/40	2,030,000	2,188,316
California Municipal Finance Authority, Certificates of Participation
Series A Insured: AGM
5.000%, due 11/1/28	250,000	266,835
5.000%, due 11/1/29	125,000	135,224
5.000%, due 11/1/30	410,000	447,380
5.000%, due 11/1/32	225,000	248,964
5.000%, due 11/1/33	1,175,000	1,291,067
California Municipal Finance Authority, Revenue Bonds
5.000%, due 5/15/31	400,000	422,640
Series A Insured: HUD SECT 8
5.000%, due 8/1/26(a)(b)	1,000,000	1,011,606
Series TX Insured: CA MTG INS
5.500%, due 11/15/27	500,000	500,112
California State Public Works Board, Revenue Bonds
Series D
5.000%, due 11/1/25	2,580,000	2,631,753
California Statewide Communities Development Authority, Revenue Bonds
1.750%, due 9/1/29	1,000,000	895,243
City of Long Beach CA Airport System Revenue, Revenue Bonds
Series B Insured: AGM
5.000%, due 6/1/29	150,000	165,604
City of San Mateo CA, Special Tax
Insured: BAM
5.250%, due 9/1/35	1,000,000	1,110,422
Clovis Unified School District, General Obligation Bonds
Series B Insured: NATL
3.080%, due 8/1/30(c)	1,500,000	1,257,999
County of Sacramento CA Airport System Revenue, Revenue Bonds
5.000%, due 7/1/43	1,250,000	1,400,591
Series B
5.000%, due 7/1/41	1,000,000	1,023,209

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Grossmont Union High School District, General Obligation Bonds
Series F Insured: AGM
3.430%, due 8/1/33(c)	$1,465,000	$960,061
Hercules Redevelopment Agency Successor Agency, Tax Allocation
Series A Insured: AGM
5.000%, due 8/1/37	500,000	555,311
Kelseyville Unified School District, General Obligation Bonds
Series C Insured: AGM
3.710%, due 8/1/31(c)	150,000	118,289
3.740%, due 8/1/33(c)	35,000	25,272
Northern California Energy Authority, Revenue Bonds
5.000%, due 12/1/54(a)(b)	1,000,000	1,060,366
San Joaquin Hills Transportation Corridor Agency, Revenue Bonds
Series B
5.250%, due 1/15/49	500,000	500,994
Santa Clara Unified School District, General Obligation Bonds
3.250%, due 7/1/44	660,000	584,148
Southern California Public Power Authority, Revenue Bonds
Series A
5.000%, due 4/1/55(a)(b)	1,560,000	1,658,077
State of California, General Obligation Bonds
4.000%, due 9/1/32	500,000	506,433
5.250%, due 8/1/44	1,000,000	1,140,008
University of California, Revenue Bonds
Series BN
5.500%, due 5/15/40	1,875,000	2,190,866
Series BW
5.000%, due 5/15/33	1,630,000	1,891,813
		39,754,221
Colorado — 1.3%
Arapahoe County School District No 5 Cherry Creek, General Obligation Bonds
Series B Insured: ST AID WITHHLDG
2.000%, due 12/15/26	500,000	483,202
Baseline Metropolitan District No 1, General Obligation Bonds
Series A Insured: AGC
5.000%, due 12/1/31	1,000,000	1,091,749
Canyons Metropolitan District No 5, General Obligation Bonds
Series A Insured: BAM
5.000%, due 12/1/33	250,000	277,816
5.000%, due 12/1/34	250,000	278,675
5.000%, due 12/1/39	1,085,000	1,190,237
City & County of Denver CO Pledged Excise Tax Revenue, Revenue Bonds
Series A
5.000%, due 8/1/44	1,000,000	1,018,474

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Intermediate ETF (continued)

October 31, 2024 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
Colorado (continued)
Colorado Health Facilities Authority, Revenue Bonds
Series A
4.000%, due 8/1/44	$250,000	$238,646
5.000%, due 5/15/36	1,000,000	1,105,301
5.000%, due 11/15/59(a)(b)	1,000,000	1,082,873
Series A-1 Insured: BAM
5.000%, due 8/1/35	105,000	111,671
Colorado Housing and Finance Authority, Revenue Bonds
Series K Insured: GNMA COLL
3.875%, due 5/1/50	450,000	450,770
E-470 Public Highway Authority, Revenue Bonds
Series B
3.979%, (SOFR + 0.75%), due 9/1/39(b)	1,040,000	1,039,807
Gold Hill Mesa Metropolitan District No 2, General Obligation Bonds
Series A Insured: BAM
5.000%, due 12/1/28	145,000	153,555
5.000%, due 12/1/29	145,000	155,271
5.250%, due 12/1/37	200,000	217,086
Grand River Hospital District, General Obligation Bonds
Insured: AGM
5.250%, due 12/1/37	425,000	439,223
		9,334,356
Connecticut — 2.6%
City of Bridgeport CT, General Obligation Bonds
Series A
5.000%, due 11/1/33	600,000	626,388
5.000%, due 9/1/38	1,250,000	1,362,663
City of New Britain CT, General Obligation Bonds
Series A Insured: BAM
5.000%, due 3/1/36	400,000	439,125
Series B Insured: AGM
5.250%, due 9/1/30	600,000	642,276
City of West Haven CT, General Obligation Bonds
Insured: BAM
4.000%, due 9/15/27	240,000	245,441
4.000%, due 9/15/28	290,000	298,553
Connecticut State Health & Educational Facilities Authority, Revenue Bonds
Series 1
5.000%, due 7/1/33	350,000	362,144
Series B
5.000%, due 7/1/35	1,355,000	1,508,391
5.000%, due 7/1/49(a)(b)	1,300,000	1,402,272
State of Connecticut, General Obligation Bonds
Series A
5.000%, due 4/15/38	5,500,000	5,760,073

	Principal Amount	Value
Municipal Bonds (continued)
Connecticut (continued)
State of Connecticut Special Tax Revenue, Revenue Bonds
Series A
4.000%, due 5/1/39	$1,500,000	$1,512,698
5.000%, due 8/1/34	3,000,000	3,027,832
5.250%, due 7/1/40	1,000,000	1,124,103
Town of Hamden CT, General Obligation Bonds
Insured: BAM
5.000%, due 8/15/32	350,000	391,054
		18,703,013
Delaware — 0.3%
Delaware State Housing Authority, Revenue Bonds
Series A Insured: GNMA/FNMA/FHLMC
5.750%, due 1/1/55	1,150,000	1,244,535
Series D Insured: GNMA/FNMA/FHLMC
5.500%, due 7/1/55	1,200,000	1,293,043
		2,537,578
District of Columbia — 1.6%
District of Columbia, General Obligation Bonds
Series D
5.000%, due 6/1/42	1,485,000	1,528,272
District of Columbia Housing Finance Agency, Revenue Bonds
4.000%, due 9/1/40(a)(b)	3,035,000	3,038,036
5.000%, due 7/1/26(a)(b)	2,014,000	2,031,839
5.000%, due 10/1/41(a)(b)	2,000,000	2,048,854
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Revenue Bonds
Series B
6.500%, due 10/1/44	3,000,000	3,284,542
		11,931,543
Florida — 3.8%
Capital Trust Agency, Inc., Revenue Bonds
Series A
5.350%, due 7/1/29	1,045,000	1,046,439
City of Lauderhill FL Water & Sewer Revenue, Revenue Bonds
Insured: AGM
5.000%, due 10/1/48	1,000,000	1,071,087
City of Miami Beach FL, Revenue Bonds
5.000%, due 9/1/45	1,000,000	1,005,836
City of Miami Beach FL Water & Sewer Revenue, Revenue Bonds
Series A
4.000%, due 12/1/34	1,000,000	1,033,964
City of Tampa FL, Special Assessment
5.250%, due 5/1/46	2,060,000	2,141,534

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Intermediate ETF (continued)

October 31, 2024 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
Florida (continued)
City of West Palm Beach FL Utility System Revenue, Revenue Bonds
Series A
5.000%, due 10/1/42	$3,500,000	$3,620,669
County of Miami-Dade FL Aviation Revenue, Revenue Bonds
Series A
4.000%, due 10/1/38	400,000	399,825
County of Miami-Dade FL Transit System, Revenue Bonds
5.000%, due 7/1/43	1,870,000	2,020,092
County of Okeechobee FL, Revenue Bonds
Series A
3.800%, due 7/1/39(a)(b)	1,000,000	1,007,931
County of Pasco FL, Revenue Bonds
Insured: AGM
5.250%, due 9/1/29	1,000,000	1,092,336
Series A Insured: AGM
5.250%, due 9/1/28	1,000,000	1,076,755
Florida Housing Finance Corp., Revenue Bonds
Series 5 Insured: GNMA/FNMA/FHLMC
6.250%, due 1/1/55	1,040,000	1,151,438
Series G
4.500%, due 5/1/26(a)(b)	3,000,000	3,004,323
Fort Pierce Utilities Authority, Revenue Bonds
Series A Insured: AGM
5.000%, due 10/1/31	400,000	441,006
5.000%, due 10/1/33	200,000	221,516
5.000%, due 10/1/37	425,000	463,417
5.000%, due 10/1/39	475,000	512,153
Hillsborough County Industrial Development Authority, Revenue Bonds
Series B
4.000%, due 11/1/38(a)(b)	500,000	500,000
JEA Water & Sewer System Revenue, Revenue Bonds
Series A
5.250%, due 10/1/49	1,780,000	1,945,256
Julington Creek Plantation Community Development District, Special Assessment
Insured: AGM
5.500%, due 5/1/43	1,250,000	1,369,650
Palm Beach County Housing Finance Authority, Revenue Bonds
5.000%, due 2/1/27(a)(b)	1,000,000	1,018,892
Tampa Bay Water, Revenue Bonds
5.000%, due 10/1/39	1,600,000	1,772,331
		27,916,450

	Principal Amount	Value
Municipal Bonds (continued)
Georgia — 4.2%
City of Atlanta GA Water & Wastewater Revenue, Revenue Bonds
5.000%, due 11/1/40	$2,500,000	$2,514,971
Development Authority of Burke County (The), Revenue Bonds
3.375%, due 11/1/53(a)(b)	1,585,000	1,589,953
Gainesville & Hall County Hospital Authority, Revenue Bonds
5.000%, due 10/15/30	1,000,000	1,090,049
Main Street Natural Gas, Inc., Revenue Bonds
Series 2
4.929%, (SOFR + 1.70%), due 12/1/53(b)	5,000,000	5,145,039
Series A
4.000%, due 7/1/52(a)(b)	1,500,000	1,517,495
Series B
4.000%, due 8/1/49(a)(b)	3,090,000	3,091,131
5.000%, due 12/1/54(a)(b)	1,000,000	1,070,596
Series C
5.000%, due 12/1/31	1,040,000	1,108,606
5.000%, due 12/1/54(a)(b)	5,500,000	5,860,697
Series D
5.000%, due 4/1/54(a)(b)	1,000,000	1,073,654
Municipal Electric Authority of Georgia, Revenue Bonds
Series A
5.000%, due 1/1/39	3,500,000	3,628,948
Private Colleges & Universities Authority, Revenue Bonds
4.000%, due 4/1/39	450,000	454,599
Walton County Water & Sewer Authority, Revenue Bonds
5.250%, due 2/1/38	250,000	283,054
5.250%, due 2/1/39	425,000	478,424
5.250%, due 2/1/40	450,000	503,745
5.250%, due 2/1/41	400,000	445,971
5.250%, due 2/1/42	350,000	388,846
5.250%, due 2/1/43	425,000	470,567
		30,716,345
Guam — 0.1%
Antonio B Won Pat International Airport Authority, Revenue Bonds
Series B
5.000%, due 10/1/35	150,000	163,278
Guam Power Authority, Revenue Bonds
Series A
5.000%, due 10/1/34	600,000	653,835
		817,113
Hawaii — 0.3%
City & County Honolulu HI Wastewater System Revenue, Revenue Bonds
Series B
5.000%, due 7/1/36	1,000,000	1,026,787

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Intermediate ETF (continued)

October 31, 2024 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
Hawaii (continued)
State of Hawaii, General Obligation Bonds
Series FW
5.000%, due 1/1/39	$1,095,000	$1,162,071
		2,188,858
Illinois — 9.2%
Chicago Board of Education, General Obligation Bonds
Series A Insured: AGM
5.000%, due 12/1/28	1,000,000	1,051,637
Chicago O’Hare International Airport, Revenue Bonds
Insured: BAM
5.000%, due 1/1/37	1,335,000	1,478,811
Series B
5.000%, due 1/1/32	1,000,000	1,002,350
5.000%, due 1/1/39	2,700,000	2,823,516
5.000%, due 1/1/42	2,200,000	2,390,999
5.000%, due 1/1/48	1,000,000	1,059,073
5.250%, due 1/1/44	1,000,000	1,100,744
Series D
5.000%, due 1/1/41	1,000,000	1,074,586
5.000%, due 1/1/44	1,500,000	1,626,854
Chicago Park District, General Obligation Bonds
Series E Insured: BAM
4.000%, due 11/15/31	500,000	508,375
Chicago Transit Authority Sales Tax Receipts Fund, Revenue Bonds
5.250%, due 12/1/49	2,000,000	2,004,851
City of Chicago IL, General Obligation Bonds
Insured: NATL
3.170%, due 1/1/27(c)	515,000	481,034
Series A
5.000%, due 1/1/32	1,500,000	1,599,435
5.250%, due 1/1/28	1,000,000	1,002,253
5.500%, due 1/1/40	1,000,000	1,067,873
City of Chicago IL, Revenue Bonds
Insured: HUD SECT 8 FHA 221(D4)
5.000%, due 11/1/26(a)(b)	5,000,000	5,072,529
City of Joliet IL, General Obligation Bonds
Insured: BAM
5.000%, due 12/15/38	1,000,000	1,078,283
5.250%, due 12/15/39	1,000,000	1,093,099
5.250%, due 12/15/40	1,000,000	1,086,851
City of Springfield IL Electric Revenue, Revenue Bonds
Insured: BAM
3.000%, due 3/1/38	2,100,000	1,864,498
Illinois Development Finance Authority, Revenue Bonds
3.530%, due 7/15/25(c)	500,000	487,781
Illinois Finance Authority, Revenue Bonds
5.000%, due 8/15/44	2,290,000	2,296,558
Series A
4.000%, due 10/1/38	2,350,000	2,312,890
5.000%, due 8/15/30	1,300,000	1,424,520

	Principal Amount	Value
Municipal Bonds (continued)
Illinois (continued)
Illinois Housing Development Authority, Revenue Bonds
5.000%, due 2/1/27(a)(b)	$3,000,000	$3,056,676
Series A Insured: GNMA/FNMA/FHLMC
4.375%, due 10/1/41	515,000	510,487
Illinois State Toll Highway Authority, Revenue Bonds
Series A
5.000%, due 1/1/39	1,170,000	1,308,642
5.000%, due 1/1/40	1,500,000	1,509,475
Series C
5.000%, due 1/1/38	2,130,000	2,134,150
5.000%, due 1/1/39	1,650,000	1,652,860
Lake County School District No 112 North Shore, General Obligation Bonds
4.000%, due 12/1/37	1,000,000	1,020,633
Madison-Macoupin Etc Counties Community College District No 536, General Obligation Bonds
Series A Insured: AGM
5.000%, due 11/1/32	320,000	330,667
Metropolitan Pier & Exposition Authority, Revenue Bonds
4.000%, due 12/15/42	650,000	631,069
Series A
5.000%, due 12/15/28	1,500,000	1,567,485
Metropolitan Water Reclamation District of Greater Chicago, General Obligation Bonds
Series E
5.000%, due 12/1/41	1,000,000	1,023,699
Sales Tax Securitization Corp., Revenue Bonds
Series A
4.000%, due 1/1/38	1,800,000	1,799,077
5.000%, due 1/1/30	500,000	544,470
Series C
5.500%, due 1/1/36	1,500,000	1,613,837
Sangamon & Morgan Counties Community Unit School District No 16 New Berlin, General Obligation Bonds
Series A Insured: AGM
5.500%, due 12/1/36	350,000	388,215
Southwestern Illinois Development Authority, Revenue Bonds
Insured: BAM
5.500%, due 12/1/34	800,000	896,209
State of Illinois, General Obligation Bonds
Series A
5.000%, due 3/1/29	1,470,000	1,573,046
5.000%, due 3/1/30	1,000,000	1,079,449
Series CR Insured: AGM-CR
5.250%, due 2/1/34	1,000,000	1,003,367
Series D
5.000%, due 11/1/28	1,000,000	1,050,135

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Intermediate ETF (continued)

October 31, 2024 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
Illinois (continued)
Town of Cicero IL, General Obligation Bonds
Insured: BAM
5.000%, due 1/1/30	$450,000	$467,693
Union Alexander Massac Pulaski Etc Counties Community College District No 531, General Obligation Bonds
Series A Insured: BAM
5.000%, due 12/1/25	1,175,000	1,192,874
Village of Bradley IL, General Obligation Bonds
Insured: AGM
5.000%, due 12/15/39	1,125,000	1,207,463
Village of Matteson IL, Revenue Bonds
Insured: BAM
5.000%, due 12/1/29	465,000	491,527
Will County School District No 114 Manhattan, General Obligation Bonds
Insured: AGM
3.500%, due 1/1/26	840,000	840,203
Insured: BAM
5.000%, due 1/1/36	445,000	487,504
5.250%, due 1/1/39	555,000	606,127
		66,976,439
Indiana — 3.5%
Avon Community School Building Corp., Revenue Bonds
Insured: ST INTERCEPT
5.250%, due 7/15/38	1,000,000	1,126,081
Brownsburg 1999 School Building Corp., Revenue Bonds
Insured: ST INTERCEPT
5.500%, due 7/15/41	5,730,000	6,273,651
City of Bloomington IN Waterworks Revenue, Revenue Bonds
Insured: BAM
5.000%, due 7/1/39	2,690,000	2,864,456
5.000%, due 1/1/42	1,525,000	1,619,120
Greater Clark Building Corp., Revenue Bonds
Insured: ST INTERCEPT
6.000%, due 7/15/34	1,000,000	1,179,281
Series B Insured: ST INTERCEPT
6.000%, due 7/15/35	1,025,000	1,226,589
6.000%, due 7/15/36	1,000,000	1,196,020
Indiana Finance Authority, Revenue Bonds
Series A
5.000%, due 12/1/40	3,000,000	3,013,180
Indiana Housing & Community Development Authority, Revenue Bonds
Insured: FHA 223(F)
5.000%, due 10/1/26(a)(b)	2,000,000	2,013,596

	Principal Amount	Value
Municipal Bonds (continued)
Indiana (continued)
IPS Multi-School Building Corp., Revenue Bonds
Insured: ST INTERCEPT
5.250%, due 7/15/43	$1,000,000	$1,084,855
Northwestern School Building Corp., Revenue Bonds
Insured: ST INTERCEPT
6.000%, due 7/15/37	1,100,000	1,256,976
6.000%, due 7/15/38	600,000	683,054
Tippecanoe County School Building Corp., Revenue Bonds
Series B Insured: ST INTERCEPT
6.000%, due 7/15/41	500,000	584,913
Tri-Creek 2002 High School Building Corp., Revenue Bonds
Insured: ST INTERCEPT
5.500%, due 7/15/43	1,000,000	1,109,494
		25,231,266
Iowa — 1.1%
City of Coralville IA, General Obligation Bonds
Series B Insured: AGM
5.000%, due 6/1/40	1,420,000	1,491,055
City of Des Moines IA, General Obligation Bonds
Series F
2.000%, due 6/1/35	2,020,000	1,560,172
2.000%, due 6/1/36	2,060,000	1,544,558
Hampton-Dumont Community School District, Revenue Bonds
Insured: AGM
6.000%, due 6/1/29	965,000	1,051,448
Iowa Higher Education Loan Authority, Revenue Bonds
5.000%, due 10/1/34	300,000	317,282
5.000%, due 10/1/35	360,000	378,963
5.000%, due 10/1/36	365,000	383,502
Jesup Community School District, General Obligation Bonds
Insured: AGM
5.000%, due 6/1/25	440,000	443,936
5.000%, due 6/1/27	490,000	513,093
		7,684,009
Kansas — 0.2%
Kansas Development Finance Authority, Revenue Bonds
Series C
5.000%, due 6/1/43(a)(b)	1,305,000	1,348,625

Kentucky — 1.5%
City of Ashland KY, Revenue Bonds
Series A
5.000%, due 2/1/40	500,000	502,821
Kentucky Economic Development Finance Authority, Revenue Bonds
Series A
5.000%, due 1/1/45	1,000,000	1,000,903

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Intermediate ETF (continued)

October 31, 2024 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
Kentucky (continued)
Kentucky Public Energy Authority, Revenue Bonds
Series A
5.000%, due 5/1/55(a)(b)	$1,000,000	$1,060,671
Series A-1
5.250%, due 4/1/54(a)(b)	2,500,000	2,714,882
Series B
5.000%, due 1/1/55(a)(b)	2,735,000	2,931,636
Series C
4.000%, due 2/1/50(a)(b)	2,325,000	2,343,501
Louisville & Jefferson County Visitors and Convention Commission, Revenue Bonds
Insured: BAM
4.000%, due 6/1/36	75,000	74,942
Louisville/Jefferson County Metropolitan Government, Revenue Bonds
5.000%, due 10/1/32	500,000	509,740
		11,139,096
Louisiana — 1.3%
City of Lafayette LA Utilities Revenue, Revenue Bonds
Insured: BAM
5.000%, due 11/1/38	550,000	609,331
City of New Orleans LA, General Obligation Bonds
Series A Insured: BAM
5.000%, due 12/1/33	1,250,000	1,363,571
City of Shreveport LA Water & Sewer Revenue, Revenue Bonds
Series C Insured: BAM
5.000%, due 12/1/31	100,000	104,234
Louisiana Housing Corp., Revenue Bonds
Series A Insured: HUD SECT 8 FHA 221(D4)
5.000%, due 7/1/26	6,000,000	6,119,301
Louisiana Local Government Environmental Facilities & Community Development Auth, Revenue Bonds
3.500%, due 11/1/32	1,000,000	970,796
		9,167,233
Maryland — 0.8%
City of Baltimore MD, Revenue Bonds
Series A Insured: BAM
4.000%, due 7/1/38	900,000	909,829
County of Prince George’s MD, General Obligation Bonds
Series A
5.000%, due 7/15/33	995,000	1,059,789
Maryland Community Development Administration, Revenue Bonds
Series A
1.900%, due 9/1/31	1,505,000	1,287,578
Series A Insured: GNMA/FNMA/FHLMC
5.000%, due 9/1/42	1,000,000	1,032,606

	Principal Amount	Value
Municipal Bonds (continued)
Maryland (continued)
Maryland Stadium Authority, Revenue Bonds
Insured: ST INTERCEPT
5.000%, due 5/1/42	$1,820,000	$1,882,171
		6,171,973
Massachusetts — 0.6%
Commonwealth of Massachusetts, General Obligation Bonds
Series C
5.000%, due 5/1/46	1,250,000	1,305,529
Massachusetts Bay Transportation Authority Sales Tax Revenue, Revenue Bonds
Series A
5.610%, due 7/1/31(c)	1,000,000	802,458
Massachusetts Department of Transportation, Revenue Bonds
Series A Insured: NATL
3.170%, due 1/1/29(c)	570,000	499,925
Massachusetts Development Finance Agency, Revenue Bonds
Series E
5.000%, due 7/1/37	500,000	506,308
Massachusetts Housing Finance Agency, Revenue Bonds
Series 2
0.800%, due 12/1/25	540,000	518,889
Massachusetts School Building Authority, Revenue Bonds
Series B
5.000%, due 11/15/34	1,000,000	1,034,654
		4,667,763
Michigan — 3.6%
County of Genesee MI, General Obligation Bonds
Insured: AGM
5.000%, due 6/1/28	90,000	96,060
5.000%, due 6/1/30	210,000	230,141
Ferndale Public Schools, General Obligation Bonds
Insured: Q-SBLF
5.000%, due 5/1/39	950,000	1,031,352
5.000%, due 5/1/40	1,000,000	1,076,101
Grand Rapids Public Schools, General Obligation Bonds
Insured: AGM
5.000%, due 5/1/28	2,105,000	2,165,097
Great Lakes Water Authority Sewage Disposal System Revenue, Revenue Bonds
Series C
5.000%, due 7/1/36	1,000,000	1,024,465
Great Lakes Water Authority Water Supply System Revenue, Revenue Bonds
Series A
5.000%, due 7/1/46	500,000	508,472

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Intermediate ETF (continued)

October 31, 2024 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
Michigan (continued)
Series B Insured: BAM
5.000%, due 7/1/46	$2,525,000	$2,568,190
Series C
5.250%, due 7/1/33	1,500,000	1,547,630
Michigan Finance Authority, Revenue Bonds
5.000%, due 4/15/29	1,000,000	1,083,007
5.000%, due 11/1/44	1,000,000	1,005,517
Series C
4.000%, due 6/1/34	500,000	507,082
Michigan State Building Authority, Revenue Bonds
Series I
5.000%, due 4/15/41	1,175,000	1,203,168
Michigan State Housing Development Authority, Revenue Bonds
Insured: FHA 221(D4)
5.000%, due 11/1/26(a)(b)	2,000,000	2,047,994
Insured: HUD SECT 8
5.000%, due 12/1/25(a)(b)	1,000,000	1,001,173
5.000%, due 12/1/25(a)(b)	1,000,000	1,000,563
Series D
6.250%, due 6/1/55	1,000,000	1,106,268
Richmond Community Schools, General Obligation Bonds
Series I Insured: Q-SBLF
4.000%, due 5/1/36	1,450,000	1,477,672
4.000%, due 5/1/37	2,655,000	2,698,457
State of Michigan Trunk Line Revenue, Revenue Bonds
5.500%, due 11/15/44	2,000,000	2,272,802
Wyoming Public Schools, General Obligation Bonds
Series III Insured: AGM
4.000%, due 5/1/41	500,000	503,246
		26,154,457
Minnesota — 0.8%
Minneapolis Special School District No 1, General Obligation Bonds
Series B Insured: SD CRED PROG
5.000%, due 2/1/31	1,250,000	1,331,414
Minnesota Housing Finance Agency, Revenue Bonds
Series A Insured: GNMA/FNMA/FHLMC
3.000%, due 7/1/52	4,460,000	4,359,810
		5,691,224
Mississippi — 0.1%
Mississippi Home Corp., Revenue Bonds
Series C Insured: GNMA/FNMA/FHLMC
5.000%, due 12/1/39	1,000,000	1,075,693

	Principal Amount	Value
Municipal Bonds (continued)
Missouri — 3.1%
City of Kansas City MO, Revenue Bonds
Series C
5.000%, due 9/1/26	$1,300,000	$1,344,893
5.000%, due 9/1/28	1,000,000	1,072,495
City of St Louis MO Airport Revenue, Revenue Bonds
Series A Insured: AGM
5.250%, due 7/1/49	3,250,000	3,545,041
Hickman Mills C-1 School District, General Obligation Bonds
Series C-1 Insured: BAM
5.750%, due 3/1/42	3,390,000	3,711,833
Missouri Joint Municipal Electric Utility Commission, Revenue Bonds
Series A
5.000%, due 12/1/36	2,435,000	2,451,291
5.000%, due 12/1/40	1,445,000	1,467,747
Missouri State Environmental Improvement & Energy Resources Authority, Revenue Bonds
Series B-R
2.900%, due 9/1/33	3,000,000	2,687,037
Pattonville R-3 School District, General Obligation Bonds
Insured: ST AID DIR DEP
5.250%, due 3/1/41	500,000	541,757
Springfield School District No R-12, General Obligation Bonds
Series 12
1.750%, due 3/1/31	2,310,000	1,941,581
St Charles County School District No R-IV Wentzville, General Obligation Bonds
Insured: ST AID DIR DEP
5.810%, due 3/1/27(c)	2,095,000	1,938,145
Wright City R-II School District, General Obligation Bonds
Insured: AGM
6.000%, due 3/1/27	150,000	160,015
6.000%, due 3/1/29	150,000	168,048
6.000%, due 3/1/31	35,000	40,690
6.000%, due 3/1/33	500,000	594,452
6.000%, due 3/1/35	530,000	626,106
		22,291,131
Nebraska — 0.9%
Central Plains Energy Project, Revenue Bonds
Series A
5.000%, due 9/1/27	1,000,000	1,034,775
Omaha Public Power District, Revenue Bonds
Series A
5.000%, due 2/1/42	2,835,000	2,926,576

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Intermediate ETF (continued)

October 31, 2024 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
Nebraska (continued)
Omaha Public Power District Nebraska City Station Unit 2, Revenue Bonds
Series A
5.000%, due 2/1/46	$1,235,000	$1,251,820
Omaha School District, General Obligation Bonds
1.750%, due 12/15/35	1,500,000	1,137,398
		6,350,569
Nevada — 0.3%
County of Clark NV, General Obligation Bonds
Series A
4.000%, due 7/1/39	1,000,000	996,164
Reno-Tahoe Airport Authority, Revenue Bonds
Series B
5.000%, due 7/1/38	500,000	555,325
5.000%, due 7/1/40	500,000	549,504
		2,100,993
New Hampshire — 0.9%
New Hampshire Business Finance Authority, Revenue Bonds
Series A
4.163%, due 10/20/41	1,497,841	1,438,109
Series C
5.250%, due 7/1/42	1,530,000	1,627,067
New Hampshire Health and Education Facilities Authority Act, Revenue Bonds
Series B Insured: BAM
4.000%, due 8/1/33	2,500,000	2,451,286
Series C
3.300%, due 6/1/38(a)(b)	1,000,000	1,004,483
		6,520,945
New Jersey — 2.4%
East Rutherford Board of Education, General Obligation Bonds
Insured: BAM
2.000%, due 7/15/34	1,250,000	1,005,083
Essex County Improvement Authority, Revenue Bonds
4.000%, due 7/15/28	415,000	419,214
Jersey City Municipal Utilities Authority, Revenue Notes
Series A Insured: MUN GOVT GTD
5.000%, due 5/1/25	600,000	604,959
New Jersey Health Care Facilities Financing Authority, Revenue Bonds
Series A
5.000%, due 7/1/43	3,500,000	3,552,446
Series B
5.000%, due 7/1/34	2,500,000	2,855,952
New Jersey Transportation Trust Fund Authority, Revenue Bonds
5.250%, due 6/15/43	2,790,000	2,932,462
Series AA

	Principal Amount	Value
Municipal Bonds (continued)
New Jersey (continued)
5.000%, due 6/15/37	$1,300,000	$1,394,608
5.000%, due 6/15/40	1,200,000	1,317,073
New Jersey Turnpike Authority, Revenue Bonds
Series A
5.000%, due 1/1/27	415,000	434,124
Series B
5.000%, due 1/1/42	1,000,000	1,092,890
Series C
5.000%, due 1/1/44	1,600,000	1,753,761
		17,362,572
New Mexico — 0.6%
City of Farmington NM, Revenue Bonds
Series A
2.150%, due 4/1/33	3,000,000	2,432,780
Series B
3.875%, due 6/1/40(a)(b)	2,000,000	2,033,557
		4,466,337
New York — 7.5%
City of New York NY, General Obligation Bonds
Series 1
5.000%, due 6/1/34	1,090,000	1,098,374
Series B-1
5.250%, due 10/1/47	3,000,000	3,251,990
Series F-1
5.000%, due 8/1/38	500,000	555,931
County of Nassau NY, General Obligation Bonds
Series B Insured: AGM
5.000%, due 4/1/38	1,500,000	1,632,269
Long Island Power Authority, Revenue Bonds
Series A
5.000%, due 9/1/39	600,000	600,424
Series B
3.000%, due 9/1/49	1,780,000	1,738,797
Metropolitan Transportation Authority, Revenue Bonds
Series A
5.500%, due 11/15/47	1,015,000	1,126,145
Series A1
5.000%, due 11/15/29	500,000	509,266
New York City Housing Development Corp., Revenue Bonds
Series 2A Insured: REMIC FHA INS 542(c)
3.400%, due 11/1/62(a)(b)	780,000	780,299
New York City Municipal Water Finance Authority, Revenue Bonds
Series 2
4.050%, due 6/15/43(a)(b)	400,000	400,000
Series HH
5.000%, due 6/15/37	2,000,000	2,018,086
5.000%, due 6/15/39	1,500,000	1,512,548

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Intermediate ETF (continued)

October 31, 2024 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
New York City Transitional Finance Authority, Revenue Bonds
Series 1
5.000%, due 11/1/34	$2,250,000	$2,586,939
5.000%, due 11/1/35	2,250,000	2,562,005
New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds
Series S Insured: ST AID WITHHLDG
5.000%, due 7/15/40	1,500,000	1,512,524
Series S-3 Insured: ST AID WITHHLDG
5.000%, due 7/15/33	150,000	158,748
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds
Series 1
4.000%, due 11/1/38	1,000,000	1,016,812
Series A-3
4.000%, due 5/1/43	215,000	211,293
Series D-1
5.500%, due 11/1/45	2,000,000	2,224,378
New York Liberty Development Corp., Revenue Bonds
2.450%, due 9/15/69	500,000	467,688
Series 1WTC Insured: BAM
4.000%, due 2/15/43	2,000,000	1,961,649
Series A Insured: AGM-CR
2.750%, due 11/15/41	1,070,000	834,707
New York Power Authority, Revenue Bonds
Series A Insured: AGM
5.000%, due 11/15/36	1,215,000	1,399,213
New York State Dormitory Authority, Revenue Bonds
5.000%, due 10/1/35	1,400,000	1,516,994
Insured: AGC
5.250%, due 10/1/43	1,300,000	1,430,096
Insured: AGM ST AID WITHHLDG
5.000%, due 10/1/38	1,350,000	1,478,611
Series A
4.000%, due 3/15/39	500,000	505,765
4.000%, due 3/15/41	1,500,000	1,494,845
5.000%, due 7/1/39	1,220,000	1,252,480
Series B
5.000%, due 2/15/40	815,000	848,245
5.000%, due 2/15/40	5,000	5,326
Series E
3.000%, due 3/15/41	500,000	432,214
5.000%, due 3/15/41	2,000,000	2,090,149
New York State Housing Finance Agency, Revenue Bonds
Series A Insured: SONYMA HUD SECT 8
0.750%, due 11/1/25	285,000	274,191
Series A-2
3.350%, due 6/15/54(a)(b)	1,000,000	992,335

	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
New York State Thruway Authority, Revenue Bonds
Series A
4.000%, due 3/15/43	$1,165,000	$1,152,610
Port Authority of New York & New Jersey, Revenue Bonds
Series 205
5.250%, due 5/15/42	1,000,000	1,053,188
Triborough Bridge & Tunnel Authority, Revenue Bonds
Series 2
5.250%, due 5/15/47	1,250,000	1,360,059
Series 3
5.000%, due 11/15/38	1,000,000	1,013,195
Series A
5.000%, due 11/15/40	2,900,000	2,918,320
Series A-2 Insured: AGM-CR
2.000%, due 5/15/45(a)(b)	1,345,000	1,263,704
Series B
5.000%, due 3/15/27	1,700,000	1,791,464
Series C
5.000%, due 11/15/37	1,000,000	1,056,080
Utility Debt Securitization Authority, Revenue Bonds
Series 1
5.000%, due 12/15/41	500,000	566,588
		54,656,544
North Carolina — 2.6%
Charlotte-Mecklenburg Hospital Authority (The), Revenue Bonds
Series G
4.000%, due 1/15/48(a)(b)	9,500,000	9,500,000
City of Fayetteville NC Public Works Commission Revenue, Revenue Bonds
2.000%, due 3/1/36	3,395,000	2,699,201
County of Alamance NC, General Obligation Bonds
2.000%, due 5/1/35	1,500,000	1,212,109
North Carolina Housing Finance Agency, Revenue Bonds
Insured: GNMA/FNMA/FHLMC
3.200%, due 7/1/56(a)(b)	1,330,000	1,318,670
5.500%, due 1/1/54	985,000	1,054,543
6.250%, due 7/1/55	1,000,000	1,108,167
Series A Insured: GNMA/FNMA/FHLMC
6.250%, due 1/1/55	1,000,000	1,118,509
North Carolina Medical Care Commission, Revenue Bonds
Series A
4.000%, due 9/1/41	1,095,000	1,018,665
		19,029,864
North Dakota — 0.5%
City of Grand Forks ND, Revenue Bonds
Insured: AGM-CR
4.000%, due 12/1/37	1,250,000	1,228,716

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Intermediate ETF (continued)

October 31, 2024 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
North Dakota (continued)
Series A Insured: AGM
5.000%, due 12/1/26	$400,000	$413,783
5.000%, due 12/1/27	450,000	472,683
5.000%, due 12/1/28	500,000	531,321
5.000%, due 12/1/29	675,000	724,222
		3,370,725
Ohio — 1.7%
Akron Bath Copley Joint Township Hospital District, Revenue Bonds
4.000%, due 11/15/33	1,260,000	1,243,822
American Municipal Power, Inc., Revenue Bonds
Series A
5.000%, due 2/15/41	1,000,000	1,012,757
City of Toledo OH, General Obligation Bonds
Insured: AGM
5.250%, due 12/1/36	1,000,000	1,113,754
5.500%, due 12/1/39	1,330,000	1,493,847
City of Upper Arlington OH, General Obligation Bonds
5.250%, due 12/1/35	750,000	764,673
Cloverleaf Local School District, Certificates of Participation
Insured: BAM
5.375%, due 12/1/37	1,000,000	1,057,211
Euclid City School District, General Obligation Bonds
Series A Insured: SD CRED PROG
5.250%, due 1/15/44	1,000,000	1,015,008
Forest Hills Local School District, General Obligation Bonds
5.000%, due 12/1/44	630,000	630,447
Ohio Air Quality Development Authority, Revenue Bonds
Series D
3.200%, due 5/1/26	1,000,000	990,946
Springboro Community City School District, General Obligation Bonds
Insured: AGM
5.250%, due 12/1/25	1,975,000	2,016,588
State of Ohio, General Obligation Bonds
Series A
5.000%, due 5/1/37	1,000,000	1,039,618
		12,378,671
Oregon — 0.3%
City of Portland OR Water System Revenue, Revenue Bonds
Series A
5.000%, due 5/1/38	1,000,000	1,135,509
State of Oregon Housing & Community Services Department, Revenue Bonds
Series C Insured: GNMA/FNMA/FHLMC
6.500%, due 7/1/54	1,000,000	1,112,246
		2,247,755

	Principal Amount	Value
Municipal Bonds (continued)
Pennsylvania — 2.0%
Allegheny County Sanitary Authority, Revenue Bonds
5.000%, due 12/1/40	$500,000	$506,263
Chester County Industrial Development Authority, Revenue Bonds
5.000%, due 10/1/29	350,000	371,975
City of Erie PA, General Obligation Bonds
Series C Insured: AGM
5.880%, due 11/15/37(c)	750,000	416,278
Coatesville School District, General Obligation Bonds
Insured: BAM
5.250%, due 11/15/37	4,000,000	4,278,204
Commonwealth Financing Authority, Revenue Bonds
Insured: AGM
4.000%, due 6/1/39	920,000	910,339
Conrad Weiser Area School District, General Obligation Bonds
Insured: AGM ST AID WITHHLDG
4.000%, due 9/1/34	1,000,000	1,005,404
Delaware Valley Regional Finance Authority, Revenue Bonds
Series B Insured: AMBAC
5.700%, due 7/1/27	90,000	95,655
Indiana County Industrial Development Authority, Revenue Bonds
Insured: BAM
5.000%, due 5/1/27	250,000	258,433
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds
Series A Insured: AGC
3.853%, (0.67* 3 Month SOFR +0.60%), due 7/1/27(b)	85,000	84,197
Series B
5.000%, due 10/1/34	1,000,000	1,013,987
Pennsylvania Housing Finance Agency, Revenue Bonds
6.000%, due 10/1/54	1,000,000	1,092,142
Series 141A
5.750%, due 10/1/53	795,000	846,168
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Revenue Bonds
Series A
5.250%, due 12/1/44	500,000	526,487
Philadelphia Gas Works Co., Revenue Bonds
5.000%, due 10/1/30	1,435,000	1,480,021
Pittsburgh Water & Sewer Authority, Revenue Bonds
Series A Insured: AGM
5.000%, due 9/1/36	1,285,000	1,429,030
		14,314,583

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Intermediate ETF (continued)

October 31, 2024 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
Puerto Rico — 0.1%
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth, Revenue Bonds
5.000%, due 7/1/28	$400,000	$419,285
5.000%, due 7/1/31	500,000	537,114
		956,399
Rhode Island — 0.6%
Providence Public Building Authority, Revenue Bonds
Series B Insured: AGM
5.000%, due 6/15/32	250,000	265,266
Rhode Island Health and Educational Building Corp., Revenue Bonds
Series F
5.500%, due 5/15/39	1,320,000	1,475,183
5.500%, due 5/15/41	180,000	198,427
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds
Insured: GNMA COLL
5.250%, due 10/1/49	1,000,000	1,067,864
Series 77-A Insured: GNMA COLL
5.000%, due 10/1/28	350,000	375,221
Series A Insured: GNMA COLL
5.000%, due 10/1/41	1,000,000	1,040,433
		4,422,394
South Carolina — 1.9%
Charleston County Airport District, Revenue Bonds
Series B
5.000%, due 7/1/41	800,000	879,024
Patriots Energy Group Financing Agency, Revenue Bonds
Series 2
5.129%, (SOFR + 1.90%), due 2/1/54(b)	6,000,000	6,223,535
South Carolina Jobs-Economic Development Authority, Revenue Bonds
Series A
4.000%, due 11/1/42	400,000	393,667
South Carolina Public Service Authority, Revenue Bonds
Series B
5.000%, due 12/1/36	100,000	102,644
Series B Insured: AGM
5.000%, due 12/1/42	1,120,000	1,214,751
Series E Insured: AGM
5.250%, due 12/1/37	2,000,000	2,232,166
South Carolina State Housing Finance & Development Authority, Revenue Bonds
Insured: HUD SECT 202
5.000%, due 10/1/26(a)(b)	1,000,000	1,013,025
Spartanburg County School District No 4, General Obligation Bonds
Series A Insured: SCSDE
5.000%, due 3/1/42	1,945,000	2,111,795
		14,170,607

	Principal Amount	Value
Municipal Bonds (continued)
South Dakota — 0.2%
Baltic School District No 49-1, General Obligation Bonds
Series 1 Insured: AGM
4.500%, due 12/1/38	$300,000	$310,376
South Dakota Housing Development Authority, Revenue Bonds
Series C Insured: GNMA/FNMA/FHLMC
6.250%, due 11/1/55	1,000,000	1,121,741
		1,432,117
Tennessee — 1.5%
Chattanooga Health Educational & Housing Facility Board, Revenue Bonds
Insured: AGC-CR
5.000%, due 12/1/34	2,200,000	2,469,827
Health Educational and Housing Facility Board of the City of Memphis/the, Revenue Bonds
Insured: FHA 221(D)(4) HUD SECT 8
5.000%, due 7/1/27(a)(b)	785,000	805,985
5.000%, due 7/1/27(a)(b)	520,000	533,901
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, Revenue Bonds
4.000%, due 4/1/26(a)(b)	3,000,000	3,001,652
5.000%, due 10/1/35	1,000,000	1,151,566
Metropolitan Knoxville Airport Authority, Revenue Bonds
Series A Insured: AGC
5.000%, due 6/1/44	1,000,000	1,080,596
Shelby County Health Educational & Housing Facilities Board, Revenue Bonds
Series B
5.000%, due 9/1/49(a)(b)	1,300,000	1,380,084
Tennessee Energy Acquisition Corp., Revenue Bonds
Series B
5.625%, due 9/1/26	500,000	516,442
		10,940,053
Texas — 14.0%
Alamito Public Facility Corp., Revenue Bonds
Insured: HUD SECT 8
5.000%, due 8/1/44(a)(b)	1,000,000	1,021,011
Allen Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 2/15/35	2,515,000	2,562,523
Arlington Higher Education Finance Corp., Revenue Bonds
Insured: PSF-GTD
4.000%, due 2/15/44	1,590,000	1,536,172
5.000%, due 8/15/36	420,000	465,423
Series A Insured: PSF-GTD
5.000%, due 8/15/32	2,200,000	2,419,029

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Intermediate ETF (continued)

October 31, 2024 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
Arlington Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 2/15/39	$1,500,000	$1,523,224
Barbers Hill Independent School District, General Obligation Bonds
Insured: PSF-GTD
4.000%, due 2/15/41	1,000,000	1,004,508
Central Texas Turnpike System, Revenue Bonds
Series B
5.000%, due 8/15/42(a)(b)	1,000,000	1,067,933
Series C
5.000%, due 8/15/34	1,000,000	1,127,296
City of Amarillo TX Waterworks & Sewer System Revenue, Revenue Bonds
4.000%, due 4/1/41	1,360,000	1,349,746
City of Arlington TX Special Tax Revenue, Special Tax
Series A Insured: AGM
5.000%, due 2/15/43	250,000	257,881
City of Austin TX, General Obligation Bonds
5.000%, due 9/1/34	1,300,000	1,301,221
City of Austin TX Electric Utility Revenue, Revenue Bonds
Series A
5.000%, due 11/15/45	1,455,000	1,466,965
City of College Station TX, General Obligation Bonds
2.125%, due 2/15/39	1,020,000	754,039
City of Corpus Christi TX Utility System Revenue, Revenue Bonds
5.000%, due 7/15/28	1,000,000	1,074,854
5.000%, due 7/15/32	1,000,000	1,125,382
5.000%, due 7/15/40	1,000,000	1,104,551
City of Fort Worth TX, General Obligation Bonds
2.000%, due 3/1/40	500,000	345,611
City of Galveston TX Wharves & Terminal Revenue, Revenue Bonds
Series B
5.250%, due 8/1/43	$1,000,000	$1,079,563
City of Georgetown TX Utility System Revenue, Revenue Bonds
Insured: AGM
5.000%, due 8/15/26	1,000,000	1,034,424
City of San Antonio TX Electric & Gas Systems Revenue, Revenue Bonds
Series A
5.000%, due 2/1/44	1,035,000	1,076,235
Series B
5.000%, due 2/1/33	1,500,000	1,689,733
Clifton Higher Education Finance Corp., Revenue Bonds
Insured: BAM-TCRS PSF-GTD
3.000%, due 8/15/34	180,000	169,358

	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
3.000%, due 8/15/35	$250,000	$232,042
County of Bexar TX, General Obligation Bonds
5.000%, due 6/15/49	1,000,000	1,068,350
County of Parker TX, General Obligation Bonds
5.000%, due 2/15/42	6,625,000	6,784,637
Dallas College, General Obligation Bonds
3.000%, due 2/15/28	1,575,000	1,574,174
5.000%, due 2/15/36	1,250,000	1,264,066
Dallas Fort Worth International Airport, Revenue Bonds
5.000%, due 11/1/41	1,250,000	1,374,868
5.000%, due 11/1/42	1,250,000	1,368,872
Dallas Independent School District, General Obligation Bonds
Insured: PSF-GTD
2.000%, due 2/15/42	1,500,000	1,010,201
Del Valle Independent School District TX, General Obligation Bonds
Insured: PSF-GTD
2.000%, due 6/15/39	1,000,000	722,578
Edinburg Consolidated Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 2/15/35	1,235,000	1,258,493
El Paso County Hospital District, General Obligation Bonds
5.000%, due 8/15/31	1,000,000	1,019,702
Insured: AGC
5.000%, due 8/15/31	500,000	549,668
5.000%, due 8/15/33	500,000	552,680
Fort Bend Independent School District, General Obligation Bonds
Series B Insured: PSF-GTD
4.000%, due 8/1/54(a)(b)	1,300,000	1,326,438
Georgetown Independent School District, General Obligation Bonds
Insured: PSF-GTD
3.000%, due 8/15/41	2,670,000	2,300,312
Grand Parkway Transportation Corp., Revenue Bonds
4.000%, due 10/1/37	750,000	754,583
Greater Greenspoint Redevelopment Authority, Tax Allocation
Insured: AGM
4.000%, due 9/1/33	$370,000	$378,524
Greater Texoma Utility Authority, Revenue Bonds
Insured: AGM
5.000%, due 10/1/36	2,485,000	2,700,890
Guadalupe-Blanco River Authority, Revenue Bonds
Insured: BAM
6.000%, due 8/15/42	1,980,000	2,213,903

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Intermediate ETF (continued)

October 31, 2024 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds
Series B
5.000%, due 7/1/33	$1,930,000	$2,170,229
Harris County Flood Control District, Revenue Bonds
Series A
4.000%, due 10/1/38	1,265,000	1,266,677
Harris County Hospital District, Revenue Bonds
5.000%, due 2/15/25	2,730,000	2,739,741
Harris County Municipal Utility District No 423, General Obligation Bonds
Series A Insured: BAM
6.500%, due 4/1/28	300,000	321,188
6.500%, due 4/1/29	325,000	347,591
Harris County Municipal Utility District No 43, General Obligation Bonds
Insured: AGM
6.250%, due 9/1/32	2,010,000	2,220,967
Harris County Municipal Utility District No 489, General Obligation Bonds
Series A Insured: AGM
6.500%, due 9/1/29	1,000,000	1,082,602
Harris County Water Control & Improvement District No 159, General Obligation Bonds
Insured: BAM
6.375%, due 9/1/30	1,600,000	1,769,524
Hays Consolidated Independent School District, General Obligation Bonds
Insured: PSF-GTD
4.000%, due 2/15/43	1,000,000	983,088
Housing Synergy PFC, Revenue Bonds
Insured: FHA 221(D)(4) HUD SECT 8
5.000%, due 2/1/27(a)(b)	1,000,000	1,018,892
Houston Higher Education Finance Corp., Revenue Bonds
Series A Insured: PSF-GTD
4.000%, due 2/15/39	1,915,000	1,898,627
Hutto Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 8/1/41	1,205,000	1,334,404
Laredo Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 8/1/29	650,000	710,731
Lewisville Independent School District, General Obligation Bonds
Insured: PSF-GTD
3.125%, due 8/15/34	1,000,000	937,532
Matagorda County Navigation District No 1, Revenue Bonds
2.600%, due 11/1/29	1,000,000	944,998

	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
Series 2
4.000%, due 6/1/30	$1,020,000	$1,020,276
Mesquite Independent School District, General Obligation Bonds
Series A Insured: PSF-GTD
4.000%, due 8/15/36	1,590,000	1,600,227
Montgomery County Municipal Utility District No 95, General Obligation Bonds
Insured: BAM
5.000%, due 9/1/41	560,000	569,099
North Texas Tollway Authority, Revenue Bonds
Series A
5.250%, due 1/1/38	1,000,000	1,111,479
Series B
5.000%, due 1/1/45	1,300,000	1,303,165
Northwest Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 2/15/40	350,000	380,954
5.000%, due 2/15/41	400,000	433,158
Pecos Barstow Toyah Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 2/15/35	1,000,000	1,054,921
5.000%, due 2/15/39	2,000,000	2,030,713
5.000%, due 2/15/41	1,500,000	1,520,214
Prosper Independent School District, General Obligation Bonds
Insured: PSF-GTD
3.000%, due 2/15/40	1,000,000	899,170
Sabine-Neches Navigation District, General Obligation Bonds
5.250%, due 2/15/37	1,000,000	1,092,972
5.250%, due 2/15/41	2,000,000	2,149,242
Texas Department of Housing & Community Affairs, Revenue Bonds
Series A Insured: GNMA
3.000%, due 9/1/45	2,000,000	1,634,026
Texas Municipal Gas Acquisition and Supply Corp. II, Revenue Bonds
Series C
4.117%, (0.66* 3 Month SOFR + 0.86%), due 9/15/27(b)	1,475,000	1,474,039
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds
4.000%, due 6/30/33	500,000	506,736
Texas Public Finance Authority, Revenue Bonds
Insured: BAM
5.000%, due 5/1/31	1,500,000	1,630,461
Texas State Technical College, Revenue Bonds
Insured: AGM
5.000%, due 8/1/25	1,450,000	1,467,324

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Intermediate ETF (continued)

October 31, 2024 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
Texas Water Development Board, Revenue Bonds
5.000%, due 10/15/47	$500,000	$536,931
Series A
4.000%, due 10/15/43	1,445,000	1,437,860
5.000%, due 10/15/43	2,000,000	2,079,936
Uptown Development Authority, Tax Allocation
Series A
5.000%, due 9/1/35	500,000	503,641
Willis Independent School District, General Obligation Bonds
Insured: PSF-GTD
2.000%, due 2/15/40	920,000	653,161
		101,848,159
Utah — 2.2%
Canyons School District, General Obligation Bonds
Series A Insured: SCH BD GTY
1.500%, due 6/15/35	1,830,000	1,356,797
County of Salt Lake UT, General Obligation Bonds
Series B
2.300%, due 12/15/28	1,325,000	1,278,054
County of Utah UT, Revenue Bonds
Series B
5.000%, due 5/15/46	2,070,000	2,096,759
Intermountain Power Agency, Revenue Bonds
Series A
5.000%, due 7/1/30	500,000	553,945
5.000%, due 7/1/41	1,000,000	1,079,973
State of Utah, General Obligation Bonds
Series B
3.539%, due 7/1/25	1,080,523	1,072,575
Utah Associated Municipal Power Systems, Revenue Bonds
Series A
5.000%, due 9/1/31	500,000	522,211
Utah Charter School Finance Authority, Revenue Bonds
Insured: BAM-TCRS UT CSCE
4.000%, due 4/15/40	250,000	241,769
Utah Housing Corp., Revenue Bonds
Insured: FHLMC COLL
3.400%, due 7/1/30	3,000,000	2,987,143
Series A Insured: GNMA/FNMA/FHLMC
6.500%, due 1/1/54	2,250,000	2,481,505
Utah Infrastructure Agency, Revenue Bonds
4.000%, due 10/15/36	1,000,000	965,494
5.000%, due 10/15/32	100,000	105,611
5.500%, due 10/15/33	1,000,000	1,108,748
		15,850,584

	Principal Amount	Value
Municipal Bonds (continued)
Virginia — 2.9%
Arlington County Industrial Development Authority, Revenue Bonds
5.000%, due 1/1/26	$1,250,000	$1,275,809
Chesapeake Redevelopment & Housing Authority, Revenue Bonds
Insured: FHA 221(D4)
5.000%, due 6/1/26(a)(b)	2,000,000	2,015,151
City of Harrisonburg VA, General Obligation Bonds
Series A Insured: ST AID WITHHLDG
1.750%, due 7/15/35	$2,500,000	$1,955,411
City of Newport News VA Water Revenue, Revenue Bonds
1.750%, due 7/15/36	3,080,000	2,333,055
County of Fairfax VA, General Obligation Bonds
Series A Insured: ST AID WITHHLDG
4.000%, due 10/1/28	655,000	665,277
Halifax County Industrial Development Authority, Revenue Bonds
Series A
3.800%, due 12/1/41(a)(b)	1,500,000	1,526,442
Isle Wight County Industrial Development Authority, Revenue Bonds
Insured: AGM
5.000%, due 7/1/37	1,000,000	1,092,878
5.000%, due 7/1/38	600,000	653,554
James City County Economic Development Authority, Revenue Bonds
Insured: FHA 221(D4)
5.000%, due 2/1/26(a)(b)	1,000,000	1,002,801
Norfolk Airport Authority, Revenue Bonds
5.000%, due 7/1/28	150,000	160,200
Virginia Housing Development Authority, Revenue Bonds
Series F
3.625%, due 7/1/55(a)(b)	2,750,000	2,749,776
Virginia Public Building Authority, Revenue Bonds
Series A
5.000%, due 8/1/29	2,000,000	2,027,957
Williamsburg Economic Development Authority, Revenue Bonds
Series A Insured: AGM
4.000%, due 7/1/42	1,000,000	988,323
Winchester Economic Development Authority, Revenue Bonds
Series A
5.000%, due 1/1/30	1,440,000	1,567,881
Wise County Industrial Development Authority, Revenue Bonds
Series A
0.750%, due 10/1/40(a)(b)	1,500,000	1,443,859
		21,458,374

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Intermediate ETF (continued)

October 31, 2024 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
Washington — 1.4%
Clark County Public Utility District No 1 Electric Revenue, Revenue Bonds
5.000%, due 1/1/44	$ 1,050,000	$1,142,407
County of King WA Sewer Revenue, Revenue Bonds
Series A
3.470%, (Municipal Swap Index + 0.23%), due 1/1/40(b)	3,000,000	2,968,867
Franklin County School District No 1 Pasco, General Obligation Bonds
Insured: SCH BD GTY
5.500%, due 12/1/40	2,000,000	2,297,687
Port of Seattle WA, Revenue Bonds
Series A
5.000%, due 4/1/32	1,000,000	1,000,428
Seattle Housing Authority, Revenue Bonds
1.000%, due 6/1/26	$270,000	$256,365
State of Washington, General Obligation Bonds
Series 2020A
5.000%, due 8/1/42	845,000	892,672
Series R
5.000%, due 7/1/41	1,420,000	1,562,213
		10,120,639
West Virginia — 0.7%
West Virginia Economic Development Authority, Revenue Bonds
Series A
3.375%, due 3/1/40(a)(b)	1,000,000	991,996
West Virginia Hospital Finance Authority, Revenue Bonds
5.000%, due 9/1/39	1,500,000	1,534,149
Series B Insured: AGM
5.125%, due 9/1/42	1,250,000	1,353,374
West Virginia Parkways Authority, Revenue Bonds
5.000%, due 6/1/43	860,000	893,974
		4,773,493
Wisconsin — 1.9%
Hudson School District, General Obligation Bonds
2.250%, due 3/1/27	500,000	485,190
Monroe School District, General Obligation Bonds
Insured: AGM
5.000%, due 3/1/36	860,000	930,909
Public Finance Authority, Revenue Bonds
4.000%, due 10/1/33	420,000	418,654
4.000%, due 10/1/34	390,000	388,006
5.000%, due 3/1/41	1,000,000	1,012,241
5.000%, due 3/1/46	3,000,000	3,029,339
University of Wisconsin Hospitals & Clinics, Revenue Bonds
Series B
5.000%, due 4/1/54(a)(b)	1,000,000	1,099,650

	Principal Amount	Value
Municipal Bonds (continued)
Wisconsin (continued)
Wisconsin Housing & Economic Development Authority, Revenue Bonds
Series A Insured: HUD SECT 8
5.000%, due 12/1/27(a)(b)	$3,500,000	$3,622,534
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, Revenue Bonds
Series A Insured: GNMA/FNMA/FHLMC
3.625%, due 3/1/34	1,000,000	974,919
Series B Insured: FNMA/GNMA/FHLMC
4.250%, due 9/1/44	500,000	490,671
5.000%, due 9/1/39	1,000,000	1,074,432
Wisconsin Housing & Economic Development Authority Housing Revenue, Revenue Bonds
Series B Insured: HUD SECT 8
0.500%, due 11/1/50(a)(b)	155,000	155,000
		13,681,545
Wyoming — 0.6%
County of Campbell WY, Revenue Bonds
Series A
3.625%, due 7/15/39	1,000,000	916,901
Sweetwater County 2023 Specific Purpose Tax Joint Powers Board, Revenue Bonds
Insured: AGM-CR
5.000%, due 6/15/28	3,000,000	3,203,826
		4,120,727
Total Municipal Bonds
(Cost $711,409,979)		716,209,671

	Shares	Value
Short-Term Investment — 0.4%
Money Market Fund — 0.4%
Dreyfus Government Cash Management Fund, Institutional Shares, Class I, 4.76%(d)
(Cost $3,257,460)	3,257,460	3,257,460

Total Investments — 99.1% (Cost $717,612,480)		722,427,331
Other Assets and Liabilities, Net — 0.9%		6,570,436
Net Assets — 100.0%		$728,997,767

(a)Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.

(b)Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of October 31, 2024.

(c)The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.

(d)Reflects the 7-day yield at October 31, 2024.

See notes to financial statements.

Schedule of Investments — NYLI MacKay Muni Intermediate ETF (continued)

October 31, 2024 (unaudited)

Abbreviations
AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- Ambac Assurance Corp.
BAM	- Build America Mutual Assurance Co.
CR	- Custodial Receipts
GTD	- Guaranteed.
HUD SECT 8	- Housing and Urban Development Section 8.
MUN GOVT GTD	- Municipal Government Guaranteed
NATL	- National Public Finance Guarantee Corp.
PSF-GTD	- Permanent School Fund Guaranteed.
Q-SBLF	- Qualified School Bond Loan Fund
SCH BD GTY	- School Bond Guaranty Program
SCSDE	- South Carolina Department of Education
SD CRED PROG	- School District Credit Enhancement Program
SOFR	- Secured Financing Overnight Rate
ST AID WITHHLDG	- State Aid Withholding
ST INTERCEPT	- State Tax Intercept
TCRS	- Transferable Custodial Receipts
UT CSCE	- Utah Charter School Credit Enhancement

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2024. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(e)
Commercial Mortgage-Backed Securities	$—	$2,960,200	$—	$2,960,200
Municipal Bonds	—	716,209,671	—	716,209,671
Short-Term Investment:
Money Market Fund	3,257,460	—	—	3,257,460
Total Investments in Securities	$3,257,460	$719,169,871	$—	$722,427,331

(e)For a complete listing of investments and their states, see the Schedule of Investments.

For the period ended October 31, 2024, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedule of Investments — NYLI MacKay California Muni Intermediate ETF

October 31, 2024 (unaudited)

	Principal Amount	Value
Municipal Bonds — 93.5%
Airport — 11.4%
City of Long Beach CA Airport System Revenue, Revenue Bonds
Series A Insured: AGM
5.000%, due 6/1/32	$200,000	$229,585
Series B Insured: AGM
5.000%, due 6/1/32	200,000	229,585
New York Transportation Development Corp., Revenue Bonds
Series A Insured: AGC
5.250%, due 12/31/54	250,000	263,469
Norman Y Mineta San Jose International Airport SJC, Revenue Bonds
Series A Insured: BAM
4.000%, due 3/1/34	500,000	500,506
San Diego County Regional Airport Authority, Revenue Bonds
Series B
5.250%, due 7/1/36	500,000	551,134
San Francisco City & County Airport Comm-San Francisco International Airport, Revenue Bonds
Series A
5.000%, due 5/1/35	500,000	545,650
Series E
5.000%, due 5/1/36	500,000	521,610
		2,841,539
Education — 4.1%
California Infrastructure & Economic Development Bank, Revenue Bonds
Series B
5.000%, due 11/1/34	325,000	367,654
5.000%, due 11/1/41	275,000	302,246
California School Finance Authority, Revenue Bonds
5.000%, due 8/1/46	350,000	350,740
		1,020,640
General — 21.2%
California Community Choice Financing Authority, Revenue Bonds
5.500%, due 10/1/54(a)(b)	1,000,000	1,102,092
Series B-1
4.000%, due 2/1/52(a)(b)	1,000,000	1,008,669
Series C
5.000%, due 8/1/55(a)(b)	500,000	535,749
City of Newport Beach CA, Special Assessment
Series A
4.125%, due 9/2/38	625,000	625,608
Commonwealth of Puerto Rico, Notes, due 11/1/51(a)(b)	103,239	47,361
Territory of Guam, Revenue Bonds
Series D
5.000%, due 11/15/27	585,000	592,988
Series F
5.000%, due 1/1/30	1,250,000	1,324,312
		5,236,779

	Principal Amount	Value
Municipal Bonds (continued)
General Obligation — 10.1%
City of Menlo Park CA, General Obligation Bonds
2.000%, due 8/1/33	$ 420,000	$ 354,295
Commonwealth of Puerto Rico, General Obligation Bonds
Series A1
4.000%, due 7/1/35	251,878	247,010
5.625%, due 7/1/29	500,000	537,875
Kern Community College District, General Obligation Bonds
Series D
5.000%, due 8/1/32	625,000	726,050
State of California, General Obligation Bonds
Insured: AGM
5.250%, due 8/1/32	550,000	627,595
		2,492,825
Higher Education — 2.5%
University of California, Revenue Bonds
Series AO
3.250%, due 5/15/29	500,000	500,217
University of Puerto Rico, Revenue Bonds
Series P Insured: NATL-IBC
5.000%, due 6/1/25	120,000	120,139
		620,356
Housing — 5.2%
California Community College Financing Authority, Revenue Bonds
5.000%, due 5/1/38	400,000	413,053
California Municipal Finance Authority, Revenue Bonds
Series A
5.000%, due 8/15/30	325,000	354,759
5.250%, due 8/15/53	500,000	522,915
		1,290,727
Medical — 7.3%
California Health Facilities Financing Authority, Revenue Bonds
3.000%, due 8/15/54(a)(b)	250,000	248,991
Series B
5.000%, due 8/15/34	400,000	464,955
5.000%, due 11/1/54(a)(b)	500,000	558,421
California Statewide Communities Development Authority, Revenue Bonds
Series A
5.000%, due 3/1/35	500,000	506,281
		1,778,648
Mello-Roos — 2.7%
Romoland School District, Special Tax
5.000%, due 9/1/32	110,000	117,928
5.000%, due 9/1/34	135,000	144,964
Series 1
5.000%, due 9/1/46	370,000	385,148
		648,040

See notes to financial statements.

Schedule of Investments — NYLI MacKay California Muni Intermediate ETF (continued)

October 31, 2024 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
Pollution — 2.1%
California Municipal Finance Authority, Revenue Bonds
Series A
4.375%, due 9/1/53(a)(b)	$ 500,000	$ 519,537
Power — 4.2%
Guam Power Authority, Revenue Bonds
Series A
5.000%, due 10/1/33	1,000,000	1,031,780
School District — 14.3%
Alhambra Unified School District, General Obligation Bonds
Series B
5.250%, due 8/1/40	500,000	576,554
Compton Unified School District, General Obligation Bonds
Series B Insured: BAM
5.000%, due 6/1/29	750,000	794,531
Fairfield-Suisun Unified School District, General Obligation Bonds
2.000%, due 8/1/29	500,000	460,453
Los Angeles Unified School District, General Obligation Bonds
Series A
5.000%, due 7/1/26	500,000	519,455
Novato Unified School District, General Obligation Bonds
Series B
2.000%, due 8/1/33	500,000	422,453
San Mateo Union High School District, General Obligation Bonds
Series B
4.000%, due 9/1/34	455,000	474,398
Santa Ana Unified School District, General Obligation Bonds
Series B Insured: AGC
4.040%, due 8/1/33(c)	400,000	281,870
		3,529,714
Tobacco Settlement — 1.1%
California County Tobacco Securitization Agency, Revenue Bonds
Series A
4.000%, due 6/1/36	275,000	278,237
Transportation — 4.5%
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds
Series A Insured: AGM
5.500%, due 1/15/31	500,000	569,200
Port of Los Angeles, Revenue Bonds
Series A1
5.000%, due 8/1/30	500,000	538,922
		1,108,122

	Principal Amount	Value
Municipal Bonds (continued)
Water — 2.8%
East County Advanced Water Purification Joint Powers Authority, Revenue Bonds
Series 1
3.125%, due 9/1/26	$ 200,000	$ 198,797
San Francisco City & County Public Utilities Commission Wastewater Revenue, Revenue Bonds
1.000%, due 10/1/25	500,000	487,322
		686,119
Total Municipal Bonds
(Cost $22,701,772)		23,083,063

	Shares	Value
Short-Term Investment — 6.6%
Money Market Fund — 6.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.76%(d)
(Cost $1,620,287)	$1,620,287	$1,620,287

Total Investments — 100.1% (Cost $24,322,059)		24,703,350
Other Assets and Liabilities, Net — (0.1)%		(32,709)
Net Assets — 100.0%		$24,670,641

__________

(a)Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of October 31, 2024.

(b)Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.

(c)The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.

(d)Reflects the 7-day yield at October 31, 2024.

Abbreviations
AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
BAM	- Build America Mutual Assurance Co.
IBC	- Insured Bond Certificate
NATL	- National Public Finance Guarantee Corp.

See notes to financial statements.

Schedule of Investments — NYLI MacKay California Muni Intermediate ETF (continued)

October 31, 2024 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2024. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(e)
Municipal Bonds	$—	$23,083,063	$—	$23,083,063
Short-Term Investment:
Money Market Fund	1,620,287	—	—	1,620,287
Total Investments in Securities	$1,620,287	$23,083,063	$—	$24,703,350

(e)For a complete listing of investments and their states, see the Schedule of Investments.

For the period ended October 31, 2024, the fund did not have any transfers into or out of level 3 within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedule of Investments — NYLI CBRE Real Assets ETF

October 31, 2024 (unaudited)

	Shares	Value
Common Stocks — 99.9%
Communications — 1.5%
Cellnex Telecom SA	890	$32,562
Infrastrutture Wireless Italiane SpA	2,225	25,001
NETLINK NBN TRUST	36,188	24,483
Total Communications		82,046

Datacenters — 4.9%
Digital Realty Trust, Inc.	356	63,450
Equinix, Inc.	220	199,778
Total Datacenters		263,228

Diversified Property Holdings — 5.5%
Activia Properties, Inc.	5	10,668
CK Asset Holdings Ltd.	1,383	5,666
HMC Capital Ltd.	2,840	18,918
Japan Metropolitan Fund Invest	53	32,498
KDX Realty Investment Corp.	28	26,672
Kerry Properties Ltd.	14,125	29,869
Land Securities Group PLC	5,189	40,127
LondonMetric Property PLC	14,535	36,252
Mapletree Pan Asia Commercial Trust	16,300	16,141
Merlin Properties Socimi SA	1,515	16,875
Orix JREIT, Inc.	19	19,621
Sino Land Co., Ltd.	27,891	27,911
Swire Properties Ltd.	7,656	15,599
Total Diversified Property Holdings		296,817

Healthcare Facilities — 3.3%
American Healthcare REIT, Inc.	1,705	45,353
Healthcare Realty Trust, Inc.	1,336	22,953
Welltower, Inc.	814	109,792
Total Healthcare Facilities		178,098

Industrial Properties — 4.6%
Americold Realty Trust, Inc.	1,694	43,502
CapitaLand Ascendas REIT	25,916	52,698
Frasers Logistics & Commercial Trust	31,976	25,863
Goodman Group	1,722	41,326
LaSalle Logiport REIT	15	14,279
Lineage, Inc.	416	30,801
Rexford Industrial Realty, Inc.	963	41,303
Total Industrial Properties		249,772

Midstream/Pipelines — 6.2%
Enbridge, Inc.	1,083	43,695
Kinder Morgan, Inc.	693	16,985
Pembina Pipeline Corp.	1,625	67,905
Plains GP Holdings LP, Class A*	2,775	47,730
Targa Resources Corp.	933	155,774
Total Midstream/Pipelines		332,089

Net Leased Properties — 8.3%
Agree Realty Corp.	724	53,757
Four Corners Property Trust, Inc.	1,077	29,682
FrontView REIT, Inc.*	1,758	32,804
Iron Mountain, Inc.	424	52,462
Realty Income Corp.	3,607	214,148
VICI Properties, Inc.	1,957	62,154
Total Net Leased Properties		445,007

	Shares	Value
Common Stocks (continued)
Office Buildings — 1.9%
Castellum AB*	1,966	$24,409
Empire State Realty Trust, Inc., Class A	4,438	47,043
H&R Real Estate Investment Trust	1,727	13,095
Keppel REIT	23,700	16,124
Total Office Buildings		100,671

Residential — 5.0%
Boardwalk Real Estate Investment Trust	312	16,182
Daiwa House REIT Investment Corp.	19	28,951
Elme Communities	1,764	29,759
Grand City Properties SA*	2,194	28,964
Invitation Homes, Inc.	663	20,825
Sun Communities, Inc.	856	113,574
TAG Immobilien AG*	1,858	30,801
Total Residential		269,056

Residential: Hotels — 1.7%
Host Hotels & Resorts, Inc.	2,765	47,669
Hyatt Hotels Corp., Class A	181	26,327
Japan Hotel REIT Investment Corp.	32	14,810
Total Residential: Hotels		88,806

Retail: Community Shopping Centers — 5.1%
AEON REIT Investment Corp.	13	10,873
Brixmor Property Group, Inc.	2,001	53,927
Link REIT	8,098	37,759
Regency Centers Corp.	963	68,797
RioCan Real Estate Investment Trust	2,031	27,683
Shaftesbury Capital PLC	11,187	19,517
Urban Edge Properties	2,393	53,220
Total Retail: Community Shopping Centers		271,776

Retail: Enclosed Malls — 7.3%
Klepierre SA	1,589	50,649
Scentre Group	32,574	74,889
Simon Property Group, Inc.	1,435	242,687
Unibail-Rodamco-Westfield	315	25,607
Total Retail: Enclosed Malls		393,832

Self Storage Property — 2.4%
Big Yellow Group PLC	1,472	22,861
CubeSmart	1,647	78,792
Public Storage	81	26,654
Total Self Storage Property		128,307

Towers — 2.2%
American Tower Corp.	545	116,379

Transportation — 12.9%
Aena SME SA	185	40,772
Atlas Arteria Ltd.	11,480	36,695
Auckland International Airport Ltd.	16,742	72,737
Canadian National Railway Co.	397	42,820
China Merchants Port Holdings Co., Ltd.	21,763	35,831

See notes to financial statements.

Schedule of Investments — NYLI CBRE Real Assets ETF (continued)

October 31, 2024 (unaudited)

	Shares	Value
Common Stocks (continued)
Transportation (continued)
CSX Corp.	4,083	$137,352
Eiffage SA	379	35,163
Ferrovial SE	1,591	63,702
Flughafen Zürich AG	103	24,228
Getlink SE	1,083	18,324
Grupo Aeroportuario del Pacifico SAB de CV, Class B	4,643	80,402
Jiangsu Expressway Co., Ltd., Class H	23,685	23,854
Transurban Group	3,601	29,979
West Japan Railway Co.	2,708	48,213
Total Transportation		690,072
Utilities — 27.1%
AES Corp. (The)	2,769	$45,661
ALLETE, Inc.	340	21,729
Ameren Corp.	312	27,178
Atmos Energy Corp.(a)	378	52,459
CenterPoint Energy, Inc.	1,189	35,111
Chesapeake Utilities Corp.	270	32,343
China Gas Holdings Ltd.	17,448	14,992
China Resources Gas Group Ltd.	4,088	15,801
Chubu Electric Power Co., Inc.	1,992	22,951
CLP Holdings Ltd.	6,844	58,146
CMS Energy Corp.	1,384	96,340
DTE Energy Co.	564	70,060
E.ON SE	2,841	38,292
Emera, Inc.(a)	707	26,678
Enel SpA	3,486	26,378
Essential Utilities, Inc.	1,182	45,625
Evergy, Inc.	642	38,803
Iberdrola SA	3,256	48,233
Kansai Electric Power Co., Inc. (The)	1,840	29,655
National Grid PLC	8,549	107,294

	Shares	Value
Common Stocks (continued)
Utilities (continued)
NextEra Energy, Inc.	1,499	$118,796
OGE Energy Corp.	1,041	41,630
Pennon Group PLC	2,069	14,484
PG&E Corp.	4,005	80,981
Portland General Electric Co.	384	18,202
PPL Corp.	2,558	83,288
Sempra	454	37,850
Severn Trent PLC	555	18,324
WEC Energy Group, Inc.	1,451	138,614
Xcel Energy, Inc.	715	47,769
Total Utilities		1,453,667

Total Common Stocks
(Cost $4,973,538)		5,359,623
Short-Term Investments — 1.1%
Money Market Funds — 1.1%
BlackRock Liquidity FedFund, 4.76%(b)	34,310	34,310
Dreyfus Government Cash Management Fund, Institutional Shares, 4.76%(b)(c)	26,370	26,370

Total Short-Term Investments
(Cost $60,680)		60,680

Total Investments — 101.0% (Cost $5,034,218)		5,420,303
Other Assets and Liabilities, Net — (1.0)%		(52,022)
Net Assets — 100.0%		$5,368,281

__________

*Non-income producing securities.

(a)All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $76,668; total market value of collateral held by the Fund was $79,069. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $52,699.

(b)Reflects the 7-day yield at October 31, 2024.

(c)Represents security purchased with cash collateral received for securities on loan.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2024. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$5,359,623	$—	$—	$5,359,623
Short-Term Investments:
Money Market Funds	60,680	—	—	60,680
Total Investments in Securities	$5,420,303	$—	$—	$5,420,303
__________

(d)For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended October 31, 2024, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedule of Investments — NYLI Winslow Large Cap Growth ETF

October 31, 2024 (unaudited)

	Shares	Value
Common Stocks — 99.6%
Communication Services — 15.6%
Alphabet, Inc., Class A	15,400	$2,635,094
Alphabet, Inc., Class C	12,873	2,223,039
Meta Platforms, Inc., Class A	6,928	3,932,194
Netflix, Inc.*	1,158	875,483
Spotify Technology SA*	5,083	1,957,463
Total Communication Services		11,623,273
Consumer Discretionary — 17.4%
Amazon.com, Inc.*	33,320	6,210,848
Booking Holdings, Inc.	108	505,035
Chipotle Mexican Grill, Inc.*	17,474	974,525
Hilton Worldwide Holdings, Inc.	3,349	786,513
MercadoLibre, Inc.*	537	1,093,966
O’Reilly Automotive, Inc.*	785	905,215
Starbucks Corp.	9,825	959,902
Tesla, Inc.*	5,840	1,459,124
Total Consumer Discretionary		12,895,128
Financials — 4.5%
KKR & Co., Inc.	10,916	1,509,028
Mastercard, Inc., Class A	3,677	1,836,992
Total Financials		3,346,020
Health Care — 7.9%
Alnylam Pharmaceuticals, Inc.*	2,906	774,711
Boston Scientific Corp.*	8,543	717,783
Eli Lilly & Co.	2,127	1,764,857
Intuitive Surgical, Inc.*	3,422	1,724,140
Stryker Corp.	2,466	878,586
Total Health Care		5,860,077
Industrials — 8.0%
Eaton Corp. PLC	4,146	1,374,731
General Electric Co.	7,962	1,367,712
Trane Technologies PLC	3,600	1,332,576
Uber Technologies, Inc.*	15,071	1,085,866
Waste Connections, Inc.	4,498	795,021
Total Industrials		5,955,906

	Shares	Value
Information Technology — 45.1%
Adobe, Inc.*	1,214	$580,389
Advanced Micro Devices, Inc.*	2,926	421,549
Apple, Inc.	21,377	4,829,278
Broadcom, Inc.	15,220	2,583,900
Fair Isaac Corp.*	519	1,034,424
Intuit, Inc.	1,863	1,136,989
Lam Research Corp.	13,140	976,959
Microsoft Corp.	21,786	8,852,741
NVIDIA Corp.	48,220	6,401,687
Oracle Corp.	8,576	1,439,396
ServiceNow, Inc.*	1,470	1,371,495
Shopify, Inc., Class A*	10,361	810,334
Synopsys, Inc.*	1,597	820,235
Texas Instruments, Inc.	4,890	993,453
Workday, Inc., Class A*	5,405	1,263,959
Total Information Technology		33,516,788

Materials — 1.1%
Vulcan Materials Co.	2,910	797,136

Total Common Stocks
(Cost $62,009,504)		73,994,328

	Shares	Value
Short-Term Investment — 0.5%
Money Market Fund — 0.5%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.82%(a)
(Cost $363,075)	363,075	363,075

Total Investments — 100.1% (Cost $62,372,579)		74,357,403
Other Assets and Liabilities, Net — (0.1)%		(58,940)
Net Assets — 100.0%		$74,298,463

__________

*Non-income producing securities.

(a)Reflects the 7-day yield at October 31, 2024.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2024. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(b)
Common Stocks	$73,994,328	$—	$—	$73,994,328
Short-Term Investment:
Money Market Fund	363,075	—	—	363,075
Total Investments in Securities	$74,357,403	$—	$—	$74,357,403
__________

(b)For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended October 31, 2024 the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedule of Investments — NYLI Winslow Focused Large Cap Growth ETF

October 31, 2024 (unaudited)

	Shares	Value
Common Stocks — 99.0%
Communication Services — 17.9%
Alphabet, Inc., Class C	4,206	$726,334
Meta Platforms, Inc., Class A	808	458,605
Netflix, Inc.*	377	285,023
Spotify Technology SA*	892	343,509
Total Communication Services		1,813,471

Consumer Discretionary — 20.0%
Amazon.com, Inc.*	4,210	784,744
Booking Holdings, Inc.	61	285,251
Chipotle Mexican Grill, Inc.*	4,081	227,597
Hilton Worldwide Holdings, Inc.	696	163,456
MercadoLibre, Inc.*	136	277,056
O’Reilly Automotive, Inc.*	255	294,051
Total Consumer Discretionary		2,032,155

Financials — 6.2%
KKR & Co., Inc.	2,166	299,428
Mastercard, Inc., Class A	662	330,729
Total Financials		630,157

Health Care — 2.8%
Intuitive Surgical, Inc.*	568	286,181

Industrials — 7.6%
Eaton Corp. PLC	764	253,327
Trane Technologies PLC	834	308,714
Uber Technologies, Inc.*	2,840	204,622
Total Industrials		766,663

	Shares	Value
Information Technology — 44.5%
Adobe, Inc.*	463	$221,351
Amphenol Corp., Class A	3,537	237,050
Analog Devices, Inc.	911	203,253
Apple, Inc.	2,199	496,776
ASML Holding NV	181	121,732
Broadcom, Inc.	2,573	436,818
Intuit, Inc.	315	192,244
Microsoft Corp.	2,742	1,114,212
NVIDIA Corp.	6,573	872,631
ServiceNow, Inc.*	287	267,768
Synopsys, Inc.*	365	187,468
Workday, Inc., Class A*	674	157,615
Total Information Technology		4,508,918

Total Common Stocks
(Cost $7,086,643)		10,037,545

Short-Term Investment — 1.9%
Money Market Fund — 1.9%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.82%(a)
(Cost $195,286)	195,286	195,286

Total Investments — 100.9% (Cost $7,281,929)		10,232,831
Other Assets and Liabilities, Net — (0.9)%		(89,139)
Net Assets — 100.0%		$10,143,692

__________

*Non-income producing securities.

(a)Reflects the 7-day yield at October 31, 2024.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2024. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(b)
Common Stocks	$10,037,545	$—	$—	$10,037,545
Short-Term Investment:
Money Market Fund	195,286	—	—	195,286
Total Investments in Securities	$10,232,831	$—	$—	$10,232,831
__________

(b)For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended October 31, 2024, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

Statements of Assets and Liabilities

October 31, 2024 (unaudited)

See notes to financial statements.

	NYLI MacKay Core Plus Bond ETF	NYLI MacKay ESG High Income ETF	NYLI MacKay Securitized Income ETF	NYLI MacKay Muni Insured ETF
Assets
Investments in securities, at value (including securities on loan)(a)	$310,264,729	$64,033,451	$158,493,530	$507,631,368
Cash	141,829	—	5,381	—
Dividend and interest receivable	1,839,182	1,032,612	502,046	6,026,583
Receivable for capital shares transactions	1,056,987	—	—	—
Receivable for investments sold	706,587	1,824,901	99,103	—
Deposits at broker for futures contracts	702,822	—	634,270	—
Securities lending income receivable	15,883	1,399	6	—
Total Assets	314,728,019	66,892,363	159,734,336	513,657,951

Liabilities
Payable for investments purchased	3,401,897	1,565,583	2,270,940	3,214,432
Collateral for investments on loan	407,050	1,119,464	—	—
Advisory fees payable	72,639	12,416	36,476	100,125
Variation margin payable	14,771	—	39,451	—
Trustee fees payable	2,693	897	470	2,732
Compliance fees payable	105	103	—	128
Accrued expenses and other liabilities	77,410	54,139	22,170	93,914
Total Liabilities	3,976,565	2,752,602	2,369,507	3,411,331
Net Assets	$310,751,454	$64,139,761	$157,364,829	$510,246,620

Composition of Net Assets
Paid-in capital	$327,888,741	$60,593,499	$155,902,334	$563,466,404
Total distributable earnings/(accumulated loss)	(17,137,287)	3,546,262	1,462,495	(53,219,784)
Net Assets	$310,751,454	$64,139,761	$157,364,829	$510,246,620

NET ASSET VALUE PER SHARE
Shares Outstanding (no par value, unlimited shares authorized)	14,700,000	2,400,000	6,088,087	21,200,000
Net Asset Value Per Share	$21.14	$26.72	$25.85	$24.07
Investments, at cost	$312,102,331	$62,158,674	$158,191,608	$501,208,185
(a)Market value of securities on loan	$24,466,474	$1,202,400	$—	$—

Statements of Assets and Liabilities (continued)

October 31, 2024 (unaudited)

See notes to financial statements.

	NYLI MacKay Muni Intermediate ETF	NYLI MacKay California Muni Intermediate ETF	NYLI CBRE Real Assets ETF	NYLI Winslow Large Cap Growth ETF
Assets
Investments in securities, at value (including securities on loan)(a)	$722,427,331	$24,703,350	$5,420,303	$74,357,403
Cash	974	—	—	—
Foreign currency(b)	—	—	1,312	—
Dividend and interest receivable	8,652,474	278,835	8,574	10,431
Receivable for investments sold	6,125,300	—	115,500	—
Due from advisor	—	—	1,515	—
Securities lending income receivable	—	—	13	—
Total Assets	737,206,079	24,982,185	5,547,217	74,367,834

Liabilities
Payable for investments purchased	7,954,043	262,220	124,752	—
Advisory fees payable	140,074	2,932	—	31,329
Trustee fees payable	3,127	308	33	832
Compliance fees payable	171	85	5	22
Collateral for investments on loan	—	—	26,370	—
Accrued expenses and other liabilities	110,897	45,999	27,776	37,188
Total Liabilities	8,208,312	311,544	178,936	69,371
Net Assets	$728,997,767	$24,670,641	$5,368,281	$74,298,463

Composition of Net Assets
Paid-in capital	$749,904,008	$31,615,433	$4,980,108	$61,174,432
Total distributable earnings/(accumulated loss)	(20,906,241)	(6,944,792)	388,173	13,124,031
Net Assets	$728,997,767	$24,670,641	$5,368,281	$74,298,463

NET ASSET VALUE PER SHARE
Shares Outstanding (no par value, unlimited shares authorized)	30,150,000	1,150,000	200,000	1,650,000
Net Asset Value Per Share	$24.18	$21.45	$26.84	$45.03
Investments, at cost	$717,612,480	$24,322,059	$5,034,218	$62,372,579
(a)Market value of securities on loan	$—	$—	$76,668	$—
(b)Cost of foreign currency	$—	$—	$1,346	$—

Statements of Assets and Liabilities (continued)

October 31, 2024 (unaudited)

See notes to financial statements.

NYLI Winslow Focused Large Cap Growth ETF
Assets
Investments in securities, at value	$10,232,831
Dividend receivable	1,288
Total Assets	10,234,119

Liabilities
Payable for investments purchased	57,377
Advisory fees payable	2,363
Trustee fees payable	47
Compliance fees payable	14
Accrued expenses and other liabilities	30,626
Total Liabilities	90,427
Net Assets	$10,143,692

Composition of Net Assets
Paid-in capital	$5,768,989
Total distributable earnings/(accumulated loss)	4,374,703
Net Assets	$10,143,692

NET ASSET VALUE PER SHARE
Shares Outstanding (no par value, unlimited shares authorized)	220,000
Net Asset Value Per Share	$46.11
Investments, at cost	$7,281,929

See notes to financial statements.

Statements of Operations

For the Six Months Ended October 31, 2024 (unaudited)

	NYLI MacKay Core Plus Bond ETF	NYLI MacKay ESG High Income ETF	NYLI MacKay Securitized Income ETF(a)	NYLI MacKay Muni Insured ETF
Investment Income
Interest income	$5,641,287	$2,514,514	$2,922,122	$9,733,765
Dividend income	44,620	67,721	45,077	132,414
Securities lending income, net of borrower rebates	24,548	7,455	5	—
Total investment income	5,710,455	2,589,690	2,967,204	9,866,179

Expenses
Advisory fees (See Note 3)	391,015	131,282	198,281	969,853
Administrative and accounting fees	33,065	20,785	6,792	60,572
Custodian fees	29,285	15,872	6,837	19,718
Audit and Tax fees	18,029	14,590	7,630	16,402
Legal fees	11,008	4,014	2,896	25,195
Trustee fees	9,855	3,569	4,053	22,652
Shareholder reporting fees	4,943	1,962	3,153	11,357
Listing fees	4,333	4,563	4,192	4,606
Registration fees	848	—	4,654	1,860
Intraday pricing fees	645	661	719	700
Compliance fees	268	63	84	624
Insurance fees	183	70	4	368
Miscellaneous fees	579	322	26	29
Total expenses	504,056	197,753	239,321	1,133,936
Waivers (See Note 3)	(113,042)	(66,471)	(41,040)	(406,546)
Net expenses	391,014	131,282	198,281	727,390
Net investment income	5,319,441	2,458,408	2,768,923	9,138,789

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment securities	(405,139)	584,920	142,606	(888)
Futures contracts	929,605	—	1,201,390	—
Foreign currency transactions	260	—	—	—
Net realized gain (loss)	524,726	584,920	1,343,996	(888)
Net change in net unrealized appreciation (depreciation) on:
Investment securities	2,985,188	1,198,282	301,922	3,432,455
Futures contracts	(119,345)	—	(1,028,361)	—
Foreign currency translations	(820)	—	—	—
Net change in net unrealized appreciation (depreciation)	2,865,023	1,198,282	(726,439)	3,432,455
Net realized and unrealized gain (loss)	3,389,749	1,783,202	617,557	3,431,567
Net Increase in Net Assets Resulting from Operations	$8,709,190	$4,241,610	$3,386,480	$12,570,356

(a)Commencement of operations was May 31, 2024.

See notes to financial statements.

Statements of Operations (continued)

For the Six Months Ended October 31, 2024 (unaudited)

	NYLI MacKay Muni Intermediate ETF	NYLI MacKay California Muni Intermediate ETF	NYLI CBRE Real Assets ETF	NYLI Winslow Large Cap Growth ETF
Investment Income
Interest income	$13,135,819	$447,575	$—	$—
Dividend income*	164,204	27,542	108,402	105,655
Securities lending income, net of borrower rebates	—	—	196	108
Total investment income	13,300,023	475,117	108,598	105,763

Expenses
Advisory fees (See Note 3)	1,396,441	55,624	17,096	181,436
Administrative and accounting fees	91,574	2,405	5,790	6,309
Custodian fees	39,204	7,009	5,186	742
Legal fees	36,765	1,251	270	907
Trustee fees	32,787	1,148	244	1,116
Audit and Tax fees	16,402	17,532	13,230	14,097
Shareholder reporting fees	16,181	516	72	478
Listing fees	7,779	4,488	4,503	4,229
Compliance fees	898	18	5	50
Intraday pricing fees	699	648	642	645
Insurance fees	540	—	4	20
Registration fees	952	—	—	343
Miscellaneous fees	30	52	29	23
Total expenses	1,640,252	90,691	47,071	210,395
Waivers (See Note 3)	(592,914)	(47,428)	(29,975)	(65,246)
Net expenses	1,047,338	43,263	17,096	145,149
Net investment income (loss)	12,252,685	431,854	91,502	(39,386)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment securities	(2,254,175)	135,516	72,717	(158,970)
In-Kind redemptions	—	—	—	163,449
Foreign currency transactions	—	—	(377)	—
Net realized gain (loss)	(2,254,175)	135,516	72,340	4,479
Net change in net unrealized appreciation (depreciation) on:
Investment securities	5,579,100	(74,114)	458,668	4,839,989
Foreign currency translations	—	—	(109)	—
Net change in net unrealized appreciation (depreciation)	5,579,100	(74,114)	458,559	4,839,989
Net realized and unrealized gain (loss)	3,324,925	61,402	530,899	4,844,468
Net Increase in Net Assets Resulting from Operations	$15,577,610	$493,256	$622,401	$4,805,082

*Net of foreign taxes withheld of:	$—	$—	$5,216	$342

See notes to financial statements.

Statements of Operations (continued)

For the Six Months Ended October 31, 2024 (unaudited)

NYLI Winslow Focused Large Cap Growth ETF
Investment Income
Dividend income*	$24,454
Total investment income	24,454
—
Expenses
Advisory fees (See Note 3)	38,419
Audit fees	14,097
Listing fees	4,199
Administrative and accounting fees	3,958
Intraday pricing fee	645
Legal fees	548
Trustee fees	491
Shareholder reporting fees	119
Custodian fees	65
Compliance fees	15
Insurance fees	4
Excise tax fees	150
Miscellaneous	29
Total expenses	62,739
Waivers (See Note 3)	(29,292)
Net expenses	33,447
Net investment loss	(8,993)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment securities	238,913
In-Kind redemptions	639,539
Net realized gain	878,452
Net change in net unrealized appreciation (depreciation) on:
Investment securities	499,327
Net change in net unrealized appreciation	499,327
Net realized and unrealized gain (loss)	1,377,779
Net Increase in Net Assets Resulting from Operations	$1,368,786

*Net of foreign taxes withheld of:	$99

Statements of Changes in Net Assets

See notes to financial statements.

	NYLI MacKay Core Plus Bond ETF		NYLI MacKay ESG High Income ETF
	For the Six Months Ended October 31, 2024 (unaudited)	For the Year Ended April 30, 2024	For the Six Months Ended October 31, 2024 (unaudited)	For the Year Ended April 30, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income	$5,319,441	$11,906,870	$2,458,408	$6,355,538
Net realized gain (loss)	524,726	(6,198,769)	584,920	247,249
Net change in net unrealized appreciation (depreciation)	2,865,023	(3,571,981)	1,198,282	20,467
Net increase in net assets resulting from operations	8,709,190	2,136,120	4,241,610	6,623,254
Distributions to Shareholders	(5,068,760)	(11,825,574)	(2,488,552)	(5,752,440)

Capital Share Transactions
Proceeds from shares created	149,163,973	15,588,803	—	59,009,264
Cost of shares redeemed	(55,657,582)	(34,837,436)	(20,831,647)	(2,646,618)
Net increase (decrease) from capital share transactions	93,506,391	(19,248,633)	(20,831,647)	56,362,646
Total increase (decrease) in net assets	97,146,821	(28,938,087)	(19,078,589)	57,233,460

Net Assets
Beginning of period	213,604,633	242,542,720	83,218,350	25,984,890
End of period	$310,751,454	$213,604,633	$64,139,761	$83,218,350

Changes in Shares Outstanding
Shares outstanding, beginning of period	10,450,000	11,400,000	3,200,000	1,000,000
Shares created	6,900,000	750,000	—	2,300,000
Shares redeemed	(2,650,000)	(1,700,000)	(800,000)	(100,000)
Shares outstanding, end of period	14,700,000	10,450,000	2,400,000	3,200,000

Statements of Changes in Net Assets (continued)

See notes to financial statements.

	NYLI MacKay Securitized Income ETF	NYLI MacKay Muni Insured ETF
	For the Period May 31, 2024* to October 31, 2024 (unaudited)	For the Six Months Ended October 31, 2024 (unaudited)	For the Year Ended April 30, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income	$2,768,923	$9,138,789	$15,743,539
Net realized gain (loss)	1,343,996	(888)	(4,577,494)
Net change in net unrealized appreciation (depreciation)	(726,439)	3,432,455	(1,561,961)
Net increase in net assets resulting from operations	3,386,480	12,570,356	9,604,084
Distributions to Shareholders	(1,923,985)	(9,386,827)	(16,214,900)

Capital Share Transactions
Proceeds from shares created	163,728,592	61,896,535	157,883,345
Cost of shares redeemed	(7,826,258)	(13,303,671)	(55,878,397)
Net increase from capital share transactions	155,902,334	48,592,864	102,004,948
Total increase in net assets	157,364,829	51,776,393	95,394,132

Net Assets
Beginning of period	—	458,470,227	363,076,095
End of period	$157,364,829	$510,246,620	$458,470,227

Changes in Shares Outstanding
Shares outstanding, beginning of period	—	19,200,000	14,950,000
Shares created	6,388,087	2,550,000	6,600,000
Shares redeemed	(300,000)	(550,000)	(2,350,000)
Shares outstanding, end of period	6,088,087	21,200,000	19,200,000

*Commencement of operations.

Statements of Changes in Net Assets (continued)

See notes to financial statements.

	NYLI MacKay Muni Intermediate ETF		NYLI MacKay California Muni Intermediate ETF
	For the Six Months Ended October 31, 2024 (unaudited)	For the Year Ended April 30, 2024	For the Six Months Ended October 31, 2024 (unaudited)	For the Year Ended April 30, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income	$12,252,685	$18,538,864	$431,854	$1,099,564
Net realized gain (loss)	(2,254,175)	(2,611,293)	135,516	(69,262)
Net change in net unrealized appreciation (depreciation)	5,579,100	(339,833)	(74,114)	(113,680)
Net increase in net assets resulting from operations	15,577,610	15,587,738	493,256	916,622
Distributions to Shareholders	(13,146,074)	(19,799,129)	(460,097)	(1,244,793)

Capital Share Transactions
Proceeds from shares created	76,502,765	280,896,285	1,078,689	8,504,362
Cost of shares redeemed	(1,201,049)	(39,922,258)	(2,144,496)	(33,295,456)
Net increase (decrease) from capital share transactions	75,301,716	240,974,027	(1,065,807)	(24,791,094)
Total increase (decrease) in net assets	77,733,252	236,762,636	(1,032,648)	(25,119,265)

Net Assets
Beginning of period	651,264,515	414,501,879	25,703,289	50,822,554
End of period	$728,997,767	$651,264,515	$24,670,641	$25,703,289

Changes in Shares Outstanding
Shares outstanding, beginning of period	27,050,000	16,950,000	1,200,000	2,350,000
Shares created	3,150,000	11,750,000	50,000	400,000
Shares redeemed	(50,000)	(1,650,000)	(100,000)	(1,550,000)
Shares outstanding, end of period	30,150,000	27,050,000	1,150,000	1,200,000

Statements of Changes in Net Assets (continued)

See notes to financial statements.

	NYLI CBRE Real Assets ETF		NYLI Winslow Large Cap Growth ETF
	For the Six Months Ended October 31, 2024 (unaudited)	For the Period May 10, 2023* to April 30, 2024	For the Six Months Ended October 31, 2024 (unaudited)	For the Year Ended April 30, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$91,502	$160,101	$(39,386)	$(18,987)
Net realized gain (loss)	72,340	(95,329)	4,479	1,784,590
Net change in net unrealized appreciation (depreciation)	458,559	(72,622)	4,839,989	5,096,406
Net increase (decrease) in net assets resulting from operations	622,401	(7,850)	4,805,082	6,862,009
Distributions to Shareholders	(91,204)	(135,174)	—	(2,587)

Capital Share Transactions
Proceeds from shares created	—	4,980,108	45,662,774	1,606,997
Cost of shares redeemed	—	—	(3,288,189)	—
Net increase from capital share transactions	—	4,980,108	42,374,585	1,606,997
Total increase in net assets	531,197	4,837,084	47,179,667	8,466,419

Net Assets
Beginning of period	4,837,084	—	27,118,796	18,652,377
End of period	$5,368,281	$4,837,084	$74,298,463	$27,118,796

Changes in Shares Outstanding
Shares outstanding, beginning of period	200,000	—	690,000	650,000
Shares created	—	200,000	1,040,000	40,000
Shares redeemed	—	—	(80,000)	—
Shares outstanding, end of period	200,000	200,000	1,650,000	690,000

*Commencement of operations.

Statements of Changes in Net Assets (continued)

See notes to financial statements.

	NYLI Winslow Focused Large Cap Growth ETF
	For the Six Months Ended October 31, 2024 (unaudited)	For the Year Ended April 30, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$(8,993)	$4,011
Net realized gain	878,452	629,708
Net change in net unrealized appreciation	499,327	1,671,620
Net increase in net assets resulting from operations	1,368,786	2,305,339
Distributions to Shareholders	—	(75,766)

Capital Share Transactions
Proceeds from shares created	1,765,817	391,770
Cost of shares redeemed	(1,793,928)	—
Net increase (decrease) from capital share transactions	(28,111)	391,770
Total increase in net assets	1,340,675	2,621,343

Net Assets
Beginning of period	8,803,017	6,181,674
End of period	$10,143,692	$8,803,017

Changes in Shares Outstanding
Shares outstanding, beginning of period	220,000	210,000
Shares created	40,000	10,000
Shares redeemed	(40,000)	—
Shares outstanding, end of period	220,000	220,000

Financial Highlights

Selected Data for a Share of Capital Stock Outstanding

See notes to financial statements.

	NYLI MacKay Core Plus Bond ETF
	For the Six Months Ended October 31, 2024 (unaudited)		For the Year Ended April 30,		For the Period June 29, 2021(a) to April 30, 2022
			2024	2023
Net asset value, beginning of period	$20.44		$21.28	$22.35	$25.00

Income from Investment Operations
Net investment income(b)	0.56		1.07	0.86	0.40
Net realized and unrealized gain (loss)	0.72		(0.85)	(1.16)	(2.70)
Net increase (decrease) in net assets resulting from investment operations	1.28		0.22	(0.30)	(2.30)

Distributions from:
Net investment income	(0.58)		(1.06)	(0.77)	(0.32)
Net realized gain	—		—	—	(0.03)
Total distributions from net investment income and realized gains	(0.58)		(1.06)	(0.77)	(0.35)
Net asset value, end of period	$21.14		$20.44	$21.28	$22.35
Market price, end of period	$21.15		$20.48	$21.24	$22.38

Total Return
Total investment return based on net asset value(c)	6.29%		1.14%	(1.31)%	(9.31)%
Total investment return based on market price(d)	6.15%		1.49%	(1.59)%	(9.21	)%(e)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$310,751		$213,605	$242,543	$148,625
Ratio to average net assets of:
Expenses net of waivers/reimbursements	0.39	%(f)	0.39%	0.39%	0.39	%(f)
Expenses excluding waivers/reimbursements	0.50	%(f)	0.49%	0.50%	0.64	%(f)
Net investment income	5.31	%(f)	5.18%	4.06%	2.00	%(f)
Portfolio turnover rate(g)	128%		121%	212%	333%

(a)Commencement of operations.

(b)Based on average shares outstanding.

(c)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(d)The market price total investment returns are calculated using the mean between the last bid and ask prices. Total investment returns calculated for a period less than one year are not annualized.

(e)Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception date to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(f)Annualized.

(g)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

See notes to financial statements.

	NYLI MacKay ESG High Income ETF
	For the Six Months Ended October 31, 2024 (unaudited)		For the Year Ended April 30, 2024		For the Period October 25, 2022(a) to April 30, 2023
Net asset value, beginning of period	$26.01		$25.98		$25.00

Income from Investment Operations
Net investment income(b)	1.00		2.01		0.99
Net realized and unrealized gain (loss)	0.69		(0.11	)(c)	0.77
Net increase (decrease) in net assets resulting from investment operations	1.69		1.90		1.76

Distributions from:
Net investment income	(0.98)		(1.85)		(0.78)
Net realized gain	—		(0.02)		—
Total distributions from net investment income and realized gains	(0.98)		(1.87)		(0.78)
Net asset value, end of period	$26.72		$26.01		$25.98
Market price, end of period	$26.74		$26.05		$26.03

Total Return
Total investment return based on net asset value(d)	6.68%		7.55%		7.12%
Total investment return based on market price(e)	6.55%		7.53%		7.29	%(f)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$64,140		$83,218		$25,985
Ratio to average net assets of:
Expenses net of waivers/reimbursements	0.40	%(g)	0.40%		0.40	%(g)
Expenses excluding waivers/reimbursements	0.60	%(g)	0.57%		0.81	%(g)
Net investment income	7.49	%(g)	7.83%		7.48	%(g)
Portfolio turnover rate(h)	26%		59%		30%

(a)Commencement of operations.

(b)Based on average shares outstanding.

(c)Calculation of the net realized and unrealized gain (loss) per share may not correlate with the Fund’s net realized and unrealized gain (loss) presented on the Statements of Changes in Net Assets due to the timing of creation of Fund shares in relation to fluctuating market values.

(d)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)The market price total investment returns are calculated using the mean between the last bid and ask prices. Total investment returns calculated for a period less than one year are not annualized.

(f)Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception date to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(g)Annualized. Certain expenses are not annualized and reflects the period presented.

(h)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

See notes to financial statements.

	NYLI MacKay Securitized Income ETF
	For the Period May 31, 2024(a) to October 31, 2024
Net asset value, beginning of period	$25.07

Income from Investment Operations
Net investment income(b)	0.61
Net realized and unrealized gain (loss)	0.58
Net increase (decrease) in net assets resulting from investment operations	1.19

Distributions from:
Net investment income	(0.41)
Net asset value, end of period	$25.85
Market price, end of period	$25.86

Total Return
Total investment return based on net asset value(c)	6.40%
Total investment return based on market price(d)	4.79	%(e)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$157,365
Ratio to average net assets of:
Expenses net of waivers/reimbursements	0.40	%(f)
Expenses excluding waivers/reimbursements	0.48	%(f)
Net investment income	5.59	%(f)
Portfolio turnover rate(g)	126%

(a)Commencement of operations.

(b)Based on average shares outstanding.

(c)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(d)The market price total investment returns are calculated using the mean between the last bid and ask prices. Total investment returns calculated for a period less than one year are not annualized.

(e)Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception date to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(f)Annualized.

(g)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

See notes to financial statements.

	NYLI MacKay Muni Insured ETF
	For the Six Months Ended October 31, 2024 (unaudited)		For the Year Ended April 30,
			2024	2023	2022	2021	2020
Net asset value, beginning of period	$23.88		$24.29	$24.66	$27.51	$25.89	$25.61

Income from Investment Operations
Net investment income(a)	0.46		0.90	0.74	0.36	0.38	0.53
Net realized and unrealized gain (loss)	0.21		(0.38)	(0.32)	(2.71)	1.76	0.50 (b)
Net increase (decrease) in net assets resulting from investment operations	0.67		0.52	0.42	(2.35)	2.14	1.03

Distributions from:
Net investment income	(0.48)		(0.93)	(0.79)	(0.49)	(0.52)	(0.64)
Net realized gain	—		—	—	(0.01)	—	(0.11)
Total distributions from net investment income and realized gains	(0.48)		(0.93)	(0.79)	(0.50)	(0.52)	(0.75)
Net asset value, end of period	$24.07		$23.88	$24.29	$24.66	$27.51	$25.89
Market price, end of period	$24.11		$23.88	$24.33	$24.65	$27.54	$26.00

Total Return
Total investment return based on net asset value(c)	2.80%		2.21%	1.74%	(8.70)%	8.32%	4.05%
Total investment return based on market price(d)	2.97%		2.03%	2.00%	(8.85)%	7.97%	4.36%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$510,247		$458,470	$363,076	$365,028	$444,327	$88,035
Ratio to average net assets of:
Expenses net of waivers/reimbursements	0.30	%(e)	0.30%	0.30%	0.30%	0.30%	0.30%
Expenses excluding waivers/reimbursements	0.47	%(e)	0.47%	0.50%	0.49%	0.51%	0.57%
Net investment income	3.77	%(e)	3.77%	3.08%	1.31%	1.40%	2.01%
Portfolio turnover rate(f)	9%		45%	136%	80%	36%	71%

(a)Based on average shares outstanding.

(b)Calculation of the net realized and unrealized gain (loss) per share does not correlate with the Fund’s net realized and unrealized gain (loss) presented on the Statements of Changes in Net Assets due to the timing of creation of Fund shares in relation to fluctuating market values.

(c)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(d)The market price total investment returns are calculated using the mean between the last bid and ask prices. Total investment returns calculated for a period less than one year are not annualized.

(e)Annualized.

(f)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

See notes to financial statements.

	NYLI MacKay Muni Intermediate ETF
	For the Six Months Ended October 31, 2024 (unaudited)		For the Year Ended April 30,
			2024	2023		2022	2021	2020
Net asset value, beginning of period	$24.08		$24.45	$24.47		$26.82	$25.22	$25.61

Income from Investment Operations
Net investment income(a)	0.43		0.81	0.63		0.28	0.47	0.53
Net realized and unrealized gain (loss)	0.13		(0.30)	0.00	(b)(c)	(2.16)	1.73	0.16 (b)
Net increase (decrease) in net assets resulting from investment operations	0.56		0.51	0.63		(1.88)	2.20	0.69

Distributions from:
Net investment income	(0.46)		(0.88)	(0.65)		(0.39)	0.58	(0.67)
Net realized gain	—		—	—		(0.08)	(0.02)	(0.41)
Total distributions from net investment income and realized gains	(0.46)		(0.88)	(0.65)		(0.47)	(0.60)	(1.08)
Net asset value, end of period	$24.18		$24.08	$24.45		$24.47	$26.82	$25.22
Market price, end of period	$24.21		$24.08	$24.49		$24.47	$26.84	$25.22

Total Return
Total investment return based on net asset value(d)	2.37%		2.09%	2.66%		(7.13)%	8.80%	2.65%
Total investment return based on market price(e)	2.49%		1.96%	2.80%		(7.19)%	8.90%	2.44%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$728,998		$651,265	$414,502		$229,984	$124,700	$51,708
Ratio to average net assets of:
Expenses net of waivers/reimbursements	0.30	%(f)	0.30%	0.30%		0.30%	0.30%	0.30%
Expenses excluding waivers/reimbursements	0.47	%(f)	0.47%	0.50%		0.51%	0.57%	0.62%
Net investment income	3.51	%(f)	3.38%	2.59%		1.05%	1.78%	2.02%
Portfolio turnover rate(g)	17%		26%	64%		74%	43%	77%

(a)Based on average shares outstanding.

(b)Calculation of the net realized and unrealized gain (loss) per share may not correlate with the Fund’s net realized and unrealized gain (loss) presented on the Statements of Changes in Net Assets due to the timing of creation of Fund shares in relation to fluctuating market values.

(c)Less than $0.005 per share.

(d)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)The market price total investment returns are calculated using the mean between the last bid and ask prices. Total investment returns calculated for a period less than one year are not annualized.

(f)Annualized.

(g)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

See notes to financial statements.

	NYLI MacKay California Muni Intermediate ETF
	For the Six Months Ended October 31, 2024 (unaudited)		For the Year Ended April 30,		For the Period December 21, 2021(a) to April 30, 2022
			2024	2023
Net asset value, beginning of period	$21.42		$21.63	$21.78	$25.00

Income from Investment Operations
Net investment income(b)	0.38		0.72	0.62	0.13
Net realized and unrealized gain (loss)	0.05		(0.14)	(0.12)	(3.18)
Net increase (decrease) in net assets resulting from investment operations	0.43		0.58	0.50	(3.05)

Distributions from:
Net investment income	(0.40)		(0.79)	(0.65)	(0.17)
Net asset value, end of period	$21.45		$21.42	$21.63	$21.78
Market price, end of period	$21.48		$21.43	$21.65	$21.80

Total Return
Total investment return based on net asset value(c)	2.05%		2.73%	2.28%	(12.25)%
Total investment return based on market price(d)	2.13%		2.72%	2.33%	(12.17	)%(e)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$24,671		$25,703	$50,823	$43,566
Ratio to average net assets of:
Expenses net of waivers/reimbursements	0.35	%(f)	0.35%	0.35%	0.35	%(f)
Expenses excluding waivers/reimbursements	0.73	%(f)	0.83%	0.69%	0.73	%(f)
Net investment income	3.49	%(f)	3.34%	2.86%	1.54	%(f)
Portfolio turnover rate(g)	47%		73%	98%	86%

(a)Commencement of operations.

(b)Based on average shares outstanding.

(c)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(d)The market price total investment returns are calculated using the mean between the last bid and ask prices. Total investment returns calculated for a period less than one year are not annualized.

(e)Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception date to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(f)Annualized.

(g)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

See notes to financial statements.

	NYLI CBRE Real Assets ETF
	For the Six Months Ended October 31, 2024 (unaudited)		For the Period May 10, 2023(a) to April 30, 2024
Net asset value, beginning of period	$24.19		$24.90

Income from Investment Operations
Net investment income(b)	0.46		0.80
Net realized and unrealized gain (loss)	2.65		(0.83)
Net increase (decrease) in net assets resulting from investment operations	3.11		(0.03)

Distributions from:
Net investment income	(0.46)		(0.68)
Net asset value, end of period	$26.84		$24.19
Market price, end of period	$26.92		$24.18

Total Return
Total investment return based on net asset value(c)	12.95%		(0.16)%
Total investment return based on market price(d)	13.29%		(0.18	)%(e)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,368		$4,837
Ratio to average net assets of:
Expenses net of waivers/reimbursements	0.65	%(f)	0.65	%(f)
Expenses excluding waivers/reimbursements	1.79	%(f)	2.03	%(f)
Net investment income	3.48	%(f)	3.43	%(f)
Portfolio turnover rate(g)	46%		68%

(a)Commencement of operations.

(b)Based on average shares outstanding.

(c)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(d)The market price total investment returns are calculated using the mean between the last bid and ask prices. Total investment returns calculated for a period less than one year are not annualized.

(e)Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception date to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(f)Annualized.

(g)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

See notes to financial statements.

	NYLI Winslow Large Cap Growth ETF
	For the Six Months Ended October 31, 2024 (unaudited)		For the Year Ended April 30, 2024		For the Period June 23, 2022(a) to April 30, 2023
Net asset value, beginning of period	$39.30		$28.70		$25.00

Income from Investment Operations
Net investment income (loss)(b)	(0.04)		(0.03)		0.02
Net realized and unrealized gain (loss)	5.77		10.63		3.69
Net increase (decrease) in net assets resulting from investment operations	5.73		10.60		3.71

Distributions from:
Net investment income	—		(0.00	)(c)	(0.01)
Net asset value, end of period	$45.03		$39.30		$28.70
Market price, end of period	$45.03		$39.32		$28.70

Total Return
Total investment return based on net asset value(d)	14.57%		36.94%		14.89%
Total investment return based on market price(e)	14.52%		37.02%		14.85	%(f)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$74,298		$27,119		$18,652
Ratio to average net assets of:
Expenses net of waivers/reimbursements	0.60	%(g)	0.60%		0.60	%(g)
Expenses excluding waivers/reimbursements	0.87	%(g)	1.13%		1.32	%(g)
Net investment income (loss)	(0.16	)%(g)	(0.08)%		0.09	%(g)
Portfolio turnover rate(h)	37%		70%		77%

(a)Commencement of operations.

(b)Based on average shares outstanding.

(c)Less than $0.005 per share.

(d)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)The market price total investment returns are calculated using the mean between the last bid and ask prices. Total investment returns calculated for a period less than one year are not annualized.

(f)Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception date to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(g)Annualized. Certain expenses are not annualized and reflects the period presented.

(h)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

See notes to financial statements.

	NYLI Winslow Focused Large Cap Growth ETF
	For the Six Months Ended October 31, 2024 (unaudited)		For the Year Ended April 30, 2024	For the Period June 23, 2022(a) to April 30, 2023
Net asset value, beginning of period	$40.01		$29.44	$24.93

Income from Investment Operations
Net investment income (loss)(b)	(0.04)		0.02	0.02
Net realized and unrealized gain (loss)	6.14		10.91	4.50
Net increase (decrease) in net assets resulting from investment operations	6.10		10.93	4.52

Distributions from:
Net investment income	—		(0.02)	(0.01)
Net realized gain	—		(0.34)	—
Total distributions from net investment income and realized gains	—		(0.36)	—
Net asset value, end of period	$46.11		$40.01	$29.44
Market price, end of period	$46.13		$40.02	$29.43

Total Return
Total investment return based on net asset value(c)	15.24%		37.31%	18.12%
Total investment return based on market price(d)	15.27%		37.36%	18.11	%(e)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,144		$8,803	$6,182
Ratio to average net assets of:
Expenses net of waivers	0.65	%(f)	0.65%	0.65	%(f)
Expenses excluding waivers	1.22	%(f)	1.45%	1.98	%(f)
Net investment income (loss)	(0.18	)%(f)	0.05%	0.09	%(f)
Portfolio turnover rate(g)	30%		65%	29%

(a)Commencement of operations.

(b)Based on average shares outstanding.

(c)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(d)The market price total investment returns are calculated using the mean between the last bid and ask prices. Total investment returns calculated for a period less than one year are not annualized.

(e)Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(f)Annualized. Certain expenses are not annualized and reflects the period presented.

(g)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

Notes to Financial Statements

October 31, 2024 (unaudited)

1. ORGANIZATION

New York Life Investments Active ETF Trust (the “Trust”) was organized as a Delaware statutory trust on January 30, 2008 and is registered with the Securities and Exchange Commission (“SEC”) as an open-end, management investment company, as defined by the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of nine operational funds (collectively, the “Funds” and each, a “Fund”). The Funds are exchange-traded funds (“ETFs”), whose shares are listed on a stock exchange and traded like equity securities at market prices.

Investors may find the financial statements of any issuer whose securities represent a significant amount of the Fund’s assets on the SEC’s website (www.sec.gov).

Fund	Diversification Policy	Commencement of Operations Date
NYLI MacKay Core Plus Bond ETF	Diversified	June 29, 2021
NYLI MacKay ESG High Income ETF	Diversified	October 25, 2022
NYLI MacKay Securitized Income ETF*	Diversified	May 31, 2024
NYLI MacKay Muni Insured ETF	Diversified	October 18, 2017
NYLI MacKay Muni Intermediate ETF	Diversified	October 18, 2017
NYLI MacKay California Muni Intermediate ETF	Diversified	December 21, 2021
NYLI CBRE Real Assets ETF	Diversified	May 10, 2023
NYLI Winslow Large Cap Growth ETF	Non-diversified	June 23, 2022
NYLI Winslow Focused Large Cap Growth ETF	Non-diversified	June 23, 2022

*NYLI MacKay Securitized Income ETF commenced operations in May 31, 2024, after the conversion of a separately managed account (the “Predecessor Account”) into shares of the Fund. The Fund has adopted the performance history of the Predecessor Account. Pursuant to the conversion, the Predecessor Account transferred substantially all of its assets to the Fund. MacKay, the Fund’s Subadvisor, managed the Predecessor Account. The Predecessor Account commenced operations on October 1, 2019. The Fund’s objectives, policies, guidelines and restrictions are, in all material respects, equivalent to those of the Predecessor Account

MacKay Shields LLC (“MacKay”), is the sub-advisor to NYLI MacKay Core Plus Bond ETF, NYLI MacKay ESG High Income ETF, NYLI MacKay Securitized Income ETF, NYLI MacKay Muni Insured ETF, NYLI MacKay Muni Intermediate ETF, and NYLI MacKay California Muni Intermediate ETF, CBRE Investment Management Listed Real Assets LLC is the sub-advisor to NYLI CBRE Real Assets ETF, and Winslow Capital Management, LLC is the sub-advisor for NYLI Winslow Large Cap Growth ETF and NYLI Winslow Focused Large Cap Growth ETF (collectively, the “Sub-Advisors” and each, a “Sub-Advisor”).

The Investment objective of each Fund is:

Fund	Investment Objective
NYLI MacKay Core Plus Bond ETF	Seeks total return[1].
NYLI MacKay ESG High Income ETF	Seeks to maximize current income while incorporating the Subadvisor’s ESG investment strategy.
NYLI MacKay Securitized Income ETF	Seeks total return with an emphasis on current income.
NYLI MacKay Muni Insured ETF	Seeks current income exempt from federal income tax.
NYLI MacKay Muni Intermediate ETF	Seeks current income exempt from federal income tax.
NYLI MacKay California Muni Intermediate ETF	Seeks current income exempt from federal and California income taxes.
NYLI CBRE Real Assets ETF	Seeks total return through capital growth and current income.
NYLI Winslow Large Cap Growth ETF	Seeks long-term growth of capital.
NYLI Winslow Focused Large Cap Growth ETF	Seeks long-term growth of capital.

1The Fund's investment objective changed effective December 4, 2024.

Notes to Financial Statements (continued)

October 31, 2024 (unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.

Use of Estimates

New York Life Investment Management LLC (“NYLIM” or “Advisor”) makes certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Indemnification

In the normal course of business, the Funds may enter into contracts that contain a variety of representations and warranties that may provide general indemnifications for certain liabilities. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. The Advisor believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Funds.

Investment Valuation

Each Fund issues and redeems shares on a continuous basis at Net Asset Value (“NAV”) only in large blocks of shares called “Creation Units.” The NAV is determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. The NAV of the shares of each Fund will be equal to each Fund’s total assets minus each Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to five decimal places. The consideration for purchase of a Creation Unit of shares of each Fund generally consists of a basket of securities and/or cash that the Fund specifies each day.

Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the “Board”) designated the Advisor as its Valuation Designee (the “Valuation Designee”). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Fund’s and the Valuation Designee’s policies and procedures (“Valuation Procedures”) govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources.

A Fund typically values fixed-income portfolio securities using last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by the Fund’s approved independent third-party pricing services. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a Fund may hold or transact in such securities in smaller odd lot sizes. Odd lots often trade at different prices that may be above or below the price at which the pricing service has valued the security. Amortized cost is used as a method of valuation with respect to

Notes to Financial Statements (continued)

October 31, 2024 (unaudited)

debt obligations with sixty days or less remaining to maturity unless the Advisor determines in good faith that such method does not represent fair value.

Generally, trading in U.S. government securities, money market instruments and certain fixed-income securities is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times. Futures contracts generally are valued at the settlement or closing price determined by the applicable exchange.

Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service. Equity securities are generally valued at the closing price of the security on the security’s primary exchange. The primary exchanges for a Fund’s foreign equity securities may close for trading at various times prior to close of regular trading on the NYSE Arca, and the value of such securities used in computing a Fund’s NAV are generally determined as of such times.

If a Fund invests in open-end management investment companies (other than ETFs) registered under the 1940 Act, such investments are generally valued using the investment company’s NAV per share or public offering price. Those companies may also use fair value pricing under some circumstances.

When market quotations or prices are not readily available or not representative of an investment’s fair value, investments are valued using fair value pricing as determined in good faith by the Valuation Designee, pursuant to the Valuation Procedures. The Valuation Procedures state that, subject to the oversight of the Board and unless otherwise noted, the responsibility for the day-to-day valuation of portfolio assets (including fair value measurements for the Funds’ assets and liabilities) rests with the Valuation Designee. The Valuation Designee may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of liquidity or other reason, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. The frequency with which a Fund’s investments are valued using fair value pricing is primarily a function of the types of securities and other assets in which the Fund invests pursuant to its investment objective, strategies and limitations.

The NYLI MacKay Core Plus Bond ETF and NYLI MacKay ESG High Income ETF sweeps uninvested cash balances into the BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class (“BlackRock Liquidity Fund”). BlackRock Liquidity Fund seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The NYLI MacKay Securitized Income ETF sweeps uninvested cash balances into the Dreyfus Treasury Obligation Cash Management Fund. Dreyfus Treasury Obligation Cash Management Fund seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in U.S. Treasury securities, repurchase agreements collaterized solely by U.S. Treasury securities or securities issued by the U.S. government agencies that are backed by the U.S. government. The NYLI MacKay Muni Insured ETF, NYLI MacKay Muni Intermediate ETF and NYLI MacKay California Muni Intermediate ETF sweeps uninvested cash balances into the Dreyfus Government Cash Management Fund. The Dreyfus Government Cash Management Fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity by investing in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities. The NYLI CBRE Real Assets ETF sweeps uninvested cash balances into the BlackRock Liquidity FedFund. The BlackRock Liquidity FedFund seeks current income as is consistent with liquidity and stability of principal. The NYLI Winslow Large Cap Growth ETF and NYLI Winslow Focused Large Cap Growth ETF sweep uninvested cash balances into the Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class (“Dreyfus Institutional Preferred”). The Dreyfus Institutional Preferred seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

Under normal conditions, the Funds invests cash collateral from securities lending activities into Dreyfus Government Cash Management Fund, Institutional Shares (“Dreyfus Government Fund”). The Dreyfus Government Fund has no redemption restrictions and is valued at the daily NAV.

Notes to Financial Statements (continued)

October 31, 2024 (unaudited)

Fair Value Measurement

Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:

•Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The availability of observable inputs can vary from security to security and are affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. With respect to the valuation of Level 3 securities, the Advisor may employ a market-based valuation approach which may use related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. The Advisor may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Advisor representatives meet regularly to review and discuss the appropriateness of such fair values using more current information, such as recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value each Fund’s investments at October 31, 2024 is disclosed at the end of each Fund’s Schedule of Investments.

Tax Information and Uncertain Tax Positions

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of the Fund within the allowable time limits.

Notes to Financial Statements (continued)

October 31, 2024 (unaudited)

The Advisor evaluates each Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Advisor has analyzed each Fund’s tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years), and has concluded that no provisions for federal, state and local income tax are required in each Fund’s financial statements. Each Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.

The Funds have concluded that there is no tax liability resulting from uncertain income tax positions taken or expected to be taken.

Foreign Taxes

The Funds may be subject to foreign withholding taxes on income and other transaction-based taxes imposed by certain countries in which they invest. A portion of the taxes on gains on investments or currency purchases/repatriation may be recoverable. The Funds will accrue such taxes expected and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. Whether or when a Fund will receive a withholding tax refund is subject to a determination by the tax authorities of each country in which the Fund has an open receivable. The Funds regularly evaluate the probability of recovering each accrued withholding tax. If the likelihood of recovery decreases accruals in the Funds’ net asset value for such refunds may be written down partially or in full, which will adversely affect the Funds’ net asset value.

The Funds may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which they invest. The Funds will accrue the unrecoverable portion of such taxes as applicable based upon their current interpretation of tax rules and regulations that exist in the market in which they invests. Capital gains taxes relating to positions still held are reflected as a liability on the Statements of Assets and Liabilities, as well as an adjustment to the Funds’ net unrealized appreciation/depreciation. Taxes related to capital gains realized during the year ended April 30, 2024, if any, are reflected as part of net realized gain (loss) on the Statements of Operations. Changes in tax liabilities related to capital gains taxes on unrealized investment gains, if any, are reflected as part of the change in net unrealized appreciation/depreciation on investments on the Statements of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.

Dividends and Distributions to Shareholders

Distributions to Shareholders are recorded on the ex-dividend date. In addition, the Funds may determine to distribute at least annually amounts representing the full dividend yield net of expenses on the underlying investment securities, as if the Funds owned the underlying investment securities for the entire dividend period in which case some portion of each distribution may result in a return of capital. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes, are reported as a tax return of capital. Therefore, no federal, state and local income tax provisions are required.

Cash Equivalents

Cash equivalents consist of highly liquid investments, with maturities of three months or less when acquired, and are disclosed as “Short-Term Investments” in the Schedules of Investments.

Notes to Financial Statements (continued)

October 31, 2024 (unaudited)

Security Transactions

Security transactions are recorded as of the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method.

Investment Income and Expenses

Dividend income is recognized on the ex-date net of any foreign tax withheld at the source. Interest income is accrued daily as earned using the effective interest rate method. Distributions of realized capital gains by underlying funds are recorded as realized capital gains on the ex-date. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned among the Funds in the Trust based upon the relative net assets or other appropriate measures. The Funds distribute substantially all their net investment income to shareholders in the form of dividends. Net investment income is distributed monthly and capital gains are typically distributed at least annually. Dividends may be declared and paid more frequently to comply with the distribution requirements of the Internal Revenue Code. The expenses of the investment companies in which the Funds invest are not included in the amounts shown as expenses on the Statements of Operations or in the expense ratios included in the Financial Highlights.

Discounts and premiums on securities purchased, other than Short-Term Investments, for the Funds are accreted and amortized, respectively, on the effective interest rate method over the life of the respective securities. Discounts and premiums on Short-Term Investments are accreted and amortized, respectively, on the straight-line method. The straight-line method approximates the effective interest method for Short-Term Investments. Income from payment-in-kind securities is accreted daily based on the effective interest method.

Loan Assignments, Participations and Commitments

Certain Funds may invest in loan assignments and participations (“loans”). Commitments are agreements to make money available to a borrower in a specified amount, at a specified rate and within a specified time. The Fund records an investment when the borrower withdraws money on a commitment or when a funded loan is purchased (trade date) and records interest as earned. These loans pay interest at rates that are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank, the Secured Overnight Financing Rate (“SOFR”) or an alternative reference rate.

The loans in which the Funds may invest are generally readily marketable, but may be subject to some restrictions on resale. For example, the Funds may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments. If the Funds purchase an assignment from a lender, the Funds will generally have direct contractual rights against the borrower in favor of the lender. If the Funds purchase a participation interest either from a lender or a participant, the Funds typically will have established a direct contractual relationship with the seller of the participation interest, but not with the borrower. Consequently, the Funds are subject to the credit risk of the lender or participant who sold the participation interest to the Funds, in addition to the usual credit risk of the borrower. In the event that the borrower, selling participant or intermediate participants become insolvent or enter into bankruptcy, the Funds may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.

Securities Lending

The Bank of New York Mellon (“BNY Mellon”) serves as the securities lending agent for NYLI MacKay Core Plus Bond ETF, NYLI MacKay ESG High Income ETF, NYLI MacKay Securitized Income ETF, NYLI CBRE Real Assets ETF, NYLI Winslow Large Cap Growth ETF and the NYLI Winslow Focused Large Cap Growth ETF. These Funds may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high grade debt obligations, is maintained at all times. Cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from fees paid by the borrowers of securities, net of fee rebates paid to the borrower plus reasonable

Notes to Financial Statements (continued)

October 31, 2024 (unaudited)

administrative and custody fees. Each Fund will continue to receive dividend and interest income on securities loaned, any gain or loss in the market price of securities on loan will be accounted for by each Fund. Lending portfolio securities could result in a delay in recovering the Fund’s securities if the borrower defaults.

A Fund’s security lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between each Fund and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower, collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. Government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, each Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. The lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy each Fund’s obligation to return the full amount owed to such Borrower.

In accordance with the securities lending agreement between the Funds and BNY Mellon, the Funds will be indemnified by BNY Mellon in the event of default of a third party Borrower.

The securities lending income earned by each Fund is disclosed on the Statements of Operations. The value of loaned securities and related collateral are shown on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities. As of October 31, 2024, the cash collateral consisted of an institutional money market fund and non-cash collateral consisted of U.S. Treasury Bills, Notes, Bonds, Separate Trading of Registered Interest (“STRIPs”) and Principal of Securities and U.S. Treasury Inflation Indexed Notes and Bonds with the following maturities:

	Money Market Mutual Fund	U.S. Government Securities
Fund	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
NYLI MacKay Core Plus Bond ETF	$407,050	$—	$88,157	$24,475,784	$24,970,991
NYLI MacKay ESG High Income ETF	1,119,464	—	27,153	114,947	1,261,564
NYLI CBRE Real Assets ETF	26,370	839	—	51,860	79,069

The collateral amount presented is in excess of the securities on loan.

3. INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

Investment Advisory Agreement

The Advisor serves as the investment advisor to each series of the Trust, and is an indirect wholly-owned subsidiary of New York Life Insurance Company. Under an Investment Advisory Agreement (“Advisory Agreement”) between the Advisor and the Trust, on behalf of each Fund, the Advisor provides a continuous investment program for each Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of each Fund (including arranging for sub-advisory services, as applicable), subject to the supervision of the Board. The Advisor is responsible for the Sub-Advisors and their management of the investment portfolios of each of the Funds.

The Advisor also: (i) supervises all non-advisory operations of the Funds; (ii) provides personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of the Funds and the other series of the Trust; (iii) arranges for (a) the preparation of all required tax returns, (b) the preparation and submission of reports to existing shareholders, (c) the periodic updating of prospectuses and statements of additional information and (d) the preparation of reports to be filed with the SEC and other regulatory authorities; (iv) maintains the records of the Funds and the other series of the Trust; and (v) provides office space and all necessary office equipment and services. The Funds reimburse the Advisor in an amount equal to a portion of the compensation of the Chief Compliance Officer attributable to each Fund.

Notes to Financial Statements (continued)

October 31, 2024 (unaudited)

The Advisory Agreement will continue in effect with respect to the Funds from year to year provided such continuance is specifically approved at least annually by a majority of the Trustees that are not interested persons of the Trust (“Independent Trustees”). Pursuant to the Advisory Agreement, the Funds pay the Advisor a fee, which is accrued daily and paid monthly, for the services performed and the facilities furnished at an annual rate of each Fund’s average daily net assets per the table below.

Fund	Rate
NYLI MacKay Core Plus Bond ETF	0.39%
NYLI MacKay ESG High Income ETF	0.40%
NYLI MacKay Securitized Income ETF	0.40%
NYLI MacKay Muni Insured ETF	0.40%
NYLI MacKay Muni Intermediate ETF	0.40%
NYLI MacKay California Muni Intermediate ETF	0.45%
NYLI CBRE Real Assets ETF	0.65%
NYLI Winslow Large Cap Growth ETF*	0.75%
NYLI Winslow Focused Large Cap Growth ETF*	0.75%

*The advisory fee is as follows: 0.75% on assets up to $500 million; 0.725% on assets from $500 million to $750 million; 0.71% on assets from $750 million to $1 billion; 0.70% on assets from $1 billion to $2 billion; 0.66% on assets from $2 billion to $3 billion; 0.61% on assets from $3 billion to $7 billion; 0.585% on assets from $7 billion to $9 billion; and 0.575% on assets over $9 billion. During the year ended April 30, 2024, the effective advisory fee rate was 0.75% of the Funds average daily net assets, exclusive of any applicable waivers/reimbursements.

The Advisor has entered into an Expense Limitation Agreement with each Fund under which it has contractually agreed to waive a portion of its management fee and/or reimburse expenses of each Fund in an amount that limits each Fund’s total annual operating expenses (excluding interest, taxes, brokerage commissions, dividend payments on short sales, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of a Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) to not more than the average daily net assets of each Fund as follows:

Fund	Rate
NYLI MacKay Core Plus Bond ETF	0.39%
NYLI MacKay ESG High Income ETF	0.40%
NYLI MacKay Securitized Income ETF	0.40%
NYLI MacKay Muni Insured ETF	0.30%
NYLI MacKay Muni Intermediate ETF	0.30%
NYLI MacKay California Muni Intermediate ETF	0.35%
NYLI CBRE Real Assets ETF	0.65%
NYLI Winslow Large Cap Growth ETF	0.60%
NYLI Winslow Focused Large Cap Growth ETF	0.65%

The agreement will remain in effect permanently unless terminated by the Board of Trustees of the Funds.

As of October 31, 2024, the Advisor reimbursed the following Fund expenses:

Fund	Waived/Reimbursed Expenses
NYLI MacKay Core Plus Bond ETF	$113,042
NYLI MacKay ESG High Income ETF	66,471
NYLI MacKay Securitized Income ETF	41,040
NYLI MacKay Muni Insured ETF	406,546
NYLI MacKay Muni Intermediate ETF	592,914
NYLI MacKay California Muni Intermediate ETF	47,428

Notes to Financial Statements (continued)

October 31, 2024 (unaudited)

Fund	Waived/Reimbursed Expenses
NYLI CBRE Real Assets ETF	29,975
NYLI Winslow Large Cap Growth ETF	65,246
NYLI Winslow Focused Large Cap Growth ETF	29,292

Investment Sub-Advisory Agreements

The Sub-Advisors are registered investment advisors and are responsible for the day-to-day portfolio management of the Funds subject to the supervision of the Advisor and the Board. Pursuant to the terms of the respective Sub-Advisory Agreements between the Advisor and the Sub-Advisors, the Subadvisor is compensated by the Advisor. To the extent that the Advisor has agreed to waive its management fee or reimburse expenses, the Subadvisor has agreed to waive or reimburse its fee proportionately.

Distribution (12b-1 Fees)

ALPS Distributors, Inc. serves as the Funds’ distributor (the “Distributor”) pursuant to a Distribution Agreement. NYLIFE Distributors LLC has entered into a Service Agreement with the Distributor to market the Funds. The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1Plan”). In accordance with the Rule 12b-1 Plan, the Funds are authorized to pay an amount up to 0.25% of each Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each respective Fund’s assets. The Advisor and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.

As described in Note 4 below, the Distributor has entered into Authorized Participant Agreements with certain broker-dealers and others that allow those parties to be Authorized Participants and to subscribe for and redeem shares of the Funds. Also as described in Note 4 below, such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Funds’ shares outstanding, act as executing or clearing broker for investment transactions on behalf of the Funds and/or serve as counterparty to derivative transactions with each Fund.

Administrator, Custodian and Transfer Agent

BNY Mellon (in each capacity, the “Administrator,” “Custodian” or “Transfer Agent”) serves as the Funds’ Administrator, Custodian and Transfer Agent pursuant to the Fund Administration and Accounting Agreement, Custody Agreement and Transfer Agency Agreement. Pursuant to these agreements, BNY Mellon provides necessary administrative, custody, transfer agency, tax, accounting services and financial reporting for the maintenance and operations of the Trust and the Funds. BNY Mellon is also responsible for maintaining the books and records and calculating the daily NAV of the Funds. BNY Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

4. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed on a continuous basis at NAV only in large blocks of shares called Creation Units. Except when aggregated in Creation Units, shares are not redeemable. Transactions in shares of the Funds are disclosed in detail in the Statements of Changes in Net Assets. Only Authorized Participants may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to create and redeem whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the

Notes to Financial Statements (continued)

October 31, 2024 (unaudited)

secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.

5. FEDERAL INCOME TAX

At October 31, 2024, the cost and unrealized appreciation/depreciation of investments, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
NYLI MacKay Core Plus Bond ETF	$312,112,410	$3,189,804	$(5,037,485)	$(1,847,681)
NYLI MacKay ESG High Income ETF	61,886,310	2,547,845	(400,704)	2,147,141
NYLI MacKay Securitized Income ETF	158,191,608	1,300,153	(998,231)	301,922
NYLI MacKay Muni Insured ETF	502,146,671	9,335,226	(3,850,529)	5,484,697
NYLI MacKay Muni Intermediate ETF	720,633,587	10,880,559	(9,086,815)	1,793,744
NYLI MacKay California Muni Intermediate ETF	24,400,104	516,693	(213,447)	303,246
NYLI CBRE Real Assets ETF	5,039,744	541,803	(161,244)	380,559
NYLI Winslow Large Cap Growth ETF	62,454,548	12,095,366	(192,511)	11,902,855
NYLI Winslow Focused Large Cap Growth ETF	7,283,346	2,991,711	(42,226)	2,949,485

The tax character of distributions paid during the years ended April 30, 2024 and 2023 were as follows:

	2024				2023
Fund	Ordinary Income	Tax-Exempt Income	Long-Term Capital Gains	Tax Return of Capital	Ordinary Income	Tax-Exempt Income	Long-Term Capital Gains	Tax Return of Capital
NYLI MacKay Core Plus Bond ETF	$11,825,574	$—	$—	$—	$7,861,346	$—	$—	$—
NYLI MacKay ESG High Income ETF	5,752,440	—	—	—	776,850	—	—	—
NYLI MacKay Securitized Income ETF	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
NYLI MacKay Muni Insured ETF	226,171	15,988,729	—	—	38,417	11,495,066	—	—
NYLI MacKay Muni Intermediate ETF	219,568	19,579,561	—	—	15,354	8,908,072	—	—
NYLI MacKay California Muni Intermediate ETF	5,930	1,238,863	—	—	8,565	1,388,865	—	—
NYLI CBRE Real Assets ETF	135,174	—	—	—	N/A	N/A	N/A	N/A
NYLI Winslow Large Cap Growth ETF	2,587	—	—	—	6,429	—	—	—
NYLI Winslow Focused Large Cap Growth ETF	3,413	—	72,353	—	3,182	—	—	—

At April 30, 2024, the Funds did not have any capital losses incurred after October 31 (“Post-October Losses”) and any late year ordinary income losses within the taxable year that can arise on the first business day of the Funds’ next taxable year.

Notes to Financial Statements (continued)

October 31, 2024 (unaudited)

At April 30, 2024, the Funds listed below had net capital loss carryforwards for Federal income tax purposes which are available for offset against future taxable net capital gains. The amounts were determined after adjustments for certain differences between financial reporting and tax purposes, such as wash sale losses.

Accordingly, no capital gain distributions are expected to be paid to shareholders of these Funds until future net capital gains have been realized in excess of the available capital loss carryforwards. There is no assurance that any Fund will be able to utilize all of its capital loss carryforwards before they expire. These loss carryforwards are as follows:

Fund	Utilized in Current Year	Short-Term With No Expiration	Long-Term With No Expiration
NYLI MacKay Core Plus Bond ETF	$—	$9,603,564	$7,492,182
NYLI MacKay ESG High Income ETF	—	—	—
NYLI MacKay Securitized Income ETF	NA	NA	NA
NYLI MacKay Muni Insured ETF	—	29,563,612	30,395,389
NYLI MacKay Muni Intermediate ETF	—	10,517,872	11,127,407
NYLI MacKay California Muni Intermediate ETF	—	7,146,126	289,930
NYLI CBRE Real Assets ETF	—	81,160	—
NYLI Winslow Large Cap Growth ETF	506,500	—	—
NYLI Winslow Focused Large Cap Growth ETF	2,700	—	—

6. OTHER AFFILIATED PARTIES AND TRANSACTIONS

For the purposes of the financial statements, the Funds assume the following to be holdings by affiliates. As of October 31, 2024, affiliated transactions, if any, are listed at the end of the Fund’s respective Schedule of Investments.

The following table reflects shares of a Fund beneficially owned by NYLIM or funds or accounts managed by NYLIM where such holdings exceed 5% of the shares of the Fund. As of October 31, 2024, NYLIM or funds, or accounts managed by NYLIM were not known to own beneficially greater than 5% of the shares of any Fund except as set forth below.

New York Life Investment Management LLC

Fund	% Ownership
NYLI MacKay Core Plus Bond ETF	96.4%
NYLI MacKay ESG High Income ETF	94.9%
NYLI MacKay Securitized Income ETF	83.2%
NYLI MacKay California Muni Intermediate ETF	42.2%
NYLI CBRE Real Assets ETF	95.0%
NYLI Winslow Large Cap Growth ETF	95.0%
NYLI Winslow Focused Large Cap Growth ETF	90.9%

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments) for the period ended October 31, 2024 are as follows:

Fund	Purchases	Sales	Purchases In-Kind	Sales In-Kind
NYLI MacKay Core Plus Bond ETF	$349,665,707	$252,906,917	$—	$—
NYLI MacKay ESG High Income ETF	16,146,085	37,654,379	—	—
NYLI MacKay Securitized Income ETF	267,401,845	138,224,516	24,638,022	—
NYLI MacKay Muni Insured ETF	98,458,795	41,487,640	—	—

Notes to Financial Statements (continued)

October 31, 2024 (unaudited)

Fund	Purchases	Sales	Purchases In-Kind	Sales In-Kind
NYLI MacKay Muni Intermediate ETF	191,444,854	115,051,916	—	—
NYLI MacKay California Muni Intermediate ETF	10,713,293	11,761,642	—	—
NYLI CBRE Real Assets ETF	2,394,214	2,391,240	—	—
NYLI Winslow Large Cap Growth ETF	18,028,776	20,794,085	45,312,925	414,913
NYLI Winslow Focused Large Cap Growth ETF	2,990,445	3,082,575	1,712,997	1,744,428

8. DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts

The Funds entered into futures contracts to help manage the duration and yield curve position of the Funds while minimizing the exposure to wide bid/ask spreads in traditional bonds. A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a financial instrument (e.g., foreign currency, interest rate, security or securities index). A Fund is subject to risks such as market price risk and/or interest rate risk in the normal course of investing in these transactions. Upon entering into a futures contract, a Fund is required to pledge to the broker or futures commission merchant an amount of cash and/or U.S. government securities equal to a certain percentage of the collateral amount, known as the “initial margin.” During the period the futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking to market such contract on a daily basis to reflect the market value of the contract at the end of each day’s trading. A Fund agrees to receive from or pay to the broker or futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” When the futures contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract.

The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of a Fund’s involvement in open futures positions. There are several risks associated with the use of futures contracts as hedging techniques. There can be no assurance that a liquid market will exist at the time when a Fund seeks to close out a futures contract. If no liquid market exists, a Fund would remain obligated to meet margin requirements until the position is closed. Futures may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used.

Futures may be more volatile than direct investments in the instrument underlying the futures and may not correlate to the underlying instrument, causing a given hedge not to achieve its objective. A Fund’s activities in futures contracts have minimal counterparty risk as they are conducted through regulated exchanges that guarantee the futures against default by the counterparty. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of a Fund, a Fund may not be entitled to the return of the entire margin owed to a Fund, potentially resulting in a loss. A Fund’s investment in futures contracts and other derivatives may increase the volatility of the Fund’s NAV and may result in a loss to the Fund. As of October 31, 2024, the open futures contracts for NYLI MacKay Core Plus Bond ETF are shown in the Schedule of Investments.

Quantitative Disclosure of Derivative Holding

The following tables show additional disclosures related to each Fund’s derivative and holding activities, including how such activities are accounted for and their effect in each Fund’s financial positions, performance and cash flows.

The fair value of derivative instruments reflected on the Statements of Assets and Liabilities were as follows:

Notes to Financial Statements (continued)

October 31, 2024 (unaudited)

Asset Derivatives	Interest Risk
NYLI MacKay Core Plus Bond ETF
Unrealized appreciation on futures contracts[1]	$108,828

NYLI MacKay Securitized Income ETF
Unrealized appreciation on futures contracts[1]	$28,611

Liability Derivatives	Interest Risk
NYLI MacKay Core Plus Bond ETF
Unrealized depreciation on futures contracts[1]	$(1,077,682)

NYLI MacKay Securitized Income ETF
Unrealized depreciation on futures contracts[1]	$(1,056,972)

1Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only unsettled variation margin is reported within the Statements of Assets and Liabilities.

Transactions in derivative instruments reflected on the Statements of Operations during the period ended October 31, 2024 were as follows:

Interest Risk
NYLI MacKay Core Plus Bond ETF
Realized gain (loss)
Futures contracts	$929,605
Changes in Unrealized appreciation (depreciation)
Futures contracts	$(119,345)

NYLI MacKay Securitized Income ETF
Realized gain (loss)
Futures contracts	$1,201,390
Changes in Unrealized appreciation (depreciation)
Futures contracts	$(1,028,361)

For the period ended October 31, 2024, the monthly average notional value of the futures contracts held by the Fund were as follows:

	Average Notional Value
	NYLI MacKay Core Plus Bond ETF	NYLI MacKay Securitized Income ETF
Asset Derivatives
Futures contracts	$28,664,968	$26,562,202
Liability Derivatives
Futures contracts	$(13,209,290)	$(418,144)

9. RISKS INVOLVED WITH INVESTING IN THE FUNDS

The Funds are subject to the principal risks described below, some or all of these risks may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. As with any investment, an investment in a Fund could result in a loss or the performance of a Fund could be inferior to that of other investments.

Notes to Financial Statements (continued)

October 31, 2024 (unaudited)

1 Applies to NYLI MacKay California Muni Intermediate ETF.

2 Applies to NYLI MacKay Core Plus Bond ETF and NYLI MacKay ESG High Income ETF.

California State Specific Risk1

Investments in municipal bonds issued by, or on behalf of, the State of California, and its political subdivisions, agencies and instrumentalities, will be impacted by events in California that may affect the value of the Fund’s investments and performance. These events may include fiscal or political policy changes, tax base erosion, budget deficits and other financial difficulties. Any deterioration of California’s fiscal situation and economic situation of its municipalities could cause greater volatility and increase the risk of investing in California.

Debt Securities Risk

The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates. Debt investments are subject to many risks, including, but not limited to, interest rate risk, credit risk, market risk, regulatory risk, price volatility and liquidity risk. There is a risk that an issuer or guarantor of a debt investment might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). Defaults may potentially reduce a Fund’s income or ability to recover amounts due, and may reduce the value of the debt investment, sometimes dramatically. Certain debt investments may be difficult to value, purchase, or sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale.

Debt securities most frequently trade in institutional round lot size transactions. If a Fund purchases bonds in amounts less than the institutional round lot size, which are frequently referred to as “odd” lots, the odd lot size positions may have more price volatility than institutional round lot size positions. The Fund uses a third-party pricing service to value bond holdings and the pricing service values bonds assuming orderly transactions of an institutional round lot size.

Derivatives Risk

Derivative strategies may expose a Fund to greater risk than if it had invested directly in the underlying instrument and often involve leverage, which may exaggerate a loss, potentially causing a Fund to lose more money than it originally invested and would have lost had it invested directly in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Fund. Futures may be more volatile than direct investments in the instrument underlying the contract and may not correlate perfectly to the underlying instrument. Futures and other derivatives also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying asset, a Fund may not be able to profitably exercise an option and may lose its entire investment in an option. Derivatives may also increase the expenses of a Fund.

ESG Investing Style Risk2

A Fund seeks exposure to the securities of companies meeting environmental, social and corporate governance investing criteria. A Fund excludes or limits exposure to securities of certain issuers for non-financial reasons, and a Fund may forgo some market opportunities available to funds that do not use these criteria. The application of ESG investing criteria may affect the Fund’s exposure to certain sectors or types of investments and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market. ESG investing is subjective by nature, and therefore offers no guarantee that the ESG criteria utilized by the Subadvisor will accurately provide exposure to issuers meeting environmental, social and corporate governance criteria or any judgment exercised by the Subadvisor will reflect the beliefs or values of any particular investor. In addition, ESG investing is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the factors relevant to a particular investment.

Notes to Financial Statements (continued)

October 31, 2024 (unaudited)

Large Investment Risk

From time to time, a Fund may receive large purchase or redemption orders from affiliated or unaffiliated funds or other investors. Such large transactions could have adverse effects on a Fund’s performance if a Fund were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase a Fund’s transaction costs.

10. SUBSEQUENT EVENTS

On September 26, 2024, the Board, upon the recommendation from the Fund’s Advisor, approved a proposal to change the name of the NYLI MacKay ESG Core Plus Bond ETF to NYLI MacKay Core Plus Bond ETF, change the ticker from ESGB to CPLB and change the Fund’s investment objective effective on or about December 4, 2024.

On December 12, 2024, the Board, upon the recommendation from the Fund's Advisor, approved a proposal to change the name of the NYLI MacKay ESG High Income ETF to NYLI MacKay High Income ETF, and change the Fund's investment objective effective on or about February 14, 2025.

Other than the changes to the Fund above, there were no other material events that would require disclosure in the preparation of these financial statements.

Notes to Financial Statements (continued)

October 31, 2024 (unaudited)

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in the Statement of Operations within the Fund’s Financial Statements.

Board Review of Investment Advisory Agreements (unaudited)

October 31, 2024 (unaudited)

Approval Relating to the NYLI MacKay Securitized Income ETF (formerly, IQ MacKay Securitized Income ETF)

The Board (the members of which are referred to as “Trustees”) met by videoconference on March 28, 2024, pursuant to an order issued by the U.S. Securities and Exchange Commission’s Division of Investment Management temporarily exempting fund boards from the in-person approval requirements of certain provisions of the Investment Company Act of 1940, as amended (“1940 Act”), in light of the impact of COVID-19. The Board met to consider the approval of an amendment to the Investment Advisory Agreement (the “Advisory Agreement Amendment”) and an amendment to the Subadvisory Agreement (the “Subadvisory Agreement Amendment”), each with respect to the IQ MacKay Securitized Income ETF, a new series of the Trust (the “New Fund”). The Board noted that the Advisory Agreement Amendment was between the Trust and IndexIQ Advisors LLC (“IndexIQ” or the “Advisor”), while the Subadvisory Agreement Amendment was between the Advisor and MacKay Shields LLC (“MacKay” or the “Sub-Advisor”).

In accordance with Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), the Board requested, reviewed and considered materials furnished by the Advisor and MacKay relevant to the Board’s consideration of whether to approve the amendment to the investment management agreement between the Advisor and Trust (the “Advisory Agreement Amendment”) and the subadvisory agreement between the Advisor and MacKay (the “Subadvisory Agreement”). In connection with considering approval of the Advisory Agreement Amendment and the Subadvisory Agreement, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”) met in Executive Session with counsel to the Trust and counsel to the Independent Trustees, who provided assistance and advice. The consideration of the Advisory Agreement Amendment and Subadvisory Agreement was conducted by both the full Board and the Independent Trustees, who also voted separately.

During their review and consideration, the Board and the Independent Trustees focused on and analyzed the factors they deemed relevant, including: (1) the nature, quality, and extent of the services that the Advisor and MacKay will provide to the New Fund, and the fees that the Advisor will charge to the New Fund; (2) information concerning the business and operations, compliance program and portfolio management teams of the Advisor and MacKay; (3) information describing the New Fund’s anticipated operating expenses; (4) data comparing the proposed fee rate for advisory services to be charged to the New Fund and the expected expense ratios to fees paid by and expense ratios of other registered investment companies with similar investment objectives and policies as those of the New Fund; (5) the extent to which economies of scale would be realized as the New Fund grows; (6) any “fall-out” benefits to be derived by the Advisor or MacKay from its relationship with the Trust; and (7) potential conflicts of interest.

In reviewing such factors, the Board relied on certain information, including (1) a copy of the Advisory Agreement Amendment; (2) a copy of the Subadvisory Agreement; (3) information about applicable expense limitation and fee waiver agreements; (4) information describing the Advisor and MacKay and the services provided thereby; (5) information regarding the respective compliance program of the Advisor and MacKay; (6) information regarding the portfolio management team of MacKay; (7) copies of the Form ADV for each of the Advisor and MacKay; (8) memoranda and guidance from legal counsel to the Independent Trustees on the fiduciary responsibilities of trustees, including Independent Trustees, in considering advisory and distribution agreements under the 1940 Act; (9) materials provided by each of the Advisor and MacKay in response to a 15(c) request for information from legal counsel to the Independent Trustees; and (10) a presentation by personnel of the Advisor and MacKay. In addition, the Board was provided data comparing the advisory fee and estimated operating expenses (including acquired fund fees and expenses, as applicable) of the New MacKay Fund with expenses and performance of other registered investment companies with similar investment objectives and policies. The Trustees also considered their personal experiences as Trustees and participants in the investment management industry, as applicable, including their experiences with the Advisor in respect of series of the Trust and IndexIQ ETF Trust.

Board Review of Investment Advisory Agreements (unaudited) (continued)

October 31, 2024 (unaudited)

In particular, the Trustees including the Independent Trustees, considered and discussed the following with respect to the New Fund:

1.The nature, extent, and quality of the facilities and services to be provided to the New Fund by IndexIQ and MacKay. The Independent Trustees reviewed the services that IndexIQ and MacKay would provide to the New Fund. In connection with the investment advisory services to be provided to the New Fund, the Independent Trustees noted the responsibilities that IndexIQ and MacKay would have as the New Fund’s investment adviser and sub-adviser, respectively, including overall supervisory responsibility for the general management and investment of the New Fund’s securities portfolio, ultimate responsibility, subject to oversight by the Board, for daily monitoring and quarterly reporting to the Board, and the implementation of Board directives as they relate to the New Fund.

The Independent Trustees considered IndexIQ’s experience, resources, and strengths in managing other ETFs. The Independent Trustees reviewed MacKay’s experience, resources, and strengths in managing other registered investment companies and investment mandates. Based on their consideration and review of the foregoing information, the Independent Trustees determined that the New Fund would likely benefit from the nature, quality, and extent of these services, as well as IndexIQ’s and MacKay’s ability to render such services based on their respective experience, operations, and resources.

2.Comparison of services to be provided and fees to be charged by IndexIQ and other investment advisers to similar clients, and the cost of the services to be provided and profits to be realized by IndexIQ and MacKay from the relationship with the New Fund. The Independent Trustees then compared both the services to be rendered and the proposed fees to be paid pursuant to the Advisory Agreement Amendment with IndexIQ to contracts of other investment advisers with respect to similar ETFs. In particular, the Independent Trustees compared the New Fund’s proposed advisory fees and projected expense ratios for its first year of operations to other ETFs in the New Fund’s peer group. The Independent Trustees also considered that the New Fund will have in place an Expense Limitation Agreement to limit the total operating expenses until such Expense Limitation Agreement is terminated by the Board.

The Independent Trustees also considered that IndexIQ would pay the sub-advisory fee to MacKay pursuant to the Subadvisory Agreement. They considered the level of such sub-advisory fee in the context of the services to be provided by MacKay to the New Fund. After comparing the New Fund’s proposed fees with those of other funds in the New Fund’s peer group, and in light of the nature, quality, and extent of services proposed to be provided by IndexIQ and MacKay and the costs expected to be incurred by IndexIQ and MacKay in rendering those services, the Independent Trustees concluded that the fees proposed to be paid to IndexIQ and MacKay with respect to the New Fund were fair and reasonable.

3.IndexIQ’s and MacKay’s profitability and the extent to which economies of scale would be realized as the New Fund grows and whether fee levels would reflect such economies of scale. The Independent Trustees next considered that the New Fund had not yet commenced operations at the time and information regarding economies of scale and the costs and profitability of IndexIQ and MacKay in connection with its serving as investment adviser and sub-adviser, respectively to the New Fund, was not available. Therefore, the Board made no determination with respect to economies of scale or the impact of the New Fund on IndexIQ’s or MacKay’s profitability.

4.Investment performance of IndexIQ and MacKay. Because the New Fund has not commenced operations, the Independent Trustees could not consider the investment performance of the New Fund, but did take into account the experience of MacKay and the investment strategies developed for the New Fund by MacKay.

Conclusion. No single factor was determinative to the decision of the Independent Trustees. Based on the foregoing and such other matters as were deemed relevant, the Independent Trustees concluded that the terms of the Advisory Agreement Amendment and the Subadvisory Agreement with MacKay were reasonable and fair to the New Fund and to recommend to the Board the approval of the Advisory Agreement Amendment and Subadvisory Agreement.

As a result, all of the Board members, including the Independent Trustees, determined that the Advisory Agreement Amendment and the Subadvisory Agreement are each in the best interests of the New Fund and its shareholders.

Board Review of Investment Advisory Agreements (unaudited) (continued)

October 31, 2024 (unaudited)

Approval Relating to New York Life Investment Management LLC as Investment Advisor to the Funds.

The Board (the members of which are referred to as “Trustees”) met by videoconference on March 28, 2024, pursuant to an order issued by the U.S. Securities and Exchange Commission’s Division of Investment Management temporarily exempting fund boards from the in-person approval requirements of certain provisions of the 1940 Act, in light of the impact of COVID-19. The Board met to consider the approval of an amended and restated Investment Advisory Agreement with New York Life Investment Management LLC (“NYLIM” or “New Advisor”), under which NYLIM would assume the duties and obligations of IndexIQ as investment adviser to the Funds (the “Transfer”), each such adviser entity an indirect, wholly-owned subsidiary of New York Life Insurance Company.

In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed and considered materials furnished by the New Advisor relevant to the Board’s consideration of whether to approve the Investment Advisory Agreement with respect to the Funds (the “NYLIM Advisory Agreement”). In connection with considering approval of the NYLIM Advisory Agreement, the Independent Trustees, met in executive session with counsel to the Independent Trustees, who provided assistance and advice. The consideration of the NYLIM Advisory Agreement was conducted by both the full Board and the Independent Trustees, who also voted separately.

During their review and consideration, the Board and the Independent Trustees focused on and analyzed the factors they deemed relevant, including: (1) the nature, extent and quality of the services provided by the New Advisor to the Funds and the fees charged by the New Advisor; (2) information concerning the business and operations, compliance program and portfolio management teams of the New Advisor; (3) the expense levels of each Fund; (4) the investment performance of the Funds; (5) the costs of the services provided and profits realized by the New Advisor and its affiliates from the relationship with the Trust, including expense limitation agreements between the New Advisor and certain Funds; (6) the extent to which economies of scale would be realized as each Fund grows; (7) any “fall-out” benefits derived or to be derived by the New Advisor from its relationship with the Trust; and (8) potential conflicts of interest.

In reviewing such factors, the Board relied on certain information, including (1) a copy of the NYLIM Advisory Agreement; (2) information about applicable expense limitation; (3) information describing the New Advisor and the services provided thereby; (4) information regarding the compliance program and portfolio management team of the New Advisor; (5) copies of the Form ADV for the New Advisor; (6) memoranda and guidance from legal counsel to the Independent Trustees on the fiduciary responsibilities of trustees, including Independent Trustees, in considering advisory and distribution agreements under the 1940 Act; (7) materials provided by the New Advisor in response to a 15(c) request for information from legal counsel to the Independent Trustees; and (8) a presentation by personnel of the New Advisor. In addition, the Board was provided data comparing the advisory fees and operating expenses (including acquired fund fees and expenses, as applicable) of the Funds with expenses and performance of other registered investment companies with similar investment objectives and policies. The Trustees also considered their personal experiences as Trustees and participants in the investment management industry, as applicable, including their experiences with the New Advisor in respect of series of the Trust and IndexIQ ETF Trust.

In particular, the Trustees including the Independent Trustees, considered and discussed the following with respect to the Funds:

1.The nature, extent and quality of the facilities and services provided by the New Advisor. The Board reviewed the services that the New Advisor would provide to the Funds. The Board noted the responsibilities that the New Advisor would have as the investment advisor to the Funds, including overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio, monitoring fund compliance with regulatory requirements and Fund objectives and policies, daily monitoring of the portfolio, overseeing Fund service providers, providing officers for the Funds, ongoing reporting to the Board, and the implementation of Board directives as they relate to the Funds. For Funds that were not yet operational, the Board considered the services rendered in respect of the existing Funds in assessing services expected to be provided to the non-operational Funds.

The Board reviewed the New Advisor’s experience, resources, and strengths in managing funds and other investment mandates, including that personnel of the Advisor who currently provide services to the Funds

Board Review of Investment Advisory Agreements (unaudited) (continued)

October 31, 2024 (unaudited)

would be substantially the same personnel who provide those services as part of the New Advisor. The Board also noted and discussed with the New Advisor the resources and additional support and personnel from its New York Life Insurance Company affiliates, which resources enhance and support the work of the New Advisor’s officers and staff.

The Board also noted that the New Advisor currently advises the Mainstay mutual funds along with certain other pooled investment vehicles. The Board also considered the tenure and experience of the personnel at the New Advisor who would provide management and administrative services to the Funds. The Board also considered the New Advisor’s marketing and distribution strategy, including the various services engaged by the Advisor in seeking to market and grow assets in the Funds.

Based on its consideration and review of the foregoing information, the Board concluded that each Fund was likely to benefit from the nature, quality, and extent of these services, as well as the New Advisor’s ability to render such services based on its personnel, experience, operations, and resources.

2.Comparison of services provided and fees charged by the New Advisor and other investment advisers to similar clients, and the cost of the services provided and profits realized by the New Advisor from its relationship with the Funds. The Board then compared both the services rendered and the fees paid with respect to the Funds pursuant to the NYLIM Advisory Agreement to contracts of other registered investment advisers providing services to similar ETFs.

In particular, the Board compared each Fund’s advisory fee and expense ratio (including acquired fund fees and expenses, as applicable) to other investment companies considered to be in each such Fund’s peer group. The New Advisor presented information on how peer groups were selected for the Funds, which generally are differentiated from broad Morningstar categorization based on distinguishing characteristics of many Funds’ core strategies. The New Advisor explained that peer groups were selected using an objective methodology.

The Board noted that certain Funds had peer groups of limited size and, in certain cases, with substantial differences in portfolio management and operational costs. The Board was presented with information describing the Funds’ performance and fees, with information relative to peer groups. The Board considered unique characteristics of certain Funds relative to peer groups, particularly where such Funds had fee or total expense ratios that diverged from the median levels of the applicable peer group. The Board also discussed price pressure in the general ETF marketplace and the impact of market pressures on the price levels for relatively unique investment strategies such as those implemented by several of the Funds.

Additionally, the Trustees considered that the New Advisor would put in place expense limitation whereby the New Advisor reimburses expenses and/or waives fees to limit the impact above set thresholds of certain expenses on shareholders of certain Funds. The Board noted that such expense limitation were reflected, where applicable, in the peer group analysis provided by the New Advisor. The Board further noted that the New Advisor would continue, at identical rates, the permanent expense limitation for certain Funds, which were subject to termination by the Board.

After comparing each Fund’s fees with those of other investment companies in the Fund’s peer group, and in light of the nature, quality, and extent of services provided by the New Advisor and the costs incurred by the New Advisor in rendering those services, the Board concluded that the level of fees paid (or proposed to be paid) to the Advisor with respect to each Fund is fair and reasonable.

3.The New Advisor’s profitability and the extent to which economies of scale would be realized as the Funds grow and whether fee levels would reflect such economies of scale. The Board discussed with the New Advisor the costs and profitability of the New Advisor in connection with its serving as investment advisor to each Fund, including operational costs. The Board also discussed additional resources available to the New Advisor as part of a larger organization, including the investment of financial and human resources into the New Advisor and additional support to market and distribute the Funds.

Board Review of Investment Advisory Agreements (unaudited) (continued)

October 31, 2024 (unaudited)

The Board considered information regarding the strategy of the New Advisor to grow assets in the Funds during the calendar year, including the marketing and distribution details that were provided in the Board materials. The Board reviewed the net asset levels of the Funds and the impact of both high and low asset levels on such Funds. The New Advisor presented to the Board information on the operating profits on a year over year basis.

The Board considered whether the continued operation of certain Funds that had not attracted significant assets under management would be profitable to the Advisor under the NYLIM Advisory Agreement and determined to continue to review the asset levels of the Funds in relation to the New Advisor’s profitability. The Board also noted the existence of Expense Limitation Agreements applicable to certain of the Funds, and their respective impacts on costs to shareholders and profitability of the New Advisor.

The Board concluded that the fees paid to the New Advisor were reasonable when considering the relative asset levels and profitability of the Funds to the New Advisor.

4.Investment performance of the Funds. The Board considered the investment performance of the existing Funds. In particular, the Board considered the investment performance of the Funds relative to their stated objectives and the success of the New Advisor in reaching such objectives. The Board also considered each Fund’s investment performance compared to the respective Fund’s peer group. The Board considered that certain Funds had recently launched and had limited performance and operational history to consider.

The Board concluded that the investment performance of the Funds supported the approval of the NYLIM Advisory Agreement.

The Board agreed that it had been furnished with sufficient information, both at the meeting and in its ongoing oversight of the Funds, to make an informed business decision with respect to the NYLIM Advisory Agreement for the Funds. Based on the foregoing and such other matters as were deemed relevant, and while no single factor was determinative in the decision, the Independent Trustees concluded that the terms of the NYLIM Advisory Agreement with the New Advisor were reasonable and fair to the Funds and to recommend to the Board the approval of the NYLIM Advisory Agreement. As a result, all of the Board members, including the Independent Trustees, determined that the NYLIM Advisory Agreement with the Advisor was in the best interests of each Fund and its shareholders. The Board and the Independent Trustees, voting separately, approved the NYLIM as the New Advisor to the Funds and the NYLIM Advisory Agreement.

The Board also concluded that the Transfer: i) would not result in a material change to the nature or the level of the actual investment management and administrative services to the Funds; ii) would not result in an increase in the advisory fee paid by a Fund under the NYLIM Advisory Agreement; iii) would not result in any change to the primary personnel who currently manage the Funds and that such individuals will continue to provide covered services immediately after the Transfer; iv) the transfer of the Advisory Agreement to the NYLIM Advisory Agreement will be reflected in writing and that the NYLIM Advisory Agreement will be amended to reflect the name change from IndexIQ to NYLIM; v) the Transfer will result in compliance with all of the provisions of Section 15 of the 1940 Act except the shareholder approval requirement; and vi) written notice to shareholders of the change of investment adviser would be provided via a supplement to the Funds’ registration statement and subsequently reflected in the annual update of the Funds’ summary prospectuses, statutory prospectuses and statements of additional information.

For more information
1-888-474-7725
newyorklifeinvestments.com/etf

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

(b)	Please refer to Item 7(a).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Please refer to Item 7(a).

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Please refer to Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Please refer to Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Please refer to Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Disclosure not required for open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	New York Life Investments Active ETF Trust

By (Signature and Title)*	/s/ Kirk C. Lehneis
Kirk C. Lehneis
(Principal Executive Officer)

Date	January 2, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kirk C. Lehneis
Kirk C. Lehneis
(Principal Executive Officer)

Date	January 2, 2025

By (Signature and Title)*	/s/ Adefolahan O. Oyefeso
Adefolahan O. Oyefeso
(Principal Financial Officer)

Date	January 2, 2025